UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – September 30, 2005

Item 1. Schedule of Investments.

TIAA-CREF Life Funds - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.70%
APPAREL AND ACCESSORY STORES - 1.24%
6,903	*	Kohl’s Corp	$346,393

		TOTAL APPAREL AND ACCESSORY STORES	346,393

APPAREL AND OTHER TEXTILE PRODUCTS - 0.42%
2,357		Polo Ralph Lauren Corp	118,557

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	118,557

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.44%
6,254		Lowe’s Cos	402,758

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	402,758

BUSINESS SERVICES - 12.95%
11,226		Adobe Systems, Inc	335,096
2,361	*	Autodesk, Inc	109,645
3,552	*	Cognizant Technology Solutions Corp	165,488
6,144	*	Electronic Arts, Inc	349,532
2,015	*	Google, Inc (Class A)	637,667
11,601	*	Juniper Networks, Inc	275,988
5,856	*	McAfee, Inc	183,996
2,410	*	Mercury Interactive Corp	95,435
18,767		Microsoft Corp	482,875
6,183		SAP AG. (Spon ADR)	267,909
720	*	Shanda Interactive Entertainment Ltd	19,476
940	*	Sina Corp	25,850
44	*	SoftBrands, Inc	76
2,613	*	Sohu.com, Inc	44,761
2	v*	Vast Solutions, Inc (Class B1)	—
2	v*	Vast Solutions, Inc (Class B2)	—
2	v*	Vast Solutions, Inc (Class B3)	—
5,624	*	Yahoo!, Inc	190,316
10,626	*	eBay, Inc	437,791

		TOTAL BUSINESS SERVICES	3,621,901

CHEMICALS AND ALLIED PRODUCTS - 15.92%
1,187	*	American Pharmaceutical Partners, Inc	54,198
9,705	*	Amgen, Inc	773,197
3,552		Dow Chemical Co	148,012
4,968	*	Genentech, Inc	418,355
3,853	*	Genzyme Corp	276,029
13,809		Gillette Co	803,684
6,851		Lilly (Eli) & Co	366,665
7,695		Procter & Gamble Co	457,545
16,890		Schering-Plough Corp	355,534
6,243	*	Sepracor, Inc	368,275
12,892		Teva Pharmaceutical Industries Ltd (Spon ADR)	430,851

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,452,345

COMMUNICATIONS - 2.21%
5,474		America Movil S.A. de C.V., Series L	144,076
160	*	Level 3 Communications, Inc	371
11,409		Sprint Corp	271,306
5,639	*	XM Satellite Radio Holdings, Inc	202,496

		TOTAL COMMUNICATIONS	618,249

EATING AND DRINKING PLACES - 0.41%
3,071	*	Brinker International, Inc	115,347

		TOTAL EATING AND DRINKING PLACES	115,347

ELECTRIC, GAS, AND SANITARY SERVICES - 0.89%
1,150		Dominion Resources, Inc	99,061
1,767		Exelon Corp	94,428
1,402		PG&E Corp	55,029

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	248,518

TIAA-CREF Life Funds - Growth Equity Fund

SHARES			VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 19.59%
10,366		Analog Devices, Inc	384,993
5,544	*	Broadcom Corp (Class A)	260,069
27,716	*	Cisco Systems, Inc	496,948
2,147		Emerson Electric Co	154,155
44,774		General Electric Co	1,507,541
1,068		Harman International Industries, Inc	109,224
13,916		Intel Corp	343,029
4,404	*	Marvel Technology Group Ltd	203,068
23,579		Motorola, Inc	520,860
6,078		National Semiconductor Corp	159,851
8,468	*	Network Appliance, Inc	201,030
19,050		Qualcomm, Inc	852,488
10,153		Xilinx, Inc	282,761

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,476,017

FOOD AND KINDRED PRODUCTS - 2.93%
7,542	*	Constellation Brands, Inc (Class A)	196,092
10,968		PepsiCo, Inc	621,995

		TOTAL FOOD AND KINDRED PRODUCTS	818,087

FURNITURE AND HOMEFURNISHINGS STORES - 1.28%
8,909	*	Bed Bath & Beyond, Inc	357,964

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	357,964

GENERAL MERCHANDISE STORES - 1.67%
5,815		Target Corp	301,973
3,758		Wal-Mart Stores, Inc	164,676

		TOTAL GENERAL MERCHANDISE STORES	466,649

HEALTH SERVICES - 2.92%
9,373	*	Caremark Rx, Inc	467,994
5,583	*	Express Scripts, Inc	347,262

		TOTAL HEALTH SERVICES	815,256

HOLDING AND OTHER INVESTMENT OFFICES - 0.44%
2,480		iShares Russell 1000 Growth Index Fund	123,578

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	123,578

HOTELS AND OTHER LODGING PLACES - 1.40%
3,759	*	Las Vegas Sands Corp	123,709
4,688		Starwood Hotels & Resorts Worldwide, Inc	268,013

		TOTAL HOTELS AND OTHER LODGING PLACES	391,722

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.21%
2,183	*	Apple Computer, Inc	117,031
16,455		Applied Materials, Inc	279,077
436		Caterpillar, Inc	25,615
19,652	*	Dell, Inc	672,098
2,294		Eaton Corp	145,784
4,494	*	Sandisk Corp	216,835

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,456,440

INSTRUMENTS AND RELATED PRODUCTS - 7.26%
7,596		Johnson & Johnson	480,675
11,833		Medtronic, Inc	634,485
12,566	*	St. Jude Medical, Inc	588,089
4,754	*	Zimmer Holdings, Inc	327,503

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,030,752

INSURANCE CARRIERS - 2.60%
2,023		Aetna, Inc	174,261
2,873		Progressive Corp	301,004
3,324	*	WellPoint, Inc	252,026

		TOTAL INSURANCE CARRIERS	727,291

LEATHER AND LEATHER PRODUCTS - 0.96%
8,553	*	Coach, Inc	268,222

		TOTAL LEATHER AND LEATHER PRODUCTS	268,222

METAL MINING - 0.85%
5,385		Companhia Vale do Rio Doce (ADR)	236,186

		TOTAL METAL MINING	236,186

TIAA-CREF Life Funds - Growth Equity Fund

SHARES			VALUE
MISCELLANEOUS RETAIL - 0.44%
4,277		CVS Corp	124,076

		TOTAL MISCELLANEOUS RETAIL	124,076

MOTION PICTURES - 0.96%
17,144		News Corp (Class A)	267,275

		TOTAL MOTION PICTURES	267,275

NONDEPOSITORY INSTITUTIONS - 3.06%
11,017		American Express Co	632,817
4,141		SLM Corp	222,123

		TOTAL NONDEPOSITORY INSTITUTIONS	854,940

OIL AND GAS EXTRACTION - 2.41%
4,765		Baker Hughes, Inc	284,375
4,310		Halliburton Co	295,321
1,552	*	Transocean, Inc	95,153

		TOTAL OIL AND GAS EXTRACTION	674,849

PETROLEUM AND COAL PRODUCTS - 1.61%
3,581		EOG Resources, Inc	268,217
2,868		ExxonMobil Corp	182,233

		TOTAL PETROLEUM AND COAL PRODUCTS	450,450

PRIMARY METAL INDUSTRIES - 0.67%
9,724	*	Corning, Inc	187,965

		TOTAL PRIMARY METAL INDUSTRIES	187,965

SECURITY AND COMMODITY BROKERS - 1.86%
7,014	*	Ameritrade Holding Corp	150,661
2,909		Goldman Sachs Group, Inc	353,676
591	*	Refco, Inc	16,708

		TOTAL SECURITY AND COMMODITY BROKERS	521,045

TRANSPORTATION BY AIR - 0.42%
7,828		Southwest Airlines Co	116,246

		TOTAL TRANSPORTATION BY AIR	116,246

TRANSPORTATION EQUIPMENT - 3.74%
4,063		Boeing Co	276,081
1,909		General Dynamics Corp	228,221
203		Northrop Grumman Corp	11,033
10,217		United Technologies Corp	529,649

		TOTAL TRANSPORTATION EQUIPMENT	1,044,984

WATER TRANSPORTATION - 0.65%
3,661		Carnival Corp	182,977

		TOTAL WATER TRANSPORTATION	182,977

WHOLESALE TRADE-NONDURABLE GOODS - 1.29%
4,420		Nike, Inc (Class B)	361,026

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	361,026

		TOTAL COMMON STOCKS (Cost $27,173,743)	27,878,065

		TOTAL PORTFOLIO - 99.70% (Cost $27,173,743)	27,878,065
		OTHER ASSETS & LIABILITIES, NET - 0.30%	82,891

		NET ASSETS - 100.00%	$27,960,956

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Growth [ampersand] Income Fund

TIAA-CREF LIFE FUNDS

TIAA-CREF GROWTH & INCOME

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.95%
APPAREL AND ACCESSORY STORES - 0.35%
5,863	*	Urban Outfitters, Inc	$172,372

		TOTAL APPAREL AND ACCESSORY STORES	172,372

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.30%
3,826		Home Depot, Inc	145,924

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	145,924

BUSINESS SERVICES - 7.10%
12,996		Adobe Systems, Inc	387,931
9,758		Automatic Data Processing, Inc	419,984
1,951		Ctrip.com International Ltd	125,020
2,916	*	Electronic Arts, Inc	165,891
6,948	*	Electronics for Imaging, Inc	159,387
794	*	Google, Inc (Class A)	251,269
44,634		Microsoft Corp	1,148,433
17,950	*	Oracle Corp	222,401
1,658	*	Pixar	73,798
9,300	*	VeriSign, Inc	198,741
9,822	*	Yahoo!, Inc	332,376

		TOTAL BUSINESS SERVICES	3,485,231

CHEMICALS AND ALLIED PRODUCTS - 12.15%
5,289	*	Amgen, Inc	421,375
8,400		AstraZeneca plc (Spon ADR)	395,640
3,431		Dow Chemical Co	142,970
3,034	*	Genzyme Corp	217,356
4,950	*	Gilead Sciences, Inc	241,362
12,873		Gillette Co	749,208
6,715		Eli Lilly & Co	359,387
2,262		Lyondell Chemical Co	64,739
5,559		Monsanto Co	348,827
3,946		Novartis AG (ADR)	201,246
21,265		Pfizer, Inc	530,987
6,653	*	Protein Design Labs, Inc	186,284
1,427		Roche Holding AG. (Genusscheine)	199,011
29,200		Schering-Plough Corp	614,660
2,864	*	Sepracor, Inc	168,947
12,643		Teva Pharmaceutical Industries Ltd (Spon ADR)	422,529
15,189		Wyeth	702,795

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,967,323

COMMUNICATIONS - 2.20%
11,895		BCE, Inc	326,399
23,533		Sprint Nextel Corp	559,615
4,767	*	Telus Corp (non vtg)	194,207

		TOTAL COMMUNICATIONS	1,080,221

DEPOSITORY INSTITUTIONS - 9.17%
27,514		Bank of America Corp	1,158,339
17,178		Citigroup, Inc	781,943
22,455		JPMorgan Chase & Co	761,898
15,990		Northern Trust Corp	808,294
4,800		PNC Financial Services Group, Inc	278,496
19,950		US Bancorp	560,196
2,652		Wells Fargo & Co	155,328

		TOTAL DEPOSITORY INSTITUTIONS	4,504,494

TIAA-CREF Life Funds - Growth [ampersand] Income Fund

SHARES			VALUE
EATING AND DRINKING PLACES - 1.56%
20,340		Brinker International, Inc	763,970

		TOTAL EATING AND DRINKING PLACES	763,970

ELECTRIC, GAS, AND SANITARY SERVICES - 3.15%
15,300	*	Allegheny Energy, Inc	470,016
8,324		Exelon Corp	444,835
8,339		FPL Group, Inc	396,937
5,930		PG&E Corp	232,752

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,544,540

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.35%
14,728	*	ATI Technologies, Inc	205,308
7,810		Analog Devices, Inc	290,063
6,300	*	Broadcom Corp (Class A)	295,533
38,564	*	Cisco Systems, Inc	691,453
2,191		Emerson Electric Co	157,314
49,076		General Electric Co	1,652,389
4,778		Harris Corp	199,720
12,189		Honeywell International, Inc	457,088
25,037		Intel Corp	617,162
27,711		Motorola, Inc	612,136
14,454		Qualcomm, Inc	646,816
8,553		Xilinx, Inc	238,201

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,063,183

FOOD AND KINDRED PRODUCTS - 2.31%
7,608		Coca-Cola Co	328,589
14,201		PepsiCo, Inc	805,339

		TOTAL FOOD AND KINDRED PRODUCTS	1,133,928

FOOD STORES - 0.51%
3,394	*	Caribou Coffee Co, Inc	38,522
10,300	*	Kroger Co	212,077

		TOTAL FOOD STORES	250,599

FURNITURE AND HOMEFURNISHINGS STORES - 1.84%
10,836	*	Bed Bath & Beyond, Inc	435,391
8,649		Best Buy Co, Inc	376,491
1,481	*	Electronics Boutique Holdings Corp	93,066

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	904,948

GENERAL MERCHANDISE STORES - 1.68%
5,900		Target Corp	306,387
11,860		Wal-Mart Stores, Inc	519,705

		TOTAL GENERAL MERCHANDISE STORES	826,092

HEALTH SERVICES - 2.98%
9,524	*	Coventry Health Care, Inc	819,255
6,984	*	Express Scripts, Inc	434,405
5,484		Manor Care, Inc	210,640

		TOTAL HEALTH SERVICES	1,464,300

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.56%
5,810	*	Alstom RGPT	276,691

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	276,691

HOLDING AND OTHER INVESTMENT OFFICES - 0.68%
10,445		iShares MSCI Japan Index Fund	127,325
51,501		Macquarie Infrastructure Group	157,708
400		SPDR Trust Series 1	49,216

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	334,249

TIAA-CREF Life Funds - Growth [ampersand] Income Fund

SHARES			VALUE
HOTELS AND OTHER LODGING PLACES - 1.12%
24,564		Hilton Hotels Corp	548,268

		TOTAL HOTELS AND OTHER LODGING PLACES	548,268

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.63%
5,141	*	Apple Computer, Inc	275,609
1,648	*	Cooper Cameron Corp	121,837
5,899	*	Dell, Inc	201,746
13,521	*	EMC Corp	174,962
25,299		Hewlett-Packard Co	738,731
9,449		International Business Machines Corp	757,999
1		Symbol Technologies, Inc	9

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,270,893

INSTRUMENTS AND RELATED PRODUCTS - 3.03%
2,873		Cooper Cos, Inc	220,101
4,668	*	Fisher Scientific International, Inc	289,649
8,826		Johnson & Johnson	558,509
5,437	*	St. Jude Medical, Inc	254,452
6,579		Tektronix, Inc	165,988

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,488,699

INSURANCE CARRIERS - 4.86%
5,840		ACE Ltd	274,889
3,880		Assurant, Inc	147,673
3,712		Aflac, Inc	168,153
19,226		American International Group, Inc	1,191,243
13,439		St. Paul Travelers Cos, Inc	603,008

		TOTAL INSURANCE CARRIERS	2,384,966

METAL MINING - 0.64%
3,947		Companhia Vale do Rio Doce (ADR)	173,115
1,088		Phelps Dodge Corp	141,364

		TOTAL METAL MINING	314,479

MISCELLANEOUS RETAIL - 0.21%
26,950	*	Rite Aid Corp	104,566

		TOTAL MISCELLANEOUS RETAIL	104,566

MOTION PICTURES - 2.48%
8,845	*	DreamWorks Animation SKG, Inc (Class A)	244,653
12,631		News Corp (Class A)	196,917
33,687		Time Warner, Inc	610,071
5,058		Viacom, Inc (Class B)	166,965

		TOTAL MOTION PICTURES	1,218,606

NONDEPOSITORY INSTITUTIONS - 2.85%
9,741		American Express Co	559,523
9,165		Fannie Mae	410,775
7,988		SLM Corp	428,477

		TOTAL NONDEPOSITORY INSTITUTIONS	1,398,775

OIL AND GAS EXTRACTION - 2.60%
11,079		ENSCO International, Inc	516,171
5,760		Halliburton Co	394,675
4,316		Schlumberger Ltd	364,184

		TOTAL OIL AND GAS EXTRACTION	1,275,030

PETROLEUM AND COAL PRODUCTS - 7.22%
9,616		ConocoPhillips	672,255
4,252	*	Encana Corp	247,934
7,159		EOG Resources, Inc	536,209
28,434		Exxon Mobil Corp	1,806,696
4,126		Marathon Oil Corp	284,405

		TOTAL PETROLEUM AND COAL PRODUCTS	3,547,499

TIAA-CREF Life Funds - Growth [ampersand] Income Fund

SHARES			VALUE
PRINTING AND PUBLISHING - 0.52%
2,094	*	VistaPrint Ltd	31,934
8,500		Harte-Hanks, Inc	224,655

		TOTAL PRINTING AND PUBLISHING	256,589

RAILROAD TRANSPORTATION - 0.65%
6,900		CSX Corp	320,712

		TOTAL RAILROAD TRANSPORTATION	320,712

SECURITY AND COMMODITY BROKERS - 2.13%
4,660		Lehman Brothers Holdings, Inc	542,797
7,993		Morgan Stanley	431,142
2,571	*	Refco, Inc	72,682

		TOTAL SECURITY AND COMMODITY BROKERS	1,046,621

TOBACCO PRODUCTS - 4.33%
28,813		Altria Group, Inc	2,123,806

		TOTAL TOBACCO PRODUCTS	2,123,806

TRANSPORTATION EQUIPMENT - 2.59%
6,400		Boeing Co	434,880
2,100		General Dynamics Corp	251,055
10,800		Northrop Grumman Corp	586,980

		TOTAL TRANSPORTATION EQUIPMENT	1,272,915

TRANSPORTATION SERVICES - 0.60%
3,804		UTI Worldwide, Inc	295,571

		TOTAL TRANSPORTATION SERVICES	295,571

WHOLESALE TRADE-DURABLE GOODS - 0.20%
2,800		Finning International, Inc	96,598

		TOTAL WHOLESALE TRADE-DURABLE GOODS	96,598

WHOLESALE TRADE-NONDURABLE GOODS - 0.40%
5,500	*	United Natural Foods, Inc	194,480

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	194,480

		TOTAL COMMON STOCKS (Cost $46,528,628)	49,077,138

		TOTAL PORTFOLIO - 99.95% (Cost $46,528,628)	49,077,138
		OTHER ASSETS & LIABILITIES, NET - 0.05%	23,240

		NET ASSETS - 100.00%	$49,100,378

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRIES (Unaudited)

September 30, 2005

	VALUE	%
UNITED STATES	$675,280	1.01

TOTAL DOMESTIC	675,280	1.01

FOREIGN
AUSTRALIA	3,215,438	4.82
FINLAND	2,489,033	3.73
FRANCE	8,183,394	12.26
GERMANY	11,285,926	16.90
HONG KONG	1,396,766	2.09
INDIA	460,796	0.69
ITALY	3,351,742	5.02
JAPAN	15,440,604	23.13
NETHERLANDS	1,450,676	2.17
NEW ZEALAND	81,602	0.12
SINGAPORE	418,654	0.63
SPAIN	2,516,115	3.77
SWEDEN	85,663	0.13
SWITZERLAND	9,227,350	13.82
TAIWAN (REPUBLIC OF CHINA)	25,914	0.04
UNITED KINGDOM	6,454,415	9.67

TOTAL FOREIGN	66,084,088	98.99

TOTAL PORTFOLIO	$66,759,368	100.00

TIAA-CREF Life Funds - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE
COMMON STOCKS - 98.71%
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
23,000		Fuji Heavy Industries Ltd	$104,103

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	104,103

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.15%
8,047		Satyam Computer Services Ltd	102,553

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	102,553

OIL AND GAS EXTRACTION - 0.56%
451,000		PetroChina Co Ltd (Class H)	377,880

		TOTAL OIL AND GAS EXTRACTION	377,880

APPAREL AND OTHER TEXTILE PRODUCTS - 0.34%
7,500		Kuraray Co Ltd	66,570
65,000		Toyobo Co Ltd	160,579

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	227,149

AUTO REPAIR, SERVICES AND PARKING - 0.11%
17,000		Kayaba Industry Co Ltd	70,646

		TOTAL AUTO REPAIR, SERVICES AND PARKING	70,646

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.39%
44,011		Wolseley plc	933,540

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	933,540

BUSINESS SERVICES - 4.16%
138,231		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,904,904
1,400		Otsuka Corp	136,492
188		Rakuten, Inc	143,977
1,094		SAP AG.	189,669
7,500		Sumisho Computer Systems Corp	147,896
4,500		Secom Co Ltd	216,781
1,600		Sumisho Lease Co Ltd	66,914

		TOTAL BUSINESS SERVICES	2,806,633

CHEMICALS AND ALLIED PRODUCTS - 11.15%
27,000		Air Water, Inc	250,847
10,774		AstraZeneca plc (United Kingdom)	502,239
12,250	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	111
20,732		GlaxoSmithKline plc	528,882
7,100		JSR Corp	147,838
10,000		Kaken Pharmaceutical Co Ltd	74,466
22,679		Lonza Group AG. (Regd)	1,343,941
27,000		Nippon Paint Co Ltd	101,482
15,582		Novartis AG. (Regd)	793,452
1,200		Ono Pharmaceutical Co Ltd	56,009
45,756		Reckitt Benckiser plc	1,397,954
1,614		Roche Holding AG. (Genusscheine)	225,090
6,983		Sanofi-Aventis	578,810
54,000		Sekisui Chemical Co Ltd	385,442

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
2,500		Shin-Etsu Chemical Co Ltd	109,185
23,000		Sumitomo Chemical Co Ltd	142,456
5,000		Taisho Pharmaceutical Co Ltd	90,215
7,200		Takeda Pharmaceutical Co Ltd	429,434
40,000		Teijin Ltd	233,633
4,199		Wesfarmers Ltd	128,744

		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,520,230

COMMUNICATIONS - 4.11%
1,400		Chunghwa Telecom Co Ltd (ADR)	25,914
6,783		Deutsche Telekom AG. (Regd)	123,814
9,690		France Telecom S.A.	278,984
33		KDDI Corp	186,342
161,291		Royal KPN NV	1,450,675
154	*	Marconi Corp plc (CW07)	2
25		Nippon Telegraph & Telephone Corp	123,081
165		SKY Perfect Communications, Inc	129,566
172,794		Vodafone Group plc	450,893

		TOTAL COMMUNICATIONS	2,769,271

DEPOSITORY INSTITUTIONS - 12.09%
9,832		Australia & New Zealand Banking Group Ltd	180,197
4,484		BNP Paribas	341,938
52,682		Bayerische Hypo-und Vereinsbank AG.	1,488,816
7,019		DBS Group Holdings Ltd	65,641
76,982		Depfa Bank plc	1,239,058
22,777		HSBC Holdings plc (United Kingdom)	369,503
7,600		Hang Seng Bank Ltd	102,179
55		Mizuho Financial Group. Inc	350,362
19		Mitsubishi UFJ Financial Group, Inc	249,779
75		Resona Holdings, Inc	193,886
20,504		Royal Bank of Scotland Group plc	583,643
56,000		Shinsei Bank Ltd	353,273
27		Sumitomo Mitsui Financial Group, Inc	254,897
30,000		Sumitomo Trust & Banking Co Ltd	247,221
4,090		Suncorp-Metway Ltd	61,561
20,752		UBS AG. (Regd)	1,770,580
29,036		UniCredito Italiano S.p.A	164,184
8,288		Westpac Banking Corp	133,545

		TOTAL DEPOSITORY INSTITUTIONS	8,150,263

ELECTRIC, GAS, AND SANITARY SERVICES - 1.00%
3,877		BKW FMB Energie AG.	279,667
34,000		Hong Kong & China Gas Ltd	70,124
2,252		Tata Power Co Ltd	24,633
378,000		Xinao Gas Holdings Ltd	297,225

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	671,649

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.82%
1,440		Advantest Corp	111,805
142,000		Datang International Power Generation Co Ltd	108,910
23,397		Ericsson (LM) (B Shs)	85,663
3,300	*	Hoya Corp	112,388
800		Hirose Electric Co Ltd	93,383
15,600		Hitachi Maxell Ltd	197,650
3,700		Kyocera Corp	257,897
5,500		Melco Holdings, Inc	160,138
21,709		Nokia Oyj	364,858

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
1,400		Rohm Co Ltd	121,669
14,000		Sharp Corp	203,070
6,300		Sumitomo Electric Industries Ltd	85,045

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,902,476

FABRICATED METAL PRODUCTS - 0.21%
19,000		NHK Spring Co Ltd	139,474

		TOTAL FABRICATED METAL PRODUCTS	139,474

FOOD AND KINDRED PRODUCTS - 3.44%
14,545		Groupe Danone	1,572,119
17,000		Mitsui Sugar Co Ltd	74,546
84,000		Nisshin Oillio Group Ltd	498,041
43,000		Nichirei Corp	176,795

		TOTAL FOOD AND KINDRED PRODUCTS	2,321,501

FOOD STORES - 0.03%
17	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	—
1,630		Woolworths Ltd	20,700

		TOTAL FOOD STORES	20,700

GENERAL BUILDING CONTRACTORS - 0.80%
2,700		Daito Trust Construction Co Ltd	118,396
762,000		Shanghai Forte Land Co	270,117
10,000		Sumitomo Realty & Development Co Ltd	148,403

		TOTAL GENERAL BUILDING CONTRACTORS	536,916

HEAVY CONSTRUCTION, EXCEPT BUILDING - 3.54%
10,457		Multiplex Group	24,356
27,352		Vinci S.A.	2,362,798

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,387,154

HOLDING AND OTHER INVESTMENT OFFICES - 8.22%
2,860		Housing Development Finance Corp	67,615
24,079		Julius Baer Holding AG.	1,891,955
49,770		Macquarie Infrastructure Group	152,408
151,200		Noble Group Ltd	142,295
6,402		Nobel Biocare Holding AG.	1,514,532
172,000		Orient Corp	786,095
3,700		Softbank Corp	205,664
30,000		Sumitomo Corp	317,099
8,000		iShares MSCI EAFE Index Fund	464,800

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,542,463

HOTELS AND OTHER LODGING PLACES - 4.00%
53,288		Accor S.A.	2,699,646

		TOTAL HOTELS AND OTHER LODGING PLACES	2,699,646

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.14%
193,412		Futuris Corp Ltd	311,645
34,000		Komatsu Ltd	463,773
41,000		NSK Ltd	226,451
35,744		Rheinmetall AG.	2,370,212
2,300		Riso Kagaku Corp	55,704
2,000	*	Riso Kagaku Corp (when issued)	39,527

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,467,312

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
INSTRUMENTS AND RELATED PRODUCTS - 0.27%
4,000		Tokyo Seimitsu Co Ltd	181,048

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	181,048

INSURANCE CARRIERS - 1.18%
26,182		AMP Ltd	148,755
48,000		Aioi Insurance Co Ltd	286,289
23,915		Insurance Australia Group Ltd	99,714
23,000		Nipponkoa Insurance Co Ltd	177,563
22,438		Promina Group Ltd	85,674

		TOTAL INSURANCE CARRIERS	797,995

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.24%
21		Central Japan Railway Co	163,790

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	163,790

METAL MINING - 1.21%
28,179		BHP Billiton Ltd	478,795
4,980		Rio Tinto Ltd	224,908
32,603		Zinifex Ltd	113,532

		TOTAL METAL MINING	817,235

MISCELLANEOUS RETAIL - 0.31%
95,950		Pacific Brands Ltd	208,826

		TOTAL MISCELLANEOUS RETAIL	208,826

NONDEPOSITORY INSTITUTIONS - 5.97%
22,296		Industrial Development Bank of India Ltd	62,479
27,723		Deutsche Postbank AG.	1,521,137
36,837		Hypo Real Estate Holding AG.	1,867,991
1,850		ICICI Bank Ltd	25,319
71,187	*	Infrastructure Development Finance Co Ltd	114,881
1,882		Macquarie Bank Ltd	108,292
122,700		Nissin Co Ltd	163,470
122,700	v*	Nissin Co Ltd	160,222

		TOTAL NONDEPOSITORY INSTITUTIONS	4,023,791

OIL AND GAS EXTRACTION - 0.45%
31,585		Origin Energy Ltd	176,316
4,539		Woodside Petroleum Ltd	124,784

		TOTAL OIL AND GAS EXTRACTION	301,100

PAPER AND ALLIED PRODUCTS - 0.62%
46,700		Carter Holt Harvey Ltd	81,602
22,000		NGK Insulators Ltd	280,095
16		Nippon Paper Group, Inc	58,020

		TOTAL PAPER AND ALLIED PRODUCTS	419,717

PETROLEUM AND COAL PRODUCTS - 9.50%
95,978		BP plc	1,143,568
114	*	China Shenhua Energy Co Ltd	134
43,246		ENI S.p.A.	1,288,368
105,500		Fortum Oyj	2,124,175
39,000		Nippon Oil Corp	345,818
16,127		Royal Dutch Shell plc (A Shares)	534,943
267		Royal Dutch Shell plc (B Shares)	9,249
18,804		Repsol YPF S.A.	611,211
1,275		Total S.A.	349,099

		TOTAL PETROLEUM AND COAL PRODUCTS	6,406,565

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
PRIMARY METAL INDUSTRIES - 1.23%
21,000		NEOMAX Co Ltd	596,612
62,000		Nippon Steel Corp	233,033

		TOTAL PRIMARY METAL INDUSTRIES	829,645

RAILROAD TRANSPORTATION - 0.27%
26,953		Brambles Industries Ltd	182,362

		TOTAL RAILROAD TRANSPORTATION	182,362

REAL ESTATE - 0.49%
60	*	City Developments Ltd Wts 05/10/06	241
30,000		Tokyo Tatemono Co Ltd	244,574
6,667		Westfield Group	85,533

		TOTAL REAL ESTATE	330,348

SECURITY AND COMMODITY BROKERS - 0.66%
34,000		Itochu Corp	234,286
17,200		Matsui Securities Co Ltd	209,271

		TOTAL SECURITY AND COMMODITY BROKERS	443,557

STONE, CLAY, AND GLASS PRODUCTS - 3.03%
69,611		CSR Ltd	164,791
21,122		Holcim Ltd (Regd)	1,408,133
1,100		Hoya Corp	36,589
47,000		Nippon Sheet Glass Co Ltd	211,902
70,000		Sumitomo Osaka Cement Co Ltd	223,575

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,044,990

TRANSPORTATION BY AIR - 0.11%
7,813		Swire Pacific Ltd (A Shs)	71,959

		TOTAL TRANSPORTATION BY AIR	71,959

TRANSPORTATION EQUIPMENT - 8.56%
45,864		DaimlerChrysler AG. (Regd)	2,440,763
1,016		ElringKlinger AG.	44,465
211,726	*	Fiat S.p.A.	1,899,190
28,000		Keppel Corp Ltd	210,476
2,000		Mitsuba Corp	22,216
1,100		Toyota Industries Corp	36,589
24,300		Toyota Motor Corp	1,114,876

		TOTAL TRANSPORTATION EQUIPMENT	5,768,575

TRANSPORTATION SERVICES - 0.15%
203,000	*	COSCO Holdings	98,128
24		SHIP FINANCE INTERNATIONAL LTD	480

		TOTAL TRANSPORTATION SERVICES	98,608

WATER TRANSPORTATION - 0.32%
27,000		Mitsui OSK Lines Ltd	216,067

		TOTAL WATER TRANSPORTATION	216,067

WHOLESALE TRADE-DURABLE GOODS - 0.64%
13,300		Terumo Corp	428,313

		TOTAL WHOLESALE TRADE-DURABLE GOODS	428,313

WHOLESALE TRADE-NONDURABLE GOODS - 0.09%
3,508		Reliance Industries Ltd	63,318

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	63,318

		TOTAL COMMON STOCKS (Cost $58,356,625)	66,549,368

TIAA-CREF Life Funds - International Equity Fund

PRINCIPAL		VALUE
SHORT-TERM INVESTMENTS - 0.31%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$ 210,000	Federal Home Loan Bank (FHLB) 3.180%, 10/03/05	210,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	210,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $209,963)	210,000

	TOTAL PORTFOLIO - 99.02% (Cost $58,566,588)	66,759,368
	OTHER ASSETS & LIABILITIES, NET - 0.98%	661,725

	NET ASSETS - 100.00%	$67,421,093

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.88%
AGRICULTURAL PRODUCTION-CROPS - 0.02%
439		Chiquita Brands International, Inc	$12,270
399		Delta & Pine Land Co	10,538

		TOTAL AGRICULTURAL PRODUCTION-CROPS	22,808

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
208		Pilgrim’s Pride Corp	7,571
4		Seaboard Corp	5,492

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	13,063

AMUSEMENT AND RECREATION SERVICES - 0.18%
604	*	Alliance Gaming Corp	6,553
314	*	Argosy Gaming Co	14,755
134		Churchill Downs, Inc	4,733
460		Dover Downs Gaming & Entertainment, Inc	6,256
67		Dover Motorsports, Inc	458
1,920		Harrah’s Entertainment, Inc	125,165
354		International Speedway Corp (Class A)	18,574
248	*	Life Time Fitness, Inc	8,219
500	*	Magna Entertainment Corp (Class A)	3,330
488	*	Multimedia Games, Inc	4,738
648	*	Penn National Gaming, Inc	20,159
743	*	Pinnacle Entertainment, Inc	13,619
800	*	Six Flags, Inc	5,752
164		Speedway Motorsports, Inc	5,958
400	*	Sunterra Corp	5,252
347		Warner Music Group Corp	6,423
859		Westwood One, Inc	17,086
200	*	WMS Industries, Inc	5,626
100		World Wrestling Entertainment, Inc	1,300

		TOTAL AMUSEMENT AND RECREATION SERVICES	273,956

APPAREL AND ACCESSORY STORES - 0.61%
912		Abercrombie & Fitch Co (Class A)	45,463
589	*	Aeropostale, Inc	12,516
1,230		American Eagle Outfitters, Inc	28,942
840	*	AnnTaylor Stores Corp	22,302
319		Bebe Stores, Inc	5,583
65		Buckle, Inc	2,208
200		Burlington Coat Factory Warehouse Corp	7,608
300	*	Cache, Inc	4,569
195	*	Carter’s, Inc	11,076
318	*	Casual Male Retail Group, Inc	2,188
325		Cato Corp (Class A)	6,477
70	*	Charlotte Russe Holding, Inc	932
1,100	*	Charming Shoppes, Inc	11,737
1,896	*	Chico’s FAS, Inc	69,773
222	*	Children’s Place Retail Stores, Inc	7,912
390		Christopher & Banks Corp	5,409
978		Claire’s Stores, Inc	23,599
46		DEB Shops, Inc	1,000
300	*	Dress Barn, Inc	6,828

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
565		Finish Line, Inc (Class A)	8,243
1,591		Foot Locker, Inc	34,907
6,496		Gap, Inc	113,225
145		Goody’s Family Clothing, Inc	1,098
450	*	HOT Topic, Inc	6,912
242	*	Jo-Ann Stores, Inc	4,187
144	*	JOS A Bank Clothiers, Inc	6,224
3,275	*	Kohl’s Corp	164,340
3,657		Limited Brands, Inc	74,713
140	*	New York & Co, Inc	2,296
2,276		Nordstrom, Inc	78,112
875	*	Pacific Sunwear Of California, Inc	18,760
800	*	Payless Shoesource, Inc	13,920
1,561		Ross Stores, Inc	36,996
66	*	Shoe Carnival, Inc	1,050
274		Stage Stores, Inc	7,362
232		Talbots, Inc	6,941
1,045	*	The Wet Seal, Inc	4,703
359	*	Too, Inc	9,847
1,138	*	Urban Outfitters, Inc	33,457
500	*	Wilsons The Leather Experts, Inc	3,050

		TOTAL APPAREL AND ACCESSORY STORES	906,465

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
165	*	Columbia Sportswear Co	7,656
217	*	DHB Industries, Inc	909
100	*	Guess ?, Inc	2,143
577	*	Gymboree Corp	7,870
600	*	Hartmarx Corp	3,930
1,270		Jones Apparel Group, Inc	36,195
300		Kellwood Co	7,755
1,180		Liz Claiborne, Inc	46,398
262		Phillips-Van Heusen Corp	8,127
585		Polo Ralph Lauren Corp	29,426
1,142	*	Quiksilver, Inc	16,502
477		Russell Corp	6,697
885		VF Corp	51,303
488	*	Warnaco Group, Inc	10,692

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	235,603

AUTO REPAIR, SERVICES AND PARKING - 0.07%
100	*	Amerco, Inc	5,819
100		Bandag, Inc	4,286
300		Central Parking Corp	4,485
468	*	Dollar Thrifty Automotive Group, Inc	15,758
711		Lear Corp	24,153
251	*	Midas, Inc	4,990
73		Monro Muffler, Inc	1,918
544	*	PHH Corp	14,938
662		Ryder System, Inc	22,654
400	*	Wright Express Corp	8,636

		TOTAL AUTO REPAIR, SERVICES AND PARKING	107,637

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
1,182	*	Advance Auto Parts	45,720
64	*	America’s Car-Mart, Inc	1,148
200	*	Asbury Automotive Group, Inc	3,406
1,883	*	Autonation, Inc	37,604
598	*	Autozone, Inc	49,783
1,109	*	Carmax, Inc	34,678

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
817	*	Copart, Inc	19,502
495	*	CSK Auto Corp	7,366
300		Lithia Motors, Inc (Class A)	8,694
200	*	MarineMax, Inc	5,098
1,000	*	O’Reilly Automotive, Inc	28,180
222	*	Rush Enterprises, Inc (Class A)	3,392
287		Sonic Automotive, Inc	6,377
285		United Auto Group, Inc	9,416

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	260,364

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.03%
166	*	Central Garden & Pet Co	7,512
648		Fastenal Co	39,586
23,228		Home Depot, Inc	885,916
8,388		Lowe’s Cos, Inc	540,187
1,227		Sherwin-Williams Co	54,074

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,527,275

BUSINESS SERVICES - 7.10%
4,200	*	3Com Corp	17,136
128	*	3D Systems Corp	2,845
403		Aaron Rents, Inc	8,523
347		ABM Industries, Inc	7,221
1,784	*	Activision, Inc	36,483
927		Acxiom Corp	17,353
200		Administaff, Inc	7,948
5,264		Adobe Systems, Inc	157,130
300	*	Advent Software, Inc	8,082
261		Advo, Inc	8,167
1,281	*	Affiliated Computer Services, Inc (Class A)	69,943
455	*	Agile Software Corp	3,262
1,219	*	Akamai Technologies, Inc	19,443
883	*	Alliance Data Systems Corp	34,569
221	*	Altiris, Inc	3,379
190	*	AMN Healthcare Services, Inc	2,939
68	*	Ansoft Corp	1,979
414	*	Ansys, Inc	15,935
287	*	Anteon International Corp	12,272
643	*	Applied Digital Solutions, Inc	1,832
800	*	aQuantive, Inc	16,104
500	*	Arbinet-thexchange, Inc	3,600
410		Arbitron, Inc	16,334
706	*	Ariba, Inc	4,024
300	*	Aspen Technology, Inc	1,875
96	*	Asset Acceptance Capital Corp	2,877
140	*	Atari, Inc	202
257	*	Audible, Inc	3,158
294	*	Autobytel, Inc	1,473
2,498		Autodesk, Inc	116,007
6,368		Automatic Data Processing, Inc	274,079
484	*	Avocent Corp	15,314
3,915	*	BEA Systems, Inc	35,157
1,400	*	BISYS Group, Inc	18,802
195	*	Blackboard, Inc	4,877
195	*	Blue Coat Systems, Inc	8,479
2,501	*	BMC Software, Inc	52,771
600	*	Borland Software Corp	3,492
436		Brady Corp (Class A)	13,490
596		Brink’s Co	24,472
357	*	CACI International, Inc (Class A)	21,634

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
2,866	*	Cadence Design Systems, Inc	46,315
554		Catalina Marketing Corp	12,598
854	*	CBIZ, Inc	4,355
63	*	CCC Information Services Group, Inc	1,646
11,415		Cendant Corp	235,606
1,580	*	Ceridian Corp	32,785
322	*	Cerner Corp	27,991
644		Certegy, Inc	25,773
873	*	Checkfree Corp	33,017
937	*	ChoicePoint, Inc	40,450
532	*	Ciber, Inc	3,953
1,854	*	Citrix Systems, Inc	46,610
200	*	Click Commerce, Inc	3,666
3,885	*	CMGI, Inc	6,488
1,229	*	CNET Networks, Inc	16,677
500	*	Cogent Communications Group, Inc	2,440
200	*	Cogent, Inc	4,750
459		Cognex Corp	13,802
1,431	*	Cognizant Technology Solutions Corp	66,670
4,989		Computer Associates International, Inc	138,744
65		Computer Programs & Systems, Inc	2,245
2,004	*	Computer Sciences Corp	94,809
4,261	*	Compuware Corp	40,480
100	*	COMSYS IT Partners, Inc	1,221
241	*	Concur Technologies, Inc	2,981
1,524	*	Convergys Corp	21,900
140	*	CoStar Group, Inc	6,541
400	*	Covansys Corp	6,384
485	*	CSG Systems International, Inc	10,529
565	*	Cyberguard Corp	4,661
1,100	*	Cybersource Corp	7,238
500		Deluxe Corp	20,080
500	*	Dendrite International, Inc	10,045
500	*	Digital Insight Corp	13,030
339	*	Digital River, Inc	11,814
823	*	DST Systems, Inc	45,125
1,405	*	Earthlink, Inc	15,034
11,820	*	eBay, Inc	486,984
298	*	Echelon Corp	2,745
318	*	Eclipsys Corp	5,673
122	*	eCollege.com, Inc	1,813
375	*	eFunds Corp	7,061
100	*	Electro Rent Corp	1,258
3,356	*	Electronic Arts, Inc	190,923
5,550		Electronic Data Systems Corp	124,542
500	*	Electronics for Imaging, Inc	11,470
149	*	Emageon, Inc	2,020
400	*	Entrust, Inc	2,240
698	*	Epicor Software Corp	9,074
90	*	EPIQ Systems, Inc	1,964
1,406		Equifax, Inc	49,126
164	*	Equinix, Inc	6,831
248	*	eSpeed, Inc (Class A)	1,880
488	*	F5 Networks, Inc	21,213
400		Factset Research Systems, Inc	14,096
775		Fair Isaac Corp	34,720
313	*	FalconStor Software, Inc	1,897
400	*	Filenet Corp	11,160
8,433		First Data Corp	337,320
2,024	*	Fiserv, Inc	92,841

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
100	*	Forrester Research, Inc	2,082
739	*	Gartner, Inc (Class A)	8,639
515	*	Getty Images, Inc	44,311
252		Gevity HR, Inc	6,864
1,754	*	Google, Inc (Class A)	555,071
1,262		GTECH Holdings Corp	40,460
192		Healthcare Services Group	3,696
200	*	Heidrick & Struggles International, Inc	6,476
600	*	Homestore, Inc	2,610
326	*	Hudson Highland Group, Inc	8,140
310	*	Hypercom Corp	2,021
400	*	Hyperion Solutions Corp	19,460
200	*	IDX Systems Corp	8,636
213	*	iGate Corp	773
2,393		IMS Health, Inc	60,232
592	*	Infocrossing, Inc	5,440
674	*	Informatica Corp	8,101
367	*	Infospace, Inc	8,760
311		infoUSA, Inc	3,303
300	*	Innovative Solutions & Support, Inc	4,659
109		Integral Systems, Inc	2,250
387		Interactive Data Corp	8,766
411	*	Intergraph Corp	18,376
290	*	Intermix Media, Inc	3,468
405	*	Internet Capital Group, Inc	3,568
452	*	Internet Security Systems, Inc	10,853
200		Interpool, Inc	3,650
4,454	*	Interpublic Group of Cos, Inc	51,845
401	*	Interwoven, Inc	3,276
152	*	Intrado, Inc	2,741
1,807	*	Intuit, Inc	80,972
470	*	Ipass, Inc	2,529
112	*	iPayment, Inc	4,238
1,123	*	Iron Mountain, Inc	41,214
511	*	iVillage, Inc	3,710
800		Jack Henry & Associates, Inc	15,520
127	*	Jamdat Mobile, Inc	2,667
245	*	JDA Software Group, Inc	3,719
5,960	*	Juniper Networks, Inc	141,788
108	*	Jupitermedia Corp	1,913
264	*	Kanbay International, Inc	4,963
500	*	Keane, Inc	5,715
300		Kelly Services, Inc (Class A)	9,198
200	*	Keynote Systems, Inc	2,596
271	*	Kforce, Inc	2,791
664	*	KFX, Inc	11,368
508	*	Kinetic Concepts, Inc	28,854
300	*	Korn/Ferry International	4,917
398	*	Kronos, Inc	17,767
550	*	Labor Ready, Inc	14,108
853	*	Lamar Advertising Co	38,692
1,000	*	Lawson Software, Inc	6,940
638	*	Lionbridge Technologies	4,307
176	*	LoJack Corp	3,721
796	*	Macromedia, Inc	32,373
570	*	Magma Design Automation, Inc	4,628
311	*	Manhattan Associates, Inc	7,215
958		Manpower, Inc	42,526
139	*	Mantech International Corp (Class A)	3,671
215	*	Mapinfo Corp	2,634

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
206	*	Marchex, Inc	3,411
300	*	Marlin Business Services, Inc	6,912
680	*	Matrixone, Inc	3,577
1,852	*	McAfee, Inc	58,190
824	*	Mentor Graphics Corp	7,086
972	*	Mercury Interactive Corp	38,491
700	*	Micromuse, Inc	5,516
99,794		Microsoft Corp	2,567,700
200	*	MicroStrategy, Inc	14,058
300	*	Midway Games, Inc	4,557
1,037		MoneyGram International, Inc	22,513
1,073	*	Monster Worldwide, Inc	32,952
1,117	*	MPS Group, Inc	13,181
300	*	MRO Software, Inc	5,052
650		National Instruments Corp	16,016
948	*	NAVTEQ Corp	47,353
287	*	NCO Group, Inc	5,929
300		NDCHealth Corp	5,676
371	*	NetFlix, Inc	9,642
606	*	NetIQ Corp	7,417
100	*	Netratings, Inc	1,522
100	*	Netscout Systems, Inc	543
310	*	NIC, Inc	2,031
4,067	*	Novell, Inc	30,299
2,038		Omnicom Group, Inc	170,438
222	*	Online Resources Corp	2,349
127	*	Open Solutions, Inc	2,771
503	*	Opsware, Inc	2,611
40,897	*	Oracle Corp	506,714
500	*	Packeteer, Inc	6,275
2,850	*	Parametric Technology Corp	19,865
300	*	PDF Solutions, Inc	4,980
808	*	Perot Systems Corp (Class A)	11,433
255	*	Phoenix Technologies Ltd	1,920
567	*	Pixar	25,237
129	*	Portfolio Recovery Associates, Inc	5,570
120	*	PRA International	3,637
395	*	Progress Software Corp	12,549
108		QAD, Inc	895
70		Quality Systems, Inc	4,836
529	*	Quest Software, Inc	7,972
237	*	Radiant Systems, Inc	2,446
187	*	Radisys Corp	3,628
1,196	*	RealNetworks, Inc	6,829
1,921	*	Red Hat, Inc	40,706
439	*	Redback Networks, Inc	4,355
100		Renaissance Learning, Inc	1,780
923	*	Rent-A-Center, Inc	17,823
200	*	Rent-Way, Inc	1,374
713		Reynolds & Reynolds Co (Class A)	19,543
1,813		Robert Half International, Inc	64,525
225		Rollins, Inc	4,392
720	*	RSA Security, Inc	9,151
900	*	S1 Corp	3,519
264	*	SafeNet, Inc	9,586
723	*	Salesforce.com, Inc	16,716
700	*	Sapient Corp	4,375
336	*	Secure Computing Corp	3,814
446	*	Serena Software, Inc	8,889
3,353		ServiceMaster Co	45,400

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
101	*	SI International, Inc	3,128
5,459		Siebel Systems, Inc	56,391
178	*	Sohu.com, Inc	3,049
542	*	SonicWALL, Inc	3,442
2,630	*	Sonus Networks, Inc	15,254
375	*	Sotheby’s Holdings, Inc (Class A)	6,270
624	*	Spherion Corp	4,742
100	*	SPSS, Inc	2,400
309	*	SRA International, Inc (Class A)	10,963
108		SS&C Technologies, Inc	3,957
100		Startek, Inc	1,320
185	*	Stellent, Inc	1,585
73	*	Stratasys, Inc	2,168
36,028	*	Sun Microsystems, Inc	141,230
261	*	SupportSoft, Inc	1,315
1,054	*	Sybase, Inc	24,685
200	*	SYKES Enterprises, Inc	2,380
12,810	*	Symantec Corp	290,275
1,602	*	Synopsys, Inc	30,278
685	*	Take-Two Interactive Software, Inc	15,132
214		Talx Corp	7,017
300	*	TeleTech Holdings, Inc	3,006
787	*	THQ, Inc	16,779
2,110	*	TIBCO Software, Inc	17,640
135	*	TNS, Inc	3,274
470		Total System Services, Inc	10,956
183	*	TradeStation Group, Inc	1,856
400	*	Transaction Systems Architects, Inc	11,140
100	*	Travelzoo, Inc	2,219
444	*	Trizetto Group, Inc	6,269
200	*	TRM Corp	3,038
242	*	Ultimate Software Group, Inc	4,458
3,451	*	Unisys Corp	22,915
450		United Online, Inc	6,233
710	*	United Rentals, Inc	13,994
150	*	Universal Compression Holdings, Inc	5,966
979	*	Valueclick, Inc	16,731
248	*	Vasco Data Security International	2,249
196	*	Ventiv Health, Inc	5,137
140	*	Verint Systems, Inc	5,732
2,796	*	VeriSign, Inc	59,750
236	*	Verity, Inc	2,506
95	*	Vertrue, Inc	3,453
263		Viad Corp	7,193
306	*	Vignette Corp	4,868
100	*	Volt Information Sciences, Inc	2,032
6,209		Waste Management, Inc	177,639
347	*	WebEx Communications, Inc	8,505
3,498	*	WebMD Corp	38,758
1,281	*	webMethods, Inc	9,057
282	*	Websense, Inc	14,441
752	*	Wind River Systems, Inc	9,723
218	*	Witness Systems, Inc	4,554
12,905	*	Yahoo!, Inc	436,705

		TOTAL BUSINESS SERVICES	10,562,031

CHEMICALS AND ALLIED PRODUCTS - 9.52%
2,062	*	Aastrom Biosciences, Inc	4,846
16,701		Abbott Laboratories	708,122
745	*	Abgenix, Inc	9,447

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
309	*	Adolor Corp	3,300
2,491		Air Products & Chemicals, Inc	137,354
276	*	Albany Molecular Research, Inc	3,362
337		Albemarle Corp	12,705
787		Alberto-Culver Co	35,218
200	*	Alexion Pharmaceuticals, Inc	5,536
851	*	Alkermes, Inc	14,297
334		Alpharma, Inc (Class A)	8,307
203	*	American Pharmaceutical Partners, Inc	9,269
110		American Vanguard Corp	2,014
13,282	*	Amgen, Inc	1,058,177
870	*	Andrx Corp	13,424
200		Arch Chemicals, Inc	4,650
382	*	Arena Pharmaceuticals, Inc	3,782
1,200	*	Array Biopharma, Inc	8,616
383	*	Atherogenics, Inc	6,139
1,153	*	AVANIR Pharmaceuticals	3,563
1,177		Avery Dennison Corp	61,663
5,090		Avon Products, Inc	137,430
82		Balchem Corp	2,259
1,091	*	Barr Pharmaceuticals, Inc	59,918
400	*	Barrier Therapeutics, Inc	3,356
111	*	Bentley Pharmaceuticals, Inc	1,326
800	*	Bioenvision, Inc	6,424
3,790	*	Biogen Idec, Inc	149,629
667	*	BioMarin Pharmaceuticals, Inc	5,823
21,071		Bristol-Myers Squibb Co	506,968
696		Cabot Corp	22,975
300		Calgon Carbon Corp	2,370
206		Cambrex Corp	3,906
528		Celanese Corp (Series A)	9,108
300	*	Cell Genesys, Inc	1,644
900	*	Cell Therapeutics, Inc	2,574
596	*	Cephalon, Inc	27,666
688	*	Charles River Laboratories International, Inc	30,011
149	*	Chattem, Inc	5,289
2,512		Chemtura Corp	31,199
1,165	*	Chiron Corp	50,817
612		Church & Dwight Co, Inc	22,607
1,723		Clorox Co	95,695
5,632		Colgate-Palmolive Co	297,313
300	*	Connetics Corp	5,073
811	*	Cubist Pharmaceuticals, Inc	17,469
900	*	Curis, Inc	4,131
312	*	Cypress Bioscience, Inc	1,688
433		Cytec Industries, Inc	18,783
966		Dade Behring Holdings, Inc	35,414
614	*	Dendreon Corp	4,120
300		Diagnostic Products Corp	15,819
131	*	Digene Corp	3,734
1,097	*	Discovery Laboratories, Inc	7,076
241	*	Dov Pharmaceutical, Inc	4,092
10,421		Dow Chemical Co	434,243
10,732		Du Pont (E.I.) de Nemours & Co	420,372
241	*	Durect Corp	1,651
850		Eastman Chemical Co	39,925
1,936		Ecolab, Inc	61,816
10,577		Eli Lilly & Co	566,081
350	*	Elizabeth Arden, Inc	7,553
600	*	Encysive Pharmaceuticals, Inc	7,068

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,275		Engelhard Corp	35,585
400	*	Enzon Pharmaceuticals, Inc	2,652
242	*	EPIX Pharmaceuticals, Inc	1,863
1,440		Estee Lauder Cos (Class A)	50,155
357	*	Eyetech Pharmaceuticals, Inc	6,412
396		Ferro Corp	7,255
375	*	First Horizon Pharmaceutical Corp	7,451
377	*	FMC Corp	21,572
3,827	*	Forest Laboratories, Inc	149,138
5,005	*	Genentech, Inc	421,471
253	*	Genitope Corp	1,756
2,740	*	Genzyme Corp	196,294
400		Georgia Gulf Corp	9,632
1,012	*	Geron Corp	10,393
4,758	*	Gilead Sciences, Inc	232,000
9,712		Gillette Co	565,238
300		H.B. Fuller Co	9,324
1,733	*	Hospira, Inc	71,001
1,379	*	Human Genome Sciences, Inc	18,741
700	*	Huntsman Corp	13,685
135	*	Idenix Pharmaceuticals, Inc	3,389
398	*	Idexx Laboratories, Inc	26,618
733	*	ImClone Systems, Inc	23,053
451	*	Immucor, Inc	12,375
300	*	Immunogen, Inc	2,202
295	*	Inspire Pharmaceuticals, Inc	2,242
314	*	InterMune, Inc	5,197
994		International Flavors & Fragrances, Inc	35,426
107	*	Inverness Medical Innovations, Inc	2,839
583	*	Invitrogen Corp	43,859
2,130	*	IVAX Corp	56,147
2,581	*	King Pharmaceuticals, Inc	39,696
210	*	Kos Pharmaceuticals, Inc	14,055
56		Kronos Worldwide, Inc	1,801
360	*	KV Pharmaceutical Co (Class A)	6,397
722		Lubrizol Corp	31,284
2,070		Lyondell Chemical Co	59,243
287		MacDermid, Inc	7,537
342		Mannatech, Inc	4,053
338	*	Martek Biosciences Corp	11,874
1,476	*	Medarex, Inc	14,052
547	*	Medicines Co	12,586
596		Medicis Pharmaceutical Corp (Class A)	19,406
2,715	*	Medimmune, Inc	91,360
23,699		Merck & Co, Inc	644,850
172		Meridian Bioscience, Inc	3,560
792	*	MGI Pharma, Inc	18,462
3,194	*	Millennium Pharmaceuticals, Inc	29,800
246		Minerals Technologies, Inc	14,074
200	*	Momenta Pharmaceuticals, Inc	5,450
2,856		Monsanto Co	179,214
1,431	*	Mosaic Co	22,925
2,436		Mylan Laboratories, Inc	46,917
300	*	Myogen, Inc	7,050
612	*	Nabi Biopharmaceuticals	8,017
883	*	Nalco Holding Co	14,896
187	*	Nastech Pharmaceutical Co, Inc	2,644
580	*	NBTY, Inc	13,630
359	*	Neurocrine Biosciences, Inc	17,659
154	*	NewMarket Corp	2,670

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
300	*	NitroMed, Inc	5,400
113		NL Industries, Inc	2,123
202	*	Northfield Laboratories, Inc	2,606
200	*	Noven Pharmaceuticals, Inc	2,800
400	*	NPS Pharmaceuticals, Inc	4,044
301	*	Nuvelo, Inc	2,890
90		Octel Corp	1,500
739		Olin Corp	14,034
298	*	OM Group, Inc	5,999
450	*	Onyx Pharmaceuticals, Inc	11,241
360	*	OraSure Technologies, Inc	3,395
553	*	OSI Pharmaceuticals, Inc	16,170
100	*	Pain Therapeutics, Inc	629
364	*	Par Pharmaceutical Cos, Inc	9,690
270	*	Parexel International Corp	5,424
100	*	Parlux Fragrances, Inc	2,914
145	*	Penwest Pharmaceuticals Co	2,542
889		Perrigo Co	12,722
80,028		Pfizer, Inc	1,998,299
258	*	Pharmion Corp	5,627
118	*	Pioneer Cos, Inc	2,839
965	*	PolyOne Corp	5,848
200	*	Pozen, Inc	2,198
1,915		PPG Industries, Inc	113,349
3,500		Praxair, Inc	167,755
400	*	Prestige Brands Holdings, Inc	4,928
26,877		Procter & Gamble Co	1,598,106
100	*	Progenics Pharmaceuticals, Inc	2,371
1,073	*	Protein Design Labs, Inc	30,044
204	*	Renovis, Inc	2,760
1,208	*	Revlon, Inc (Class A)	3,890
1,740		Rohm & Haas Co	71,566
1,300		RPM International, Inc	23,920
382	*	Salix Pharmaceuticals Ltd	8,118
15,913		Schering-Plough Corp	334,969
332		Scotts Miracle-Gro Co (Class A)	29,193
600		Sensient Technologies Corp	11,370
1,110	*	Sepracor, Inc	65,479
299	*	Serologicals Corp	6,745
754		Sigma-Aldrich Corp	48,301
676	*	StemCells, Inc	3,731
100		Stepan Co	2,506
900	*	SuperGen, Inc	5,670
147	*	SurModics, Inc	5,687
251	*	Tanox, Inc	3,677
1,600	*	Terra Industries, Inc	10,640
500		UAP Holding Corp	9,050
240	*	United Therapeutics Corp	16,752
92	*	USANA Health Sciences, Inc	4,388
864		USEC, Inc	9,642
891		Valeant Pharmaceuticals International	17,891
1,088		Valspar Corp	24,328
868	*	VCA Antech, Inc	22,151
1,006	*	Vertex Pharmaceuticals, Inc	22,484
1,206	*	Watson Pharmaceuticals, Inc	44,152
300		Wellman, Inc	1,899
220		Westlake Chemical Corp	5,958
602	*	WR Grace & Co	5,388
14,417		Wyeth	667,075
283	*	Zymogenetics, Inc	4,670

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,167,870

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
COAL MINING - 0.21%
400	*	Alpha Natural Resources, Inc	12,016
671		Arch Coal, Inc	45,292
965		Consol Energy, Inc	73,601
200		Foundation Coal Holdings, Inc	7,690
138	*	James River Coal Co	6,965
758		Massey Energy Co	38,711
1,360		Peabody Energy Corp	114,716
220		Penn Virginia Corp	12,696

		TOTAL COAL MINING	311,687

COMMUNICATIONS - 4.25%
632		Adtran, Inc	19,908
1,537	*	Alamosa Holdings, Inc	26,298
3,810		Alltel Corp	248,069
4,189	*	American Tower Corp (Class A)	104,515
356		Anixter International, Inc	14,357
8,760		AT&T Corp	173,448
200	*	Audiovox Corp (Class A)	2,796
5,053	*	Avaya, Inc	52,046
100	*	Beasley Broadcast Group, Inc (Class A)	1,405
19,831		BellSouth Corp	521,555
307	*	Brightpoint, Inc	5,876
2,113	*	Cablevision Systems Corp (Class A)	64,806
100	*	Centennial Communications Corp	1,498
1,483		CenturyTel, Inc	51,875
3,210	*	Charter Communications, Inc (Class A)	4,815
2,305	*	Cincinnati Bell, Inc	10,165
575	*	Citadel Broadcasting Corp	7,895
3,756		Citizens Communications Co	50,894
5,897	*	Clear Channel Communications, Inc	193,952
21,872	*	Comcast Corp (Class A)	642,599
230		Commonwealth Telephone Enterprises, Inc	8,671
300	*	Cox Radio, Inc (Class A)	4,560
2,316	*	Crown Castle International Corp	57,043
200	*	Crown Media Holdings, Inc (Class A)	2,190
185		CT Communications, Inc	2,288
671	*	Cumulus Media, Inc (Class A)	8,381
7,420	*	DIRECTV Group, Inc	111,152
1,770	*	Dobson Communications Corp (Class A)	13,594
2,421		EchoStar Communications Corp (Class A)	71,589
521	*	Emmis Communications Corp (Class A)	11,509
501	*	Entercom Communications Corp	15,827
810	*	Entravision Communications Corp (Class A)	6,375
300		Fairpoint Communications, Inc	4,389
52	*	Fisher Communications, Inc	2,421
1,129	*	Foundry Networks, Inc	14,338
464	*	General Communication, Inc (Class A)	4,594
347		Global Payments, Inc	26,969
229		Golden Telecom, Inc	7,229
420		Gray Television, Inc	4,448
327		Hearst-Argyle Television, Inc	8,401
2,205	*	IAC/InterActiveCorp	55,897
614	*	IDT Corp (Class B)	7,485
167	*	InPhonic, Inc	2,296
500	*	Insight Communications Co, Inc	5,815
400		Iowa Telecommunications Services, Inc	6,728
200	*	j2 Global Communications, Inc	8,084

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
7,220	*	Level 3 Communications, Inc	16,750
200		Liberty Corp	9,378
4,972	*	Liberty Global, Inc	134,642
30,114	*	Liberty Media Corp (Class A)	242,418
281	*	Lin TV Corp (Class A)	3,920
100	*	Lodgenet Entertainment Corp	1,473
573	*	Mastec, Inc	6,246
2,972	*	MCI, Inc	75,400
4,194	v*	McLeod (Escrow)	—
493	*	Mediacom Communications Corp	3,638
2,012	*	NCR Corp	64,203
200	*	NeuStar, Inc	6,398
1,613	*	Nextel Partners, Inc (Class A)	40,486
606	*	NII Holdings, Inc (Class B)	51,177
158		North Pittsburgh Systems, Inc	3,225
555	*	Novatel Wireless, Inc	8,031
755	*	NTL, Inc	50,434
531		PanAmSat Holding Corp	12,850
762	*	Premiere Global Services, Inc	6,233
420	*	Price Communications Corp	6,909
16,527	*	Qwest Communications International, Inc	67,761
888	*	Radio One, Inc (Class D)	11,677
242	*	RCN Corp	5,135
400	*	Regent Communications, Inc	2,104
125	*	Saga Communications, Inc (Class A)	1,662
87	*	Salem Communications Corp (Class A)	1,604
778	*	SBA Communications Corp	12,020
35,666		SBC Communications, Inc	854,914
58		Shenandoah Telecom Co	2,389
383		Sinclair Broadcast Group, Inc (Class A)	3,397
300	*	Spanish Broadcasting System, Inc (Class A)	2,154
29,914		Sprint Nextel Corp	711,355
122		SureWest Communications	3,499
182	*	Syniverse Holdings, Inc	2,803
211	*	Talk America Holdings, Inc	1,990
1,150		Telephone and Data Systems, Inc (Non-Vote)	44,850
600	*	Telkonet, Inc	2,352
500	*	Terremark Worldwide, Inc	2,195
932	*	TiVo, Inc	5,117
748	*	Ubiquitel, Inc	6,537
2,388	*	Univision Communications, Inc (Class A)	63,354
300	*	US Cellular Corp	16,026
250	*	USA Mobility, Inc	6,745
400		Valor Communications Group, Inc	5,452
29,862		Verizon Communications, Inc	976,189
174	*	West Corp	6,506
1,081	*	Wireless Facilities, Inc	6,270
2,240	*	XM Satellite Radio Holdings, Inc	80,438

		TOTAL COMMUNICATIONS	6,321,351

DEPOSITORY INSTITUTIONS - 9.38%
110		1st Source Corp	2,546
108		ABC Bancorp	2,072
96	*	ACE Cash Express, Inc	1,873
127		Alabama National Bancorp	8,120
200		Amcore Financial, Inc	6,242
668		Amegy Bancorp, Inc	15,117
107	*	AmericanWest Bancorp	2,474
90		Ames National Corp	2,484
3,934		AmSouth Bancorp	99,373

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
200		Anchor Bancorp Wisconsin, Inc	5,896
138		Arrow Financial Corp	3,743
1,407		Associated Banc-Corp	42,885
1,046		Astoria Financial Corp	27,635
100		Bancfirst Corp	8,500
823		Bancorpsouth, Inc	18,805
838		Bank Mutual Corp	8,983
43,325		Bank of America Corp	1,823,983
125		Bank of Granite Corp	2,380
600		Bank of Hawaii Corp	29,532
8,410		Bank of New York Co, Inc	247,338
102		Bank of the Ozarks, Inc	3,502
452		BankAtlantic Bancorp, Inc (Class A)	7,679
500		BankUnited Financial Corp (Class A)	11,435
79		Banner Corp	2,105
5,876		BB&T Corp	229,458
57		Berkshire Hills Bancorp, Inc	1,938
216		BOK Financial Corp	10,405
287		Boston Private Financial Holdings, Inc	7,617
518		Brookline Bancorp, Inc	8,195
74		Camden National Corp	2,788
101		Capital City Bank Group, Inc	3,809
93		Capital Corp of the West	2,841
70		Capitol Bancorp Ltd	2,268
232		Capitol Federal Financial	7,939
142		Cascade Bancorp	2,966
518		Cathay General Bancorp	18,368
121		Center Financial Corp	2,843
101	*	Central Coast Bancorp	2,152
311		Central Pacific Financial Corp	10,941
36		Charter Financial Corp	1,227
234		Chemical Financial Corp	7,605
453		Chittenden Corp	12,009
56,010		Citigroup, Inc	2,549,575
86		Citizens & Northern Corp	2,296
400		Citizens Banking Corp	11,360
81		City Bank	2,773
155		City Holding Co	5,543
537		City National Corp	37,638
121		Coastal Financial Corp	1,817
150		CoBiz, Inc	2,791
1,543		Colonial Bancgroup, Inc	34,563
53		Columbia Bancorp	2,130
110		Columbia Banking System, Inc	2,885
1,885		Comerica, Inc	111,027
1,715		Commerce Bancorp, Inc	52,633
680		Commerce Bancshares, Inc	35,027
338		Commercial Capital Bancorp, Inc	5,746
400		Commercial Federal Corp	13,656
400		Community Bank System, Inc	9,040
234		Community Banks, Inc	6,578
139		Community Trust Bancorp, Inc	4,473
1,357		Compass Bancshares, Inc	62,191
200		Corus Bankshares, Inc	10,966
600		Cullen/Frost Bankers, Inc	29,604
448		CVB Financial Corp	8,333
309		Dime Community Bancshares	4,548
297		Downey Financial Corp	18,087
592		East West Bancorp, Inc	20,152
331	*	Euronet Worldwide, Inc	9,794

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
100		Farmers Capital Bank Corp	3,098
175		Fidelity Bankshares, Inc	5,346
5,113		Fifth Third Bancorp	187,800
100		Financial Institutions, Inc	1,841
100		First Bancorp (North Carolina)	2,004
732		First Bancorp (Puerto Rico)	12,385
150		First Busey Corp (Class A)	2,921
300		First Charter Corp	7,344
55		First Citizens Bancshares, Inc (Class A)	9,386
739		First Commonwealth Financial Corp	9,851
130		First Community Bancorp, Inc	6,218
72		First Community Bancshares, Inc	2,112
315		First Financial Bancorp	5,859
189		First Financial Bankshares, Inc	6,583
188		First Financial Corp (Indiana)	5,076
133		First Financial Holdings, Inc	4,086
1,347		First Horizon National Corp	48,963
117		First Indiana Corp	3,986
415		First Merchants Corp	10,719
545		First Midwest Bancorp, Inc	20,296
1,581		First Niagara Financial Group, Inc	22,830
58		First Oak Brook Bancshares, Inc	1,757
100		First Place Financial Corp	2,217
165		First Republic Bank	5,813
156		First State Bancorporation	3,306
258	*	FirstFed Financial Corp	13,883
953		FirstMerit Corp	25,531
485		Flagstar Bancorp, Inc	7,809
150		Flushing Financial Corp	2,456
594		FNB Corp	10,264
53		FNB Corp (Virginia)	1,467
215	*	Franklin Bank Corp	3,472
700		Fremont General Corp	15,281
222		Frontier Financial Corp	6,438
1,846		Fulton Financial Corp	30,921
58		GB&T Bancshares, Inc	1,231
293		Glacier Bancorp, Inc	9,045
400		Gold Banc Corp, Inc	5,960
2,706		Golden West Financial Corp	160,709
104		Great Southern Bancorp, Inc	3,112
543		Greater Bay Bancorp	13,380
246		Hancock Holding Co	8,398
384		Hanmi Financial Corp	6,893
200		Harbor Florida Bancshares, Inc	7,254
288		Harleysville National Corp	6,322
126		Heritage Commerce Corp	2,621
1,717		Hibernia Corp (Class A)	51,579
112		Horizon Financial Corp	2,464
6,417		Hudson City Bancorp, Inc	76,362
543		Hudson United Bancorp	22,985
2,610		Huntington Bancshares, Inc	58,647
125		IBERIABANK Corp	6,644
846		Independence Community Bank Corp	28,840
100		Independent Bank Corp (Massachusetts)	3,038
159		Independent Bank Corp (Michigan)	4,617
657		IndyMac Bancorp, Inc	26,004
161		Integra Bank Corp	3,494
117		Interchange Financial Services Corp	2,019
613		International Bancshares Corp	18,206
671		Investors Financial Services Corp	22,076

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
400		Irwin Financial Corp	8,156
42	*	ITLA Capital Corp	2,205
37,910		JPMorgan Chase & Co	1,286,286
227		Kearny Financial Corp	2,838
4,411		Keycorp	142,255
247		KNBT Bancorp, Inc	3,846
120		Lakeland Bancorp, Inc	1,840
46		Lakeland Financial Corp	1,902
907		M&T Bank Corp	95,879
77		Macatawa Bank Corp	2,634
445		MAF Bancorp, Inc	18,245
141		Main Street Banks, Inc	3,779
86		MainSource Financial Group, Inc	1,525
2,495		Marshall & Ilsley Corp	108,557
233		MB Financial, Inc	9,082
200		MBT Financial Corp	3,686
4,673		Mellon Financial Corp	149,396
55		Mercantile Bank Corp	2,353
868		Mercantile Bankshares Corp	46,768
200		Mid-State Bancshares	5,502
85		Midwest Banc Holdings, Inc	1,965
186		Nara Bancorp, Inc	2,781
6,093		National City Corp	203,750
285		National Penn Bancshares, Inc	7,094
64		NBC Capital Corp	1,605
274		NBT Bancorp, Inc	6,464
505		NetBank, Inc	4,197
2,702		New York Community Bancorp, Inc	44,313
1,211		NewAlliance Bancshares, Inc	17,729
5,013		North Fork Bancorporation, Inc	127,832
84	*	Northern Empire Bancshares	2,093
2,103		Northern Trust Corp	106,307
200		Northwest Bancorp, Inc	4,250
150		OceanFirst Financial Corp	3,621
669		Old National Bancorp	14,196
194		Old Second Bancorp, Inc	5,789
100		Omega Financial Corp	2,803
165		Oriental Financial Group, Inc	2,020
428		Pacific Capital Bancorp	14,248
165		Park National Corp	17,865
531		Partners Trust Financial Group, Inc	6,117
64		Peapack Gladstone Financial Corp	1,756
90		Pennfed Financial Services, Inc	1,645
75		Peoples Bancorp, Inc	2,072
615		People’s Bank	17,823
210		PFF Bancorp, Inc	6,355
3,097		PNC Financial Services Group, Inc	179,688
2,920		Popular, Inc	70,722
398		PrivateBancorp, Inc	13,643
228		Prosperity Bancshares, Inc	6,897
283		Provident Bankshares Corp	9,843
54		Provident Financial Holdings	1,515
854		Provident Financial Services, Inc	15,030
421		Provident New York Bancorp	4,913
289		R & G Financial Corp (Class B)	3,974
5,013		Regions Financial Corp	156,005
130		Renasant Corp	4,115
110		Republic Bancorp, Inc (Class A) (Kentucky)	2,301
629		Republic Bancorp, Inc (Michigan)	8,894
45		Royal Bancshares of Pennsylvania (Class A)	1,005

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
300		S&T Bancorp, Inc	11,340
200		S.Y. Bancorp, Inc	4,756
250		Sandy Spring Bancorp, Inc	8,425
121		Santander BanCorp	2,980
72		SCBT Financial Corp	2,274
102		Seacoast Banking Corp of Florida	2,390
122	*	Signature Bank	3,293
108		Simmons First National Corp (Class A)	3,080
1,267		Sky Financial Group, Inc	35,615
700		South Financial Group, Inc	18,788
104		Southside Bancshares, Inc	1,977
94		Southwest Bancorp, Inc	2,065
3,788		Sovereign Bancorp, Inc	83,488
87		State Bancorp, Inc	1,559
54		State Financial Services Corp (Class A)	1,972
3,599		State Street Corp	176,063
114		Sterling Bancorp	2,566
400		Sterling Bancshares, Inc	5,884
320		Sterling Financial Corp (Pennsylvania)	6,448
364		Sterling Financial Corp (Spokane)	8,208
88		Suffolk Bancorp	2,808
122	*	Sun Bancorp, Inc (New Jersey)	2,573
3,969		SunTrust Banks, Inc	275,647
496		Susquehanna Bancshares, Inc	11,924
400	*	SVB Financial Group	19,456
3,316		Synovus Financial Corp	91,920
1,457		TCF Financial Corp	38,975
891		TD Banknorth, Inc	26,855
300	*	Texas Capital Bancshares, Inc	6,345
436		Texas Regional Bancshares, Inc (Class A)	12,552
238		TierOne Corp	6,262
179		Tompkins Trustco, Inc	7,742
92		Trico Bancshares	1,980
626		Trustco Bank Corp NY	7,844
491		Trustmark Corp	13,674
940		UCBH Holdings, Inc	17,221
186		UMB Financial Corp	12,216
395		Umpqua Holdings Corp	9,606
69		Union Bankshares Corp	2,883
698		UnionBanCal Corp	48,665
437		United Bankshares, Inc	15,273
335		United Community Banks, Inc	9,547
400		United Community Financial Corp	4,488
121		Univest Corp of Pennsylvania	3,346
232		Unizan Financial Corp	5,617
19,880		US Bancorp	558,230
126		USB Holding Co, Inc	2,873
1,174		Valley National Bancorp	26,885
83		Vineyard National Bancorp	2,453
77	*	Virginia Commerce Bancorp	2,085
67		Virginia Financial Group, Inc	2,415
1,166		W Holding Co, Inc	11,147
16,969		Wachovia Corp	807,555
1,039		Washington Federal, Inc	23,440
9,413		Washington Mutual, Inc	369,178
138		Washington Trust Bancorp, Inc	3,752
586		Webster Financial Corp	26,347
18,242		Wells Fargo & Co	1,068,434
200		WesBanco, Inc	5,500
177		West Bancorporation, Inc	3,278

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
200		West Coast Bancorp	5,000
430		Westamerica Bancorporation	22,209
54	*	Western Sierra Bancorp	1,860
51		Westfield Financial, Inc	1,198
750		Whitney Holding Corp	20,280
800		Wilmington Trust Corp	29,160
167		Wilshire Bancorp, Inc	2,555
248		Wintrust Financial Corp	12,464
100		WSFS Financial Corp	5,889
54		Yardville National Bancorp	1,903
944		Zions Bancorporation	67,222

		TOTAL DEPOSITORY INSTITUTIONS	13,960,387

EATING AND DRINKING PLACES - 0.70%
208		AFC Enterprises	2,400
929		Applebees International, Inc	19,221
760		Aramark Corp (Class B)	20,300
113	*	BJ’s Restaurants, Inc	2,309
300		Bob Evans Farms, Inc	6,813
937		Brinker International, Inc	35,194
72	*	Buffalo Wild Wings, Inc	1,908
175	*	California Pizza Kitchen, Inc	5,117
545		CBRL Group, Inc	18,345
343	*	CEC Entertainment, Inc	10,894
622		CKE Restaurants, Inc	8,198
1,656		Darden Restaurants, Inc	50,293
101	*	Dave & Buster’s, Inc	1,348
949	*	Denny’s Corp	3,938
400		Domino’s Pizza, Inc	9,328
182		IHOP Corp	7,415
339	*	Jack in the Box, Inc	10,139
587	*	Krispy Kreme Doughnuts, Inc	3,675
273		Landry’s Restaurants, Inc	7,999
176		Lone Star Steakhouse & Saloon, Inc	4,576
244	*	Luby’s, Inc	3,187
13,601		McDonald’s Corp	455,497
300	*	O’Charleys, Inc	4,293
667		Outback Steakhouse, Inc	24,412
100	*	Papa John’s International, Inc	5,012
277	*	PF Chang’s China Bistro, Inc	12,418
361	*	Rare Hospitality International, Inc	9,278
150	*	Red Robin Gourmet Burgers, Inc	6,876
661		Ruby Tuesday, Inc	14,383
450	*	Ryan’s Restaurant Group, Inc	5,251
702	*	Sonic Corp	19,200
442	*	Texas Roadhouse, Inc (Class A)	6,586
844	*	The Cheesecake Factory, Inc	26,366
400	*	The Steak N Shake Co	7,259
408		Triarc Cos (Class B)	6,230
1,217	*	Wendy’s International, Inc	54,948
3,163		Yum! Brands, Inc	153,121

		TOTAL EATING AND DRINKING PLACES	1,043,727

EDUCATIONAL SERVICES - 0.18%
1,538	*	Apollo Group, Inc (Class A)	102,108
1,036	*	Career Education Corp	36,840
942	*	Corinthian Colleges, Inc	12,500
587	*	DeVry, Inc	11,182
191	*	Educate, Inc	2,865
778	*	Education Management Corp	25,083

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
490	*	ITT Educational Services, Inc	24,182
522	*	Laureate Education, Inc	25,562
100	*	Learning Tree International, Inc	1,320
168		Strayer Education, Inc	15,879
228	*	Universal Technical Institute, Inc	8,119

		TOTAL EDUCATIONAL SERVICES	265,640

ELECTRIC, GAS, AND SANITARY SERVICES - 4.13%
6,975	*	AES Corp	114,599
817		AGL Resources, Inc	30,319
1,721	*	Allegheny Energy, Inc	52,869
338		Allete, Inc	15,484
1,200		Alliant Energy Corp	34,956
2,231	*	Allied Waste Industries, Inc	18,852
2,171		Ameren Corp	116,127
4,160		American Electric Power Co, Inc	165,152
150		American States Water Co	5,019
1,126		Aqua America, Inc	42,810
3,770	*	Aquila, Inc	14,929
846		Atmos Energy Corp	23,899
600		Avista Corp	11,640
446		Black Hills Corp	19,343
148		California Water Service Group	6,098
5,694	*	Calpine Corp	14,747
100		Cascade Natural Gas Corp	2,177
100	*	Casella Waste Systems, Inc (Class A)	1,313
3,172		Centerpoint Energy, Inc	47,168
86		Central Vermont Public Service Corp	1,505
250		CH Energy Group, Inc	11,870
2,136		Cinergy Corp	94,860
162	*	Clean Harbors, Inc	5,500
527		Cleco Corp	12,427
2,309	*	CMS Energy Corp	37,983
100		Connecticut Water Service, Inc	2,472
2,670		Consolidated Edison, Inc	129,629
1,878		Constellation Energy Group, Inc	115,685
64		Crosstex Energy, Inc	4,093
3,700		Dominion Resources, Inc	318,718
1,447		DPL, Inc	40,227
1,841		DTE Energy Co	84,428
10,000		Duke Energy Corp	291,700
900		Duquesne Light Holdings, Inc	15,489
148	*	Duratek, Inc	2,705
2,994	*	Dynegy, Inc (Class A)	14,102
3,413		Edison International	161,367
7,022		El Paso Corp	97,606
600	*	El Paso Electric Co	12,510
239		Empire District Electric Co	5,466
718		Energen Corp	31,061
1,611		Energy East Corp	40,581
57		EnergySouth, Inc	1,573
2,342		Entergy Corp	174,057
7,252		Exelon Corp	387,547
3,489		FirstEnergy Corp	181,847
4,246		FPL Group, Inc	202,110
791		Great Plains Energy, Inc	23,659
966		Hawaiian Electric Industries, Inc	26,932
447		Idacorp, Inc	13,468
1,808		KeySpan Corp	66,498
1,013		Kinder Morgan, Inc	97,410

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
200		Laclede Group, Inc	6,498
1,187		MDU Resources Group, Inc	42,317
187		Metal Management, Inc	4,740
187		MGE Energy, Inc	6,827
93		Middlesex Water Co	2,088
860		National Fuel Gas Co	29,412
300		New Jersey Resources Corp	13,794
431		Nicor, Inc	18,115
2,915		NiSource, Inc	70,689
1,492		Northeast Utilities	29,765
233		Northwest Natural Gas Co	8,672
379		NorthWestern Corp	11,442
920	*	NRG Energy, Inc	39,192
1,104		NSTAR	31,928
983		OGE Energy Corp	27,622
1,077		Oneok, Inc	36,640
300		Otter Tail Corp	9,282
426		Peoples Energy Corp	16,776
1,997		Pepco Holdings, Inc	46,470
3,928		PG&E Corp	154,174
61	*	Pico Holdings, Inc	2,144
915		Piedmont Natural Gas Co, Inc	23,031
1,096		Pinnacle West Capital Corp	48,312
515	*	Plug Power, Inc	3,502
681		PNM Resources, Inc	19,524
3,982		PPL Corp	128,738
600	v*	Progress Energy Inc (Cvo)	6
2,686		Progress Energy, Inc	120,198
2,545		Public Service Enterprise Group, Inc	163,796
1,170		Puget Energy, Inc	27,472
945		Questar Corp	83,273
3,026	*	Reliant Energy, Inc	46,721
1,450		Republic Services, Inc	51,171
115		Resource America, Inc (Class A)	2,039
1,189		SCANA Corp	50,223
2,750		Sempra Energy	129,415
1,243	*	Sierra Pacific Resources	18,459
69		SJW Corp	3,331
260		South Jersey Industries, Inc	7,576
7,969		Southern Co	284,971
1,008	*	Southern Union Co	25,976
398		Southwest Gas Corp	10,901
123		Southwest Water Co	1,796
569	*	Stericycle, Inc	32,518
2,190		TECO Energy, Inc	39,464
2,548		TXU Corp	287,618
1,162		UGI Corp	32,710
154		UIL Holdings Corp	8,056
365		Unisource Energy Corp	12,133
807		Vectren Corp	22,878
550	*	Waste Connections, Inc	19,294
688	*	Waste Services, Inc	2,546
1,015		Westar Energy, Inc	24,492
599		Western Gas Resources, Inc	30,687
514		WGL Holdings, Inc	16,515
6,035		Williams Cos, Inc	151,177
1,298		Wisconsin Energy Corp	51,816
400		WPS Resources Corp	23,120
4,263		Xcel Energy, Inc	83,597

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,142,225

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT – 8.87%
200	*	Actel Corp	2,892
380		Acuity Brands, Inc	11,275
900	*	Adaptec, Inc	3,447
1,296	*	ADC Telecommunications, Inc	29,627
218	*	Advanced Energy Industries, Inc	2,346
4,255	*	Advanced Micro Devices, Inc	107,226
950	*	Aeroflex, Inc	8,892
1,910	*	Agere Systems, Inc	19,883
1,750		Alliance One International, Inc	6,195
3,948	*	Altera Corp	75,446
1,773		American Power Conversion Corp	45,921
259	*	American Superconductor Corp	2,681
800		Ametek, Inc	34,376
632	*	AMIS Holdings, Inc	7,495
1,105	*	Amkor Technology, Inc	4,840
932		Amphenol Corp (Class A)	37,597
3,968		Analog Devices, Inc	147,372
1,708	*	Andrew Corp	19,044
3,565	*	Applied Micro Circuits Corp	10,695
92		Applied Signal Technology, Inc	1,755
900	*	Arris Group, Inc	10,674
300	*	Artesyn Technologies, Inc	2,790
367	*	Atheros Communications, Inc	3,582
4,854	*	Atmel Corp	9,999
395	*	ATMI, Inc	12,245
484		AVX Corp	6,166
353		Baldor Electric Co	8,949
100		Bel Fuse, Inc (Class B)	3,643
500	*	Benchmark Electronics, Inc	15,060
2,927	*	Broadcom Corp (Class A)	137,306
1,412	*	Broadwing Corp	7,046
200		C&D Technologies, Inc	1,882
200	*	Catapult Communications Corp	3,668
300	*	C-COR, Inc	2,025
466	*	Ceradyne, Inc	17,093
300	*	Checkpoint Systems, Inc	7,116
5,973	*	Ciena Corp	15,769
69,711	*	Cisco Systems, Inc	1,249,918
330	*	Comtech Telecommunications Corp	13,685
2,113	*	Comverse Technology, Inc	55,508
5,030	*	Conexant Systems, Inc	9,004
884	*	Cree, Inc	22,118
300		CTS Corp	3,630
300		Cubic Corp	5,136
400	*	Cymer, Inc	12,528
1,312	*	Cypress Semiconductor Corp	19,746
66	*	Diodes, Inc	2,393
273	*	Ditech Communications Corp	1,840
200	*	Dolby Laboratories, Inc (Class A)	3,200
289	*	DSP Group, Inc	7,416
179	*	DTS, Inc	3,014
300	*	Electro Scientific Industries, Inc	6,708
700	*	Emcore Corp	4,284
4,507		Emerson Electric Co	323,603
72	*	EndWave Corp	929
795	*	Energizer Holdings, Inc	45,076
178	*	Energy Conversion Devices, Inc	7,989
481	*	EnerSys	7,297

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
423	*	Evergreen Solar, Inc	3,947
520	*	Exar Corp	7,290
1,414	*	Fairchild Semiconductor International, Inc	21,012
1,100	*	Finisar Corp	1,507
234		Franklin Electric Co, Inc	9,685
4,343	*	Freescale Semiconductor, Inc (Class B)	102,408
600	*	FuelCell Energy, Inc	6,582
3,003	*	Gemstar-TV Guide International, Inc	8,889
114,354		General Electric Co	3,850,299
254	*	Genlyte Group, Inc	12,212
721	*	Glenayre Technologies, Inc	2,588
1,200	*	GrafTech International Ltd	6,516
269	*	Greatbatch, Inc	7,381
711		Harman International Industries, Inc	72,714
1,008	*	Harmonic, Inc	5,866
1,502		Harris Corp	62,784
275		Helix Technology Corp	4,056
600	*	Hexcel Corp	10,974
9,119		Honeywell International, Inc	341,962
378	*	Hutchinson Technology, Inc	9,873
400		Imation Corp	17,148
2,142	*	Integrated Device Technology, Inc	23,005
200	*	Integrated Silicon Solutions, Inc	1,680
66,575		Intel Corp	1,641,074
500	*	Interdigital Communications Corp	9,820
338	*	International DisplayWorks, Inc	2,008
735	*	International Rectifier Corp	33,134
1,618		Intersil Corp (Class A)	35,240
200		Inter-Tel, Inc	4,200
359	*	InterVoice, Inc	3,235
257	*	IXYS Corp	2,714
15,063	*	JDS Uniphase Corp	33,440
789	*	Kemet Corp	6,612
1,226		L-3 Communications Holdings, Inc	96,940
800	*	Lattice Semiconductor Corp	3,424
400	*	Leadis Technology, Inc	2,740
200	*	Lifeline Systems, Inc	6,686
389		Lincoln Electric Holdings, Inc	15,327
3,335		Linear Technology Corp	125,363
200	*	Littelfuse, Inc	5,626
131		LSI Industries, Inc	2,489
4,112	*	LSI Logic Corp	40,503
47,829	*	Lucent Technologies, Inc	155,444
593	*	Mattson Technology, Inc	4,453
3,570		Maxim Integrated Products, Inc	152,260
894		Maytag Corp	16,324
1,045	*	McData Corp (Class A)	5,476
169	*	Medis Technologies Ltd	3,034
1,464	*	MEMC Electronic Materials, Inc	33,365
223	*	Mercury Computer Systems, Inc	5,854
300		Methode Electronics, Inc	3,456
64	*	Metrologic Instruments, Inc	1,164
560	*	Micrel, Inc	6,289
2,234		Microchip Technology, Inc	67,288
6,147	*	Micron Technology, Inc	81,755
600	*	Microsemi Corp	15,324
1,000	*	Microtune, Inc	6,230
436	*	MIPS Technologies, Inc	2,978
500	*	Mobility Electronics, Inc	5,330
1,511		Molex, Inc	40,313

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
300	*	Monolithic Power Systems, Inc	2,547
360	*	Moog, Inc	10,627
26,229		Motorola, Inc	579,399
1,045	*	MRV Communications, Inc	2,226
43		National Presto Industries, Inc	1,841
3,736		National Semiconductor Corp	98,257
200	*	Netlogic Microsystems, Inc	4,318
3,873	*	Network Appliance, Inc	91,945
1,397	*	Novellus Systems, Inc	35,037
1,866	*	Nvidia Corp	63,966
734	*	Omnivision Technologies, Inc	9,263
1,279	*	ON Semiconductor Corp	6,612
727	*	Openwave Systems, Inc	13,071
865	*	Oplink Communications, Inc	1,315
136	*	OSI Systems, Inc	2,149
157		Park Electrochemical Corp	4,184
200	*	Pericom Semiconductor Corp	1,768
300	*	Photronics, Inc	5,820
363	*	Pixelworks, Inc	2,392
472		Plantronics, Inc	14,542
400	*	Plexus Corp	6,836
610	*	PLX Technology, Inc	5,087
1,900	*	PMC - Sierra, Inc	16,739
1,202	*	Polycom, Inc	19,436
159	*	Portalplayer, Inc	4,361
61	*	Powell Industries, Inc	1,335
270	*	Power Integrations, Inc	5,873
1,100	*	Power-One, Inc	6,094
1,294	*	Powerwave Technologies, Inc	16,809
998	*	QLogic Corp	34,132
17,534		Qualcomm, Inc	784,647
1,173	*	Quantum Fuel Systems Technologies Worldwide, Inc	4,809
1,222	*	Rambus, Inc	14,786
138		Raven Industries, Inc	4,036
200		Regal-Beloit Corp	6,488
1,976	*	RF Micro Devices, Inc	11,164
1,921		Rockwell Collins, Inc	92,823
200	*	Rogers Corp	7,740
5,316	*	Sanmina-SCI Corp	22,806
1,664		Scientific-Atlanta, Inc	62,417
200	*	Seachange International, Inc	1,272
733	*	Semtech Corp	12,072
383	*	Sigmatel, Inc	7,752
731	*	Silicon Image, Inc	6,499
592	*	Silicon Laboratories, Inc	17,991
1,350	*	Silicon Storage Technology, Inc	7,263
13,938	*	Sirius Satellite Radio, Inc	91,294
1,872	*	Skyworks Solutions, Inc	13,141
800	*	Spatialight, Inc	3,512
100		Spectralink Corp	1,275
456	*	Spectrum Brands, Inc	10,739
500	*	Standard Microsystems Corp	14,955
100	*	Supertex, Inc	2,999
396	*	Symmetricom, Inc	3,065
172	*	Synaptics, Inc	3,234
500		Technitrol, Inc	7,660
595	*	Tekelec	12,465
358		Teleflex, Inc	25,239
5,056	*	Tellabs, Inc	53,189
1,900	*	Terayon Communication Systems, Inc	7,410

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
466	*	Tessera Technologies, Inc	13,938
17,881		Texas Instruments, Inc	606,166
625	*	Thomas & Betts Corp	21,506
1,105	*	Transwitch Corp	1,901
199	*	Trident Microsystems, Inc	6,330
1,402	*	Triquint Semiconductor, Inc	4,935
433	*	TTM Technologies, Inc	3,096
100	*	Ulticom, Inc	1,103
149	*	Ultralife Batteries, Inc	1,925
100	*	Universal Display Corp	1,115
100	*	Universal Electronics, Inc	1,729
1,002	*	Utstarcom, Inc	8,186
521	*	Valence Technology, Inc	1,412
418	*	Varian Semiconductor Equipment Associates, Inc	17,711
219	*	Viasat, Inc	5,617
200		Vicor Corp	3,030
1,793	*	Vishay Intertechnology, Inc	21,426
2,600	*	Vitesse Semiconductor Corp	4,888
159	*	Volterra Semiconductor Corp	1,951
466	*	Westell Technologies, Inc	1,696
645		Whirlpool Corp	48,872
3,687		Xilinx, Inc	102,683
255	*	Zhone Technologies, Inc	666
437	*	Zoran Corp	6,249

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,187,184

ENGINEERING AND MANAGEMENT SERVICES - 0.71%
188	*	Advisory Board Co	9,783
1,000	*	Amylin Pharmaceuticals, Inc	34,790
300	*	Antigenics, Inc	1,626
758	*	Applera Corp (Celera Genomics Group)	9,195
556	*	Ariad Pharmaceuticals, Inc	4,131
2,100	*	BearingPoint, Inc	15,939
100		CDI Corp	2,954
1,849	*	Celgene Corp	100,438
437		Corporate Executive Board Co	34,077
167	*	CRA International, Inc	6,962
360	*	CuraGen Corp	1,782
500	*	CV Therapeutics, Inc	13,375
728	*	deCODE genetics, Inc	6,108
300	*	DiamondCluster International, Inc	2,274
938	*	Digitas, Inc	10,656
188	*	Diversa Corp	1,089
723	*	eResearch Technology, Inc	10,259
180	*	Essex Corp	3,901
753	*	Exelixis, Inc	5,776
86	*	Exponent, Inc	2,699
915		Fluor Corp	58,908
594	*	Gen-Probe, Inc	29,373
178	*	Greenfield Online, Inc	968
340	*	Harris Interactive, Inc	1,452
410	*	Hewitt Associates, Inc	11,185
678	*	ICOS Corp	18,726
755	*	Incyte Corp	3,549
400	*	Isis Pharmaceuticals, Inc	2,020
598	*	Jacobs Engineering Group, Inc	40,305
230	*	Keryx Biopharmaceuticals, Inc	3,625
84		Landauer, Inc	4,116
139	*	LECG Corp	3,197
673	*	Lexicon Genetics, Inc	2,679

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
302	*	Lifecell Corp	6,532
182	*	Luminex Corp	1,827
241		MAXIMUS, Inc	8,616
317	*	Maxygen, Inc	2,628
1,275	*	Monogram Biosciences, Inc	2,996
2,699		Moody’s Corp	137,865
60	*	MTC Technologies, Inc	1,919
284	*	Myriad Genetics, Inc	6,208
440	*	Navigant Consulting, Inc	8,430
595	*	Neopharm, Inc	7,378
259	*	Orchid Cellmark, Inc	2,202
3,608		Paychex, Inc	133,785
300	*	Per-Se Technologies, Inc	6,198
549	*	Pharmaceutical Product Development, Inc	31,573
300	*	PRG-Schultz International, Inc	903
1,768		Quest Diagnostics, Inc	89,355
360	*	Regeneron Pharmaceuticals, Inc	3,416
514	*	Resources Connection, Inc	15,230
207	*	Rigel Pharmaceuticals, Inc	4,920
642	*	Savient Pharmaceuticals, Inc	2,420
100	*	Seattle Genetics, Inc	525
219	*	Senomyx, Inc	3,730
282	*	SFBC International, Inc	12,518
821	*	Shaw Group, Inc	20,246
160	*	Sourcecorp	3,430
299	*	Symyx Technologies, Inc	7,810
100	*	Tejon Ranch Co	4,700
510	*	Telik, Inc	8,344
677	*	Tetra Tech, Inc	11,387
148	*	Trimeris, Inc	2,270
431	*	URS Corp	17,408
600	*	ViaCell, Inc	3,480
263	*	Washington Group International, Inc	14,173
392		Watson Wyatt & Co Holdings	10,564

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,052,903

FABRICATED METAL PRODUCTS - 0.34%
391	*	Alliant Techsystems, Inc	29,188
54		Ameron International Corp	2,506
389		Aptargroup, Inc	19,376
1,163		Ball Corp	42,729
100		CIRCOR International, Inc	2,745
618		Commercial Metals Co	20,851
132	*	Commercial Vehicle Group, Inc	2,764
593		Crane Co	17,636
1,891	*	Crown Holdings, Inc	30,142
100		Dynamic Materials Corp	4,390
258	*	Global Power Equipment Group, Inc	1,839
420	*	Griffon Corp	10,332
100		Gulf Island Fabrication, Inc	2,875
2,760		Illinois Tool Works, Inc	227,231
792	*	Jacuzzi Brands, Inc	6,384
200	*	Mobile Mini, Inc	8,670
300	*	NCI Building Systems, Inc	12,237
200		Silgan Holdings, Inc	6,652
400		Simpson Manufacturing Co, Inc	15,656
657		Snap-On, Inc	23,731
200		Sturm Ruger & Co, Inc	1,840
812	*	Taser International, Inc	5,010
154		Valmont Industries, Inc	4,521
300	*	Water Pik Technologies, Inc	6,090
255		Watts Water Technologies, Inc (Class A)	7,357

		TOTAL FABRICATED METAL PRODUCTS	512,752

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
FOOD AND KINDRED PRODUCTS - 2.82%
200		American Italian Pasta Co (Class A)	2,132
8,410		Anheuser-Busch Cos, Inc	361,966
6,944		Archer Daniels Midland Co	171,239
100	*	Boston Beer Co, Inc (Class A)	2,500
2,539		Campbell Soup Co	75,535
77		Coca-Cola Bottling Co Consolidated	3,768
22,424		Coca-Cola Co	968,493
3,184		Coca-Cola Enterprises, Inc	62,088
5,674		ConAgra Foods, Inc	140,432
1,994	*	Constellation Brands, Inc (Class A)	51,844
718		Corn Products International, Inc	14,482
588	*	Darling International, Inc	2,076
2,062	*	Del Monte Foods Co	22,125
735		Flowers Foods, Inc	20,051
3,210		General Mills, Inc	154,722
546	*	Gold Kist, Inc	10,674
3,801		H.J. Heinz Co	138,889
200	*	Hansen Natural Corp	9,416
1,169	*	Hercules, Inc	14,285
1,836		Hershey Co	103,385
758		Hormel Foods Corp	25,006
156		J&J Snack Foods Corp	9,017
572		J.M. Smucker Co	27,765
2,750		Kellogg Co	126,858
2,649		Kraft Foods, Inc (Class A)	81,033
317		Lancaster Colony Corp	13,631
200		Lance, Inc	3,492
107	*	M&F Worldwide Corp	1,664
1,448		McCormick & Co, Inc (Non-Vote)	47,248
451		Molson Coors Brewing Co (Class B)	28,869
79	*	Peet’s Coffee & Tea, Inc	2,419
1,476		Pepsi Bottling Group, Inc	42,140
735		PepsiAmericas, Inc	16,707
18,009		PepsiCo, Inc	1,021,290
275		Ralcorp Holdings, Inc	11,528
189		Sanderson Farms, Inc	7,023
8,526		Sara Lee Corp	161,568
1,059	*	Smithfield Foods, Inc	31,431
406		Tootsie Roll Industries, Inc	12,890
300		Topps Co, Inc	2,463
323	*	TreeHouse Foods, Inc	8,682
2,559		Tyson Foods, Inc (Class A)	46,190
1,932		Wrigley (Wm.) Jr Co	138,872

		TOTAL FOOD AND KINDRED PRODUCTS	4,197,888

FOOD STORES - 0.43%
240	*	7-Eleven, Inc	8,546
4,061		Albertson’s, Inc	104,165
15		Arden Group, Inc (Class A)	1,129
174	*	Great Atlantic & Pacific Tea Co, Inc	4,934
100		Ingles Markets, Inc (Class A)	1,580
7,908	*	Kroger Co	162,826
276	*	Panera Bread Co (Class A)	14,126
200	*	Pantry, Inc	7,474
325	*	Pathmark Stores, Inc	3,663

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
300		Ruddick Corp	6,915
4,230	*	Starbucks Corp	211,923
100		Weis Markets, Inc	4,001
786		Whole Foods Market, Inc	105,678
261	*	Wild Oats Markets, Inc	3,356

		TOTAL FOOD STORES	640,316

FORESTRY - 0.14%
556		Rayonier, Inc	32,037
2,666		Weyerhaeuser Co	183,287

		TOTAL FORESTRY	215,324

FURNITURE AND FIXTURES - 0.36%
100		Bassett Furniture Industries, Inc	1,862
961	*	BE Aerospace, Inc	15,924
369		Ethan Allen Interiors, Inc	11,568
642		Furniture Brands International, Inc	11,575
800		Herman Miller, Inc	24,240
685		Hillenbrand Industries, Inc	32,229
619		HNI Corp	37,276
64		Hooker Furniture Corp	1,064
400	*	Interface, Inc (Class A)	3,304
1,997		Johnson Controls, Inc	123,914
300		Kimball International, Inc (Class B)	3,627
500		La-Z-Boy, Inc	6,595
1,992		Leggett & Platt, Inc	40,238
4,685		Masco Corp	143,736
2,907		Newell Rubbermaid, Inc	65,844
387	*	Select Comfort Corp	7,732
94		Stanley Furniture Co, Inc	2,462
455	*	Tempur-Pedic International, Inc	5,387

		TOTAL FURNITURE AND FIXTURES	538,577

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
3,211	*	Bed Bath & Beyond, Inc	129,018
304	*	Bell Microproducts, Inc	3,049
4,408		Best Buy Co, Inc	191,880
172	*	Brookstone, Inc	3,430
2,068		Circuit City Stores, Inc	35,487
227	*	Cost Plus, Inc	4,120
140	*	Electronics Boutique Holdings Corp	8,798
440	*	GameStop Corp (Class B)	12,492
259	*	Guitar Center, Inc	14,299
166		Haverty Furniture Cos, Inc	2,030
552	*	Linens ‘n Things, Inc	14,738
573	*	Mohawk Industries, Inc	45,983
255		Movie Gallery, Inc	2,649
1,075		Pier 1 Imports, Inc	12,115
1,647		RadioShack Corp	40,846
164	*	Restoration Hardware, Inc	1,036
525		Steelcase, Inc (Class A)	7,592
304	*	The Bombay Co, Inc	1,341
200	*	Trans World Entertainment Corp	1,578
228		Tuesday Morning Corp	5,898
1,222	*	Williams-Sonoma, Inc	46,864

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	585,243

GENERAL BUILDING CONTRACTORS - 0.52%
39	*	Avatar Holdings, Inc	2,310
477		Beazer Homes USA, Inc	27,986

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
159		Brookfield Homes Corp	8,829
1,319		Centex Corp	85,181
200	*	Comstock Homebuilding Cos, Inc	3,984
2,879		DR Horton, Inc	104,277
374	*	Hovnanian Enterprises, Inc (Class A)	19,149
857		KB Home	62,732
1,482		Lennar Corp (Class A)	88,564
379		Levitt Corp (Class A)	8,694
111		M/I Homes, Inc	6,023
170		McGrath RentCorp	4,816
338		MDC Holdings, Inc	26,665
264	*	Meritage Homes Corp	20,238
57	*	NVR, Inc	50,442
100	*	Palm Harbor Homes, Inc	1,943
173	*	Perini Corp	3,149
2,240		Pulte Homes, Inc	96,141
506		Ryland Group, Inc	34,621
670		Standard-Pacific Corp	27,812
155		Technical Olympic USA, Inc	4,055
1,120	*	Toll Brothers, Inc	50,030
382		Walter Industries, Inc	18,687
402	*	WCI Communities, Inc	11,405
45	*	William Lyon Homes, Inc	6,984

		TOTAL GENERAL BUILDING CONTRACTORS	774,717

GENERAL MERCHANDISE STORES - 1.74%
521	*	99 Cents Only Stores	4,819
1,248	*	Big Lots, Inc	13,715
797	*	BJ’s Wholesale Club, Inc	22,157
325	*	Cabela’s, Inc	5,970
455		Casey’s General Stores, Inc	10,556
5,111		Costco Wholesale Corp	220,233
833		Dillard’s, Inc (Class A)	17,393
3,456		Dollar General Corp	63,383
1,905		Family Dollar Stores, Inc	37,852
2,772		Federated Department Stores, Inc	185,364
480		Fred’s, Inc	6,005
2,547		JC Penney Co, Inc	120,779
457		Neiman Marcus Group, Inc (Class A)	45,677
558	*	Retail Ventures, Inc	6,127
1,433	*	Saks, Inc	26,510
288	*	ShopKo Stores, Inc	7,350
200		Stein Mart, Inc	4,060
9,565		Target Corp	496,710
5,285		TJX Cos, Inc	108,237
27,133		Wal-Mart Stores, Inc	1,188,968

		TOTAL GENERAL MERCHANDISE STORES	2,591,865

HEALTH SERVICES - 1.11%
107	*	Alliance Imaging, Inc	915
316	*	Allied Healthcare International, Inc	1,785
216	*	Amedisys, Inc	8,424
112	*	America Service Group, Inc	1,858
200	*	American Dental Partners, Inc	6,784
352	*	American Healthways, Inc	14,925
291	*	American Retirement Corp	5,480
282	*	Amsurg Corp	7,715
575	*	Apria Healthcare Group, Inc	18,348
1,157	*	Beverly Enterprises, Inc	14,173
300	*	Bio-Reference Labs, Inc	5,187

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
4,798	*	Caremark Rx, Inc	239,564
923	*	Community Health Systems, Inc	35,822
60	*	Corvel Corp	1,438
667	*	Covance, Inc	32,009
1,113	*	Coventry Health Care, Inc	95,740
296	*	Cross Country Healthcare, Inc	5,494
1,056	*	DaVita, Inc	48,650
713	*	Edwards Lifesciences Corp	31,664
242	*	Enzo Biochem, Inc	3,717
1,314	*	Express Scripts, Inc	81,731
228	*	Genesis HealthCare Corp	9,193
175	*	Gentiva Health Services, Inc	3,171
4,792		HCA, Inc	229,633
2,607		Health Management Associates, Inc (Class A)	61,186
500		Hooper Holmes, Inc	1,965
109	*	Horizon Health Corp	2,961
302	*	Kindred Healthcare, Inc	9,000
1,423	*	Laboratory Corp of America Holdings	69,314
216		LCA-Vision, Inc	8,018
580	*	LifePoint Hospitals, Inc	25,363
1,018	*	Lincare Holdings, Inc	41,789
386	*	Magellan Health Services, Inc	13,568
919		Manor Care, Inc	35,299
300	*	Matria Healthcare, Inc	11,325
284	*	Medcath Corp	6,745
3,187	*	Medco Health Solutions, Inc	174,743
100		National Healthcare Corp	3,500
981	*	Nektar Therapeutics	16,628
358	*	OCA, Inc	537
336	*	Odyssey HealthCare, Inc	5,702
187		Option Care, Inc	2,738
800	*	PainCare Holdings, Inc	3,000
257	*	Pediatrix Medical Group, Inc	19,743
205	*	Psychiatric Solutions, Inc	11,117
117	*	Radiation Therapy Services, Inc	3,728
300	*	RehabCare Group, Inc	6,156
790	*	Renal Care Group, Inc	37,383
245	*	Sierra Health Services, Inc	16,873
200	*	Specialty Laboratories, Inc	2,646
164	*	Sunrise Senior Living, Inc	10,945
183	*	Symbion, Inc	4,734
5,068	*	Tenet Healthcare Corp	56,914
869	*	Triad Hospitals, Inc	39,340
123	*	U.S. Physical Therapy, Inc	2,234
448	*	United Surgical Partners International, Inc	17,521
596		Universal Health Services, Inc (Class B)	28,387
121	*	VistaCare, Inc (Class A)	1,751

		TOTAL HEALTH SERVICES	1,656,273

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
296		Granite Construction, Inc	11,319

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	11,319

HOLDING AND OTHER INVESTMENT OFFICES - 3.25%
300	*	4Kids Entertainment, Inc	5,217
700		Aames Investment Corp	4,396
200		Acadia Realty Trust	3,598
353	*	Affiliated Managers Group, Inc	25,564
263		Affordable Residential Communities	2,659
79		Agree Realty Corp	2,232

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
28	*	Alexander’s, Inc	7,560
200		Alexandria Real Estate Equities, Inc	16,538
1,450		Allied Capital Corp	41,513
841		AMB Property Corp	37,761
131		American Campus Communities, Inc	3,147
1,336		American Financial Realty Trust	18,971
369		American Home Mortgage Investment Corp	11,181
269		AMLI Residential Properties Trust	8,627
1,180		Annaly Mortgage Management, Inc	15,281
503		Anthracite Capital, Inc	5,825
1,034		Anworth Mortgage Asset Corp	8,551
964		Apartment Investment & Management Co (Class A)	37,384
563		Apollo Investment Corp	11,147
134		Arbor Realty Trust, Inc	3,765
2,101		Archstone-Smith Trust	83,767
696		Arden Realty, Inc	28,654
367		Ashford Hospitality Trust, Inc	3,949
771		AvalonBay Communities, Inc	66,075
199		Bedford Property Investors	4,744
300		Bimini Mortgage Management, Inc (Class A)	3,390
330		BioMed Realty Trust, Inc	8,184
1,272		Boston Properties, Inc	90,185
191	*	Boykin Lodging Co	2,372
592		Brandywine Realty Trust	18,405
500		BRE Properties, Inc (Class A)	22,250
526		Camden Property Trust	29,324
412		Capital Automotive REIT	15,949
241		Capital Lease Funding, Inc	2,494
87		Capital Southwest Corp	7,410
300		Capital Trust, Inc	9,648
603		CarrAmerica Realty Corp	21,678
529		CBL & Associates Properties, Inc	21,684
700		Cedar Shopping Centers, Inc	10,129
496		Centerpoint Properties Trust	22,221
65		Cherokee, Inc	2,274
387		Colonial Properties Trust	17,214
595		Commercial Net Lease Realty, Inc	11,900
306		Corporate Office Properties Trust	10,695
65		Correctional Properties Trust	1,912
426		Cousins Properties, Inc	12,874
820		Crescent Real Estate Equities Co	16,818
164	*	Criimi MAE, Inc	2,822
1,085		Developers Diversified Realty Corp	50,669
265		DiamondRock Hospitality Co	3,114
1,578		Duke Realty Corp	53,463
231		EastGroup Properties, Inc	10,106
592		ECC Capital Corp	1,930
231		Education Realty Trust, Inc	3,858
32	*	Enstar Group, Inc	2,076
300		Entertainment Properties Trust	13,389
427		Equity Inns, Inc	5,765
298		Equity Lifestyle Properties, Inc	13,410
4,309		Equity Office Properties Trust	140,947
300		Equity One, Inc	6,975
3,030		Equity Residential	114,685
232		Essex Property Trust, Inc	20,880
330		Extra Space Storage, Inc	5,075
570		Federal Realty Investment Trust	34,730
808	*	FelCor Lodging Trust, Inc	12,241
516		Fieldstone Investment Corp	6,017

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
500		First Industrial Realty Trust, Inc	20,025
172		First Potomac Realty Trust	4,420
1,402		Friedman Billings Ramsey Group, Inc	14,286
302		Gables Residential Trust	13,182
1,875		General Growth Properties, Inc	84,244
164		Getty Realty Corp	4,720
81		Gladstone Capital Corp	1,827
344		Glenborough Realty Trust, Inc	6,605
511		Glimcher Realty Trust	12,504
158		Global Signal, Inc	7,069
300		GMH Communities Trust	4,401
900		Government Properties Trust, Inc	8,820
143		Gramercy Capital Corp	3,426
600		Harris & Harris Group, Inc	6,660
1,404		Health Care Property Investors, Inc	37,894
640		Health Care REIT, Inc	23,738
505		Healthcare Realty Trust, Inc	20,271
365		Heritage Property Investment Trust	12,775
768		Highland Hospitality Corp	7,880
629		Highwoods Properties, Inc	18,562
411		Home Properties, Inc	16,132
800		HomeBanc Corp	6,176
784		Hospitality Properties Trust	33,602
3,724		Host Marriott Corp	62,936
2,100		HRPT Properties Trust	26,061
862		IMPAC Mortgage Holdings, Inc	10,568
710		Inland Real Estate Corp	11,119
450		Innkeepers U.S.A. Trust	6,952
1,078		Investors Real Estate Trust	10,241
2,040		iShares Russell 2000 Index Fund	135,436
1,650		iShares Russell Midcap Index Fund	142,791
1,126		iStar Financial, Inc	45,524
306		Kilroy Realty Corp	17,145
2,100		Kimco Realty Corp	65,982
205		Kite Realty Group Trust	3,059
300		KKR Financial Corp	6,672
318		LaSalle Hotel Properties	10,955
576		Lexington Corporate Properties Trust	13,565
900		Liberty Property Trust	38,286
129		LTC Properties, Inc	2,735
388		Luminent Mortgage Capital, Inc	2,929
650		Macerich Co	42,211
688		Mack-Cali Realty Corp	30,919
361		Maguire Properties, Inc	10,848
1,628	*	MeriStar Hospitality Corp	14,864
808		MFA Mortgage Investments, Inc	4,953
161		Mid-America Apartment Communities, Inc	7,488
593		Mills Corp	32,662
400		MortgageIT Holdings, Inc	5,688
200		National Health Investors, Inc	5,522
800		Nationwide Health Properties, Inc	18,640
495		New Century Financial Corp	17,954
1,216		New Plan Excel Realty Trust	27,907
463		Newcastle Investment Corp	12,918
300		NorthStar Realty Finance Corp	2,817
266		Novastar Financial, Inc	8,775
493		Omega Healthcare Investors, Inc	6,863
588		Origen Financial, Inc	4,451
408		Pan Pacific Retail Properties, Inc	26,887
149		Parkway Properties, Inc	6,991

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
385		Pennsylvania Real Estate Investment Trust	16,239
1,970		Plum Creek Timber Co, Inc	74,683
500		Post Properties, Inc	18,625
473		Prentiss Properties Trust	19,204
2,543		Prologis	112,680
135		PS Business Parks, Inc	6,183
898		Public Storage, Inc	60,166
208		RAIT Investment Trust	5,928
113		Ramco-Gershenson Properties	3,298
800		Realty Income Corp	19,128
863		Reckson Associates Realty Corp	29,817
209		Redwood Trust, Inc	10,159
657		Regency Centers Corp	37,745
100		Saul Centers, Inc	3,599
712		Saxon Capital, Inc	8,437
630		Senior Housing Properties Trust	11,970
583		Shurgard Storage Centers, Inc (Class A)	32,572
1,775		Simon Property Group, Inc	131,563
192		Sizeler Property Investors, Inc	2,331
411		SL Green Realty Corp	28,022
137		Sovran Self Storage, Inc	6,706
9,635		SPDR Trust Series 1	1,185,490
715		Spirit Finance Corp	8,044
300		Strategic Hotel Capital, Inc	5,478
136		Sun Communities, Inc	4,455
400		Sunstone Hotel Investors, Inc	9,756
290		Tanger Factory Outlet Centers, Inc	8,065
106	*	Tarragon Corp	1,967
700		Taubman Centers, Inc	22,190
2,594	*	Telewest Global, Inc	59,532
935		Thornburg Mortgage, Inc	23,431
151		Town & Country Trust	4,382
977		Trizec Properties, Inc	22,530
620		Trustreet Properties, Inc	9,703
1,487		United Dominion Realty Trust, Inc	35,242
100		Universal Health Realty Income Trust	3,325
213		Urstadt Biddle Properties, Inc (Class A)	3,229
299		U-Store-It Trust	6,061
1,100		Ventas, Inc	35,420
1,297		Vornado Realty Trust	112,346
444		Washington Real Estate Investment Trust	13,813
842		Weingarten Realty Investors	31,870
100		Winston Hotels, Inc	1,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,837,185

HOTELS AND OTHER LODGING PLACES - 0.40%
226		Ameristar Casinos, Inc	4,710
370	*	Aztar Corp	11,400
459	*	Bluegreen Corp	8,101
447		Boyd Gaming Corp	19,275
215		Choice Hotels International, Inc	13,898
424	*	Gaylord Entertainment Co	20,204
300	*	Great Wolf Resorts, Inc	3,102
4,092		Hilton Hotels Corp	91,333
162	*	Isle of Capri Casinos, Inc	3,463
1,997	*	La Quinta Corp	17,354
200	*	Las Vegas Sands Corp	6,582
200		Marcus Corp	4,008
1,991		Marriott International, Inc (Class A)	125,433
1,316	*	MGM Mirage	57,601

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
194	*	MTR Gaming Group, Inc	1,554
200	*	Riviera Holdings Corp	4,436
2,293		Starwood Hotels & Resorts Worldwide, Inc	131,091
589		Station Casinos, Inc	39,086
278	*	Vail Resorts, Inc	7,992
506	*	Wynn Resorts Ltd	22,846

		TOTAL HOTELS AND OTHER LODGING PLACES	593,469

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.50%
8,338		3M Co	611,676
86	*	Aaon, Inc	1,581
282		Actuant Corp	13,198
652	*	Advanced Digital Information Corp	6,129
961	*	AGCO Corp	17,490
301		Albany International Corp (Class A)	11,098
2,011		American Standard Cos, Inc	93,612
8,790	*	Apple Computer, Inc	471,232
17,832		Applied Materials, Inc	302,431
100	*	Astec Industries, Inc	2,839
140	*	ASV, Inc	3,171
1,100	*	Asyst Technologies, Inc	5,126
900	*	Axcelis Technologies, Inc	4,698
839		Black & Decker Corp	68,873
243		Black Box Corp	10,196
315	*	Blount International, Inc	5,557
547		Briggs & Stratton Corp	18,921
3,295	*	Brocade Communications Systems, Inc	13,444
388	*	Brooks Automation, Inc	5,172
200		Bucyrus International, Inc (Class A)	9,826
409		Carlisle Cos, Inc	26,000
86		Cascade Corp	4,188
7,328		Caterpillar, Inc	430,520
642		CDW Corp	37,827
1,000	*	Cirrus Logic, Inc	7,590
646	*	Cooper Cameron Corp	47,759
491		Cummins, Inc	43,203
250		Curtiss-Wright Corp	15,428
2,706		Deere & Co	165,607
26,467	*	Dell, Inc	905,171
772		Diebold, Inc	26,603
818		Donaldson Co, Inc	24,974
281	*	Dot Hill Systems Corp	1,891
2,153		Dover Corp	87,821
200	*	Dresser-Rand Group, Inc	4,926
59	*	Dril-Quip, Inc	2,832
1,593		Eaton Corp	101,235
25,900	*	EMC Corp	335,146
1,000	*	Emulex Corp	20,210
438		Engineered Support Systems, Inc	17,976
215	*	EnPro Industries, Inc	7,243
963	*	Entegris, Inc	10,882
1,016	*	Extreme Networks, Inc	4,521
131	*	Fargo Electronics, Inc	2,289
584	*	Flowserve Corp	21,228
715	*	FMC Technologies, Inc	30,109
265	*	Gardner Denver, Inc	11,819
2,668	*	Gateway, Inc	7,204
106	*	Gehl Co	2,954
256	*	Global Imaging Systems, Inc	8,717
125		Gorman-Rupp Co	3,006

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
771		Graco, Inc	26,430
1,315	*	Grant Prideco, Inc	53,455
31,195		Hewlett-Packard Co	910,894
201	*	Hydril	13,797
533		IDEX Corp	22,679
17,360		International Business Machines Corp	1,392,619
3,710		International Game Technology	100,170
478	*	Intevac, Inc	4,928
1,791	*	Jabil Circuit, Inc	55,378
849		Joy Global, Inc	42,841
85	*	Kadant, Inc	1,705
300		Kaydon Corp	8,523
458		Kennametal, Inc	22,460
248	*	Komag, Inc	7,926
400	*	Kulicke & Soffa Industries, Inc	2,900
1,400	*	Lam Research Corp	42,658
526		Lennox International, Inc	14,418
1,309	*	Lexmark International, Inc	79,914
100		Lindsay Manufacturing Co	2,201
200		Lufkin Industries, Inc	8,710
378		Manitowoc Co, Inc	18,995
2,441	*	Maxtor Corp	10,740
400	*	Micros Systems, Inc	17,500
47	*	Middleby Corp	3,408
238	*	Mikohn Gaming Corp	3,163
300		Modine Manufacturing Co	11,004
66		Nacco Industries, Inc (Class A)	7,554
1,814	*	National Oilwell Varco, Inc	119,361
400	*	Netgear, Inc	9,624
100		NN, Inc	1,199
282		Nordson Corp	10,724
430	*	Oil States International, Inc	15,613
1,385		Pall Corp	38,087
444	*	Palm, Inc	12,578
1,271		Parker Hannifin Corp	81,738
300	*	Paxar Corp	5,055
1,126		Pentair, Inc	41,099
2,542		Pitney Bowes, Inc	106,103
300	*	ProQuest Co	10,860
1,916	*	Quantum Corp	5,920
78		Robbins & Myers, Inc	1,753
1,955		Rockwell Automation, Inc	103,419
2,011	*	SanDisk Corp	97,031
200		Sauer-Danfoss, Inc	4,000
632	*	ScanSoft, Inc	3,369
133	*	Scansource, Inc	6,482
802	*	Scientific Games Corp (Class A)	24,862
100	*	Semitool, Inc	795
2,220		Smith International, Inc	73,948
10,117	*	Solectron Corp	39,557
837		SPX Corp	38,460
100		Standex International Corp	2,633
838		Stanley Works	39,118
400		Stewart & Stevenson Services, Inc	9,540
2,550		Symbol Technologies, Inc	24,684
139		Tecumseh Products Co (Class A)	2,991
100		Tennant Co	4,098
522	*	Terex Corp	25,802
838		Timken Co	24,830
514		Toro Co	18,895

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
138	*	TurboChef Technologies, Inc	2,151
200	*	Ultratech, Inc	3,118
515	*	UNOVA, Inc	18,015
1,402	*	Varian Medical Systems, Inc	55,393
262	*	VeriFone Holdings, Inc	5,269
200		Watsco, Inc	10,622
2,475	*	Western Digital Corp	32,002
167		Woodward Governor Co	14,203
439		York International Corp	24,615
762	*	Zebra Technologies Corp (Class A)	29,787

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,179,522

INSTRUMENTS AND RELATED PRODUCTS - 4.50%
186	*	Abaxis, Inc	2,427
400	*	Abiomed, Inc	4,028
400	*	ADE Corp	8,992
687	*	Advanced Medical Optics, Inc	26,072
191	*	Advanced Neuromodulation Systems, Inc	9,065
666	*	Affymetrix, Inc	30,789
5,377	*	Agilent Technologies, Inc	176,097
700	*	Align Technology, Inc	4,704
1,487	*	Allergan, Inc	136,239
728	*	American Medical Systems Holdings, Inc	14,669
87	*	American Science & Engineering, Inc	5,706
100		Analogic Corp	5,041
200	*	Anaren, Inc	2,820
127	*	Animas Corp	1,994
2,207		Applera Corp (Applied Biosystems Group)	51,291
94	*	ARGON ST, Inc	2,758
172		Arrow International, Inc	4,850
200	*	Arthrocare Corp	8,044
200	*	Aspect Medical Systems, Inc	5,926
400	*	August Technology Corp	4,268
58		Badger Meter, Inc	2,282
1,132		Bard (C.R.), Inc	74,746
542		Bausch & Lomb, Inc	43,729
6,665		Baxter International, Inc	265,734
655		Beckman Coulter, Inc	35,357
2,694		Becton Dickinson & Co	141,246
80		BEI Technologies, Inc	2,799
2,763		Biomet, Inc	95,904
208	*	Bio-Rad Laboratories, Inc (Class A)	11,438
178	*	Biosite, Inc	11,011
7,178	*	Boston Scientific Corp	167,750
104	*	Bruker BioSciences Corp	455
162	*	Candela Corp	1,591
200	*	Cantel Medical Corp	4,208
609	*	Cepheid, Inc	4,500
151		CNS, Inc	3,937
324	*	Coherent, Inc	9,487
200		Cohu, Inc	4,730
450	*	Conmed Corp	12,546
464		Cooper Cos, Inc	35,547
1,023	*	Credence Systems Corp	8,163
200	*	Cyberonics, Inc	5,968
2,492		Danaher Corp	134,144
100		Datascope Corp	3,102
841		Dentsply International, Inc	45,431
184	*	Dionex Corp	9,982
190	*	DJ Orthopedics, Inc	5,499

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
363		DRS Technologies, Inc	17,918
3,037		Eastman Kodak Co	73,890
137		EDO Corp	4,114
1,331	*	Encore Medical Corp	6,256
270	*	ESCO Technologies, Inc	13,519
266	*	Esterline Technologies Corp	10,079
81	*	Excel Technology, Inc	2,081
112	*	FARO Technologies, Inc	2,183
177	*	FEI Co	3,407
1,241	*	Fisher Scientific International, Inc	77,004
768	*	Flir Systems, Inc	22,717
295	*	Formfactor, Inc	6,732
469	*	Fossil, Inc	8,531
145	*	Foxhollow Technologies, Inc	6,903
3,530		Guidant Corp	243,182
272	*	Haemonetics Corp	12,928
360	*	HealthTronics, Inc	3,586
409	*	Herley Industries, Inc	7,620
177	*	Hologic, Inc	10,222
111	*	ICU Medical, Inc	3,192
193	*	I-Flow Corp	2,646
200	*	II-VI, Inc	3,548
383	*	Illumina, Inc	4,906
450	*	Inamed Corp	34,056
900	*	Input/Output, Inc	7,182
159	*	Integra LifeSciences Holdings Corp	6,083
259	*	Intermagnetics General Corp	7,236
139	*	Intralase Corp	2,045
356	*	Intuitive Surgical, Inc	26,091
316		Invacare Corp	13,168
400	*	Ionatron, Inc	4,032
170	*	IRIS International, Inc	3,135
304	*	Itron, Inc	13,881
345	*	Ixia	5,075
32,043		Johnson & Johnson	2,027,681
100		Keithley Instruments, Inc	1,460
66	*	Kensey Nash Corp	2,023
2,162		Kla-Tencor Corp	105,419
731	*	Kopin Corp	5,080
307	*	Kyphon, Inc	13,490
200	*	LaBarge, Inc	2,584
211	*	Laserscope	5,946
1,389	*	Lexar Media, Inc	8,890
522	*	LTX Corp	2,203
114	*	Measurement Specialties, Inc	2,417
13,090		Medtronic, Inc	701,886
409		Mentor Corp	22,499
187	*	Merit Medical Systems, Inc	3,317
471	*	Mettler-Toledo International, Inc	24,012
500	*	Millipore Corp	31,445
300		Mine Safety Appliances Co	11,610
429	*	MKS Instruments, Inc	7,392
100	*	Molecular Devices Corp	2,089
200		Movado Group, Inc	3,744
221		MTS Systems Corp	8,347
1,500	*	Nanogen, Inc	4,815
407	*	Newport Corp	5,669
164	*	NuVasive, Inc	3,073
200		Oakley, Inc	3,468
100	*	Palomar Medical Technologies, Inc	2,623

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,291		PerkinElmer, Inc	26,298
200	*	Photon Dynamics, Inc	3,830
376		PolyMedica Corp	13,137
4,735		Raytheon Co	180,025
414	*	Resmed, Inc	32,975
764	*	Respironics, Inc	32,225
122	*	Rofin-Sinar Technologies, Inc	4,635
988		Roper Industries, Inc	38,819
100	*	Rudolph Technologies, Inc	1,347
375	*	Sirf Technology Holdings, Inc	11,299
200	*	Somanetics Corp	5,000
326	*	Sonic Solutions, Inc	7,009
150	*	SonoSite, Inc	4,452
3,840	*	St. Jude Medical, Inc	179,712
258	*	Star Scientific, Inc	867
800		STERIS Corp	19,032
3,186		Stryker Corp	157,484
400	*	Sybron Dental Specialties, Inc	16,632
500	*	Techne Corp	28,490
993		Tektronix, Inc	25,053
285	*	Teledyne Technologies, Inc	9,824
2,014	*	Teradyne, Inc	33,231
1,728	*	Thermo Electron Corp	53,395
800	*	ThermoGenesis Corp	4,240
483	*	Thoratec Corp	8,578
499	*	Trimble Navigation Ltd	16,811
200	*	TriPath Imaging, Inc	1,412
100		United Industrial Corp	3,575
446	*	Varian, Inc	15,307
262	*	Veeco Instruments, Inc	4,202
328	*	Ventana Medical Systems, Inc	12,487
404	*	Viasys Healthcare, Inc	10,096
800	*	Viisage Technology, Inc	3,320
61		Vital Signs, Inc	2,811
1,258	*	Waters Corp	52,333
282	*	Wright Medical Group, Inc	6,960
10,220	*	Xerox Corp	139,503
300		X-Rite, Inc	3,720
43		Young Innovations, Inc	1,628
2,700	*	Zimmer Holdings, Inc	186,003
100	*	Zoll Medical Corp	2,625

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,689,778

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
3,360		AON Corp	107,789
544		Brown & Brown, Inc	27,031
200		Clark, Inc	3,366
245		Crawford & Co (Class B)	1,918
1,000		Gallagher (Arthur J.) & Co	28,810
3,186		Hartford Financial Services Group, Inc	245,864
300		Hilb Rogal & Hobbs Co	11,196
181	*	LabOne, Inc	7,873
5,736		Marsh & McLennan Cos, Inc	174,317
318		National Financial Partners Corp	14,355
600	*	USI Holdings Corp	7,794

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	630,313

INSURANCE CARRIERS - 5.13%
300		21st Century Insurance Group	4,785
3,172		Aetna, Inc	273,236

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
5,405		Aflac, Inc	244,847
321		Alfa Corp	5,354
52	*	Alleghany Corp	15,912
600	*	Allmerica Financial Corp	24,684
7,167		Allstate Corp	396,263
1,134		Ambac Financial Group, Inc	81,716
400		American Equity Investment Life Holding Co	4,540
499		American Financial Group, Inc	16,931
24,765		American International Group, Inc	1,534,439
100		American National Insurance Co	11,912
87	*	American Physicians Capital, Inc	4,274
539	*	AMERIGROUP Corp	10,306
418		AmerUs Group Co	23,981
200	*	Argonaut Group, Inc	5,402
1,238		Assurant, Inc	47,118
125		Baldwin & Lyons, Inc (Class B)	3,129
161		Bristol West Holdings, Inc	2,938
444	*	Centene Corp	11,113
2,098		Chubb Corp	187,876
1,384		Cigna Corp	163,118
1,916		Cincinnati Financial Corp	80,261
265	*	Citizens, Inc	1,701
303	*	CNA Financial Corp	9,051
100	*	CNA Surety Corp	1,422
1,557	*	Conseco, Inc	32,868
1,225	*	Covanta Holding Corp	16,452
263		Delphi Financial Group, Inc (Class A)	12,308
168		Direct General Corp	3,315
475		Erie Indemnity Co (Class A)	25,056
79		FBL Financial Group, Inc (Class A)	2,366
1,718		Fidelity National Financial, Inc	76,485
870		First American Corp	39,733
210	*	Fpic Insurance Group, Inc	7,558
2,401		Genworth Financial, Inc	77,408
68		Great American Financial Resources, Inc	1,360
316		Harleysville Group, Inc	7,584
1,158		HCC Insurance Holdings, Inc	33,038
1,175	*	Health Net, Inc	55,601
100	*	HealthExtras, Inc	2,138
347		Horace Mann Educators Corp	6,864
1,740	*	Humana, Inc	83,311
205		Infinity Property & Casualty Corp	7,193
1,538		Jefferson-Pilot Corp	78,699
77		Kansas City Life Insurance Co	3,940
221	*	KMG America Corp	1,768
200		LandAmerica Financial Group, Inc	12,930
871		Leucadia National Corp	37,540
1,838		Lincoln National Corp	95,613
1,574		Loews Corp	145,453
104	*	Markel Corp	34,372
1,432		MBIA, Inc	86,808
337		Mercury General Corp	20,217
4,554		Metlife, Inc	226,926
997		MGIC Investment Corp	64,007
70		Midland Co	2,522
110	*	Molina Healthcare, Inc	2,749
19	*	National Western Life Insurance Co (Class A)	4,014
556		Nationwide Financial Services, Inc (Class A)	22,268
37	*	Navigators Group, Inc	1,381
154		Odyssey Re Holdings Corp	3,933

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
652		Ohio Casualty Corp	17,682
1,950		Old Republic International Corp	52,007
900	*	Pacificare Health Systems, Inc	71,802
203	*	Philadelphia Consolidated Holding Co	17,235
922		Phoenix Cos, Inc	11,248
400	*	PMA Capital Corp (Class A)	3,512
1,047		PMI Group, Inc	41,744
200		Presidential Life Corp	3,600
3,107		Principal Financial Group	147,179
278	*	ProAssurance Corp	12,974
2,202		Progressive Corp	230,704
737		Protective Life Corp	30,350
5,597		Prudential Financial, Inc	378,133
910		Radian Group, Inc	48,321
310		Reinsurance Group Of America, Inc	13,857
200		RLI Corp	9,252
1,384		Safeco Corp	73,878
200		Safety Insurance Group, Inc	7,118
328		Selective Insurance Group, Inc	16,039
7,261		St. Paul Travelers Cos, Inc	325,801
324		Stancorp Financial Group, Inc	27,281
100		State Auto Financial Corp	3,164
200		Stewart Information Services Corp	10,240
1,101		Torchmark Corp	58,166
176		Tower Group, Inc	2,661
312		Transatlantic Holdings, Inc	17,784
173	*	Triad Guaranty, Inc	6,785
354		UICI	12,744
134		United Fire & Casualty Co	6,045
13,590		UnitedHealth Group, Inc	763,758
500		Unitrin, Inc	23,730
215	*	Universal American Financial Corp	4,889
3,132		UnumProvident Corp	64,206
1,137		W.R. Berkley Corp	44,889
200	*	WellCare Health Plans, Inc	7,410
331	*	WellChoice, Inc	25,123
6,544	*	WellPoint, Inc	496,166
110		Wesco Financial Corp	37,631
168		Zenith National Insurance Corp	10,532

		TOTAL INSURANCE CARRIERS	7,637,727

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
407	*	Corrections Corp of America	16,158
100	*	Geo Group, Inc	2,650

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	18,808

LEATHER AND LEATHER PRODUCTS - 0.12%
162		Brown Shoe Co, Inc	5,346
4,002	*	Coach, Inc	125,503
200	*	Genesco, Inc	7,448
100	*	Steven Madden Ltd	2,292
558	*	Timberland Co (Class A)	18,849
60		Weyco Group, Inc	1,170
600		Wolverine World Wide, Inc	12,630

		TOTAL LEATHER AND LEATHER PRODUCTS	173,238

LEGAL SERVICES - 0.01%
452	*	FTI Consulting, Inc	11,417
154		Pre-Paid Legal Services, Inc	5,960

		TOTAL LEGAL SERVICES	17,377

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,104		Laidlaw International, Inc	26,684

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	26,684

LUMBER AND WOOD PRODUCTS - 0.04%
80		American Woodmark Corp	2,688
749	*	Champion Enterprises, Inc	11,070
100		Deltic Timber Corp	4,605
1,157		Louisiana-Pacific Corp	32,037
100		Skyline Corp	4,064
200		Universal Forest Products, Inc	11,464

		TOTAL LUMBER AND WOOD PRODUCTS	65,928

METAL MINING - 0.35%
200		Cleveland-Cliffs, Inc	17,422
2,760	*	Coeur d’Alene Mines Corp	11,675
278		Commerce Group, Inc	16,130
1,852		Freeport-McMoRan Copper & Gold, Inc (Class A)	89,989
1,152	*	Hecla Mining Co	5,046
4,444		Newmont Mining Corp	209,623
1,024		Phelps Dodge Corp	133,048
468		Royal Gold, Inc	12,575
275		Southern Peru Copper Corp	15,389
345	*	Stillwater Mining Co	3,157

		TOTAL METAL MINING	514,054

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
300		Blyth, Inc	6,687
806		Callaway Golf Co	12,163
131		Charles & Colvard Ltd	3,270
149		Daktronics, Inc	3,573
1,553		Fortune Brands, Inc	126,305
1,667		Hasbro, Inc	32,757
1,200	*	Identix, Inc	5,640
211	*	Jakks Pacific, Inc	3,425
506	*	K2, Inc	5,768
256	*	Leapfrog Enterprises, Inc	3,781
4,423		Mattel, Inc	73,776
275		Nautilus, Inc	6,069
141	*	RC2 Corp	4,760
100		Russ Berrie & Co, Inc	1,412
393	*	Shuffle Master, Inc	10,387
100	*	Steinway Musical Instruments, Inc	2,635
529		Yankee Candle Co, Inc	12,960

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	315,368

MISCELLANEOUS RETAIL - 1.14%
198	*	1-800-FLOWERS.COM, Inc (Class A)	1,388
110	*	AC Moore Arts & Crafts, Inc	2,110
247	*	Alloy, Inc	1,195
3,230	*	Amazon.com, Inc	146,319
565		Barnes & Noble, Inc	21,300
434		Big 5 Sporting Goods Corp	10,355
48		Blair Corp	1,771
158	*	Blue Nile, Inc	4,999
840		Borders Group, Inc	18,623
200	*	Build-A-Bear Workshop, Inc	4,460
400		Cash America International, Inc	8,300
175	*	CKX, Inc	2,200

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
505	*	Coldwater Creek, Inc	12,736
8,712		CVS Corp	252,735
368	*	Dick’s Sporting Goods, Inc	11,080
1,155	*	Dollar Tree Stores, Inc	25,006
1,133	*	Drugstore.com, Inc	4,192
324	*	GSI Commerce, Inc	6,448
373	*	Hibbett Sporting Goods, Inc	8,299
318	*	Jill (J.) Group, Inc	5,031
300		Longs Drug Stores Corp	12,867
757	*	Marvel Entertainment, Inc	13,528
1,486		Michaels Stores, Inc	49,127
491		MSC Industrial Direct Co (Class A)	16,286
233	*	Nutri/System, Inc	5,830
3,450	*	Office Depot, Inc	102,465
93	*	Overstock.com, Inc	3,567
106	*	Party City Corp	1,794
611	*	Petco Animal Supplies, Inc	12,929
1,575		Petsmart, Inc	34,304
254	*	Priceline.com, Inc	4,907
5,131	*	Rite Aid Corp	19,908
1,063	*	Sears Holdings Corp	132,258
99	*	Sharper Image Corp	1,247
274	*	Sports Authority, Inc	8,067
192	*	Stamps.com, Inc	3,304
8,011		Staples, Inc	170,795
1,527		Tiffany & Co	60,729
180	*	Valuevision International, Inc (Class A)	2,043
11,012		Walgreen Co	478,471
162		World Fuel Services Corp	5,257
490	*	Zale Corp	13,318

		TOTAL MISCELLANEOUS RETAIL	1,701,548

MOTION PICTURES - 1.64%
466	*	Avid Technology, Inc	19,292
1,979		Blockbuster, Inc (Class A)	9,400
100		Carmike Cinemas, Inc	2,294
3,011	*	Discovery Holding Co (Class A)	43,479
428	*	DreamWorks Animation SKG, Inc (Class A)	11,838
524	*	Macrovision Corp	10,008
25,142		News Corp (Class A)	391,964
364		Regal Entertainment Group (Class A)	7,295
900	*	Time Warner Telecom, Inc (Class A)	7,020
49,510		Time Warner, Inc	896,626
15,370		Viacom, Inc (Class B)	507,364
21,937		Walt Disney Co	529,340

		TOTAL MOTION PICTURES	2,435,920

NONDEPOSITORY INSTITUTIONS - 2.00%
263	*	Accredited Home Lenders Holding Co	9,247
600		Advance America Cash Advance Centers, Inc	7,950
199		Advanta Corp (Class B)	5,618
1,036		American Capital Strategies Ltd	37,980
11,768		American Express Co	675,954
1,625	*	AmeriCredit Corp	38,789
240		Ares Capital Corp	3,907
111		Asta Funding, Inc	3,370
2,719		Capital One Financial Corp	216,215
628	*	CapitalSource, Inc	13,690
555		CharterMac	11,377
2,251		CIT Group, Inc	101,700

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
218	*	CompuCredit Corp	9,684
6,424		Countrywide Financial Corp	211,863
859		Doral Financial Corp	11,227
300	*	Encore Capital Group, Inc	5,352
10,436		Fannie Mae	467,742
60		Federal Agricultural Mortgage Corp (Class C)	1,460
183		Financial Federal Corp	7,283
125	*	First Cash Financial Services, Inc	3,290
277		First Marblehead Corp	7,036
7,480		Freddie Mac	422,321
13,748		MBNA Corp	338,751
505		MCG Capital Corp	8,519
616	*	Metris Cos, Inc	9,012
200	*	Nelnet, Inc	7,602
300		NGP Capital Resources Co	4,518
300	*	Ocwen Financial Corp	2,082
3,096	*	Providian Financial Corp	54,737
4,536		SLM Corp	243,311
42		Student Loan Corp	9,949
242		Westcorp	14,254
90	*	WFS Financial, Inc	6,047
199	*	World Acceptance Corp	5,057

		TOTAL NONDEPOSITORY INSTITUTIONS	2,976,894

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
200		AMCOL International Corp	3,814
160		Compass Minerals International, Inc	3,680
495		Florida Rock Industries, Inc	31,725
1,058		Vulcan Materials Co	78,514

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	117,733

OIL AND GAS EXTRACTION - 2.84%
2,492		Anadarko Petroleum Corp	238,609
3,492		Apache Corp	262,668
68	*	Atlas America, Inc	3,322
191	*	ATP Oil & Gas Corp	6,272
141	*	Atwood Oceanics, Inc	11,874
3,683		Baker Hughes, Inc	219,801
200		Berry Petroleum Co (Class A)	13,338
138	*	Bill Barrett Corp	5,081
3,422		BJ Services Co	123,158
400	*	Brigham Exploration Co	5,140
4,176		Burlington Resources, Inc	339,592
525		Cabot Oil & Gas Corp (Class A)	26,518
487	*	Cal Dive International, Inc	30,881
400	*	Callon Petroleum Co	8,372
202	*	Carrizo Oil & Gas, Inc	5,919
624	*	Cheniere Energy, Inc	25,809
3,575		Chesapeake Energy Corp	136,744
824	*	Cimarex Energy Co	37,352
200	*	Clayton Williams Energy, Inc	8,640
432	*	Comstock Resources, Inc	14,174
700	*	Delta Petroleum Corp	14,560
581	*	Denbury Resources, Inc	29,306
5,009		Devon Energy Corp	343,818
630		Diamond Offshore Drilling, Inc	38,588
500	*	Edge Petroleum Corp	13,195
520	*	Encore Acquisition Co	20,202
800	*	Endeavour International Corp	4,000
464	*	Energy Partners Ltd	14,486

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,653		ENSCO International, Inc	77,013
1,290		Equitable Resources, Inc	50,387
559	*	Forest Oil Corp	29,124
500	*	FX Energy, Inc	5,985
687	*	Gasco Energy, Inc	4,569
900	*	Global Industries Ltd	13,266
111	*	Goodrich Petroleum Corp	2,605
1,800	*	Grey Wolf, Inc	15,174
4,718		Halliburton Co	323,277
817	*	Hanover Compressor Co	11,324
318	*	Harvest Natural Resources, Inc	3,412
586		Helmerich & Payne, Inc	35,389
291	*	Houston Exploration Co	19,570
777	*	KCS Energy, Inc	21,391
1,216		Kerr-McGee Corp	118,086
124	*	McMoRan Exploration Co	2,411
910	*	Meridian Resource Corp	3,795
1,271	*	Newfield Exploration Co	62,406
1,000	*	Newpark Resources, Inc	8,420
1,948		Noble Energy, Inc	91,361
4,249		Occidental Petroleum Corp	362,992
274	*	Oceaneering International, Inc	14,634
322	*	Parallel Petroleum Corp	4,508
1,200	*	Parker Drilling Co	11,124
1,800		Patterson-UTI Energy, Inc	64,944
1,056	*	PetroHawk Energy Corp	15,217
165	*	Petroleum Development Corp	6,326
435	*	Petroquest Energy, Inc	4,541
209	*	Pioneer Drilling Co	4,080
1,524		Pioneer Natural Resources Co	83,698
819	*	Plains Exploration & Production Co	35,070
646		Pogo Producing Co	38,075
1,674	*	Pride International, Inc	47,726
595	*	Quicksilver Resources, Inc	28,435
865		Range Resources Corp	33,398
219	*	Remington Oil & Gas Corp	9,089
1,179		Rowan Cos, Inc	41,843
150		RPC, Inc	3,864
193	*	SEACOR Holdings, Inc	14,008
842	*	Southwestern Energy Co	61,803
260	*	Spinnaker Exploration Co	16,819
600		St. Mary Land & Exploration Co	21,960
239	*	Stone Energy Corp	14,589
821	*	Superior Energy Services	18,957
270	*	Swift Energy Co	12,353
391	*	Syntroleum Corp	5,693
355	*	Tetra Technologies, Inc	11,083
665		Tidewater, Inc	32,366
501		Todco	20,897
348	*	Toreador Resources Corp	12,319
200	*	Transmontaigne, Inc	1,598
240	*	Tri-Valley Corp	2,388
486	*	Unit Corp	26,866
300	*	Veritas DGC, Inc	10,986
500		Vintage Petroleum, Inc	22,830
136		W&T Offshore, Inc	4,410
437	*	W-H Energy Services, Inc	14,168
313	*	Whiting Petroleum Corp	13,722
3,832		XTO Energy, Inc	173,666

		TOTAL OIL AND GAS EXTRACTION	4,223,429

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
PAPER AND ALLIED PRODUCTS - 0.59%
1,090		Bemis Co	26,923
591		Bowater, Inc	16,708
600	*	Buckeye Technologies, Inc	4,872
200	*	Caraustar Industries, Inc	2,196
151		Chesapeake Corp	2,777
2,711		Georgia-Pacific Corp	92,337
397		Glatfelter	5,594
556	*	Graphic Packaging Corp	1,557
136		Greif, Inc (Class A)	8,174
5,332		International Paper Co	158,894
5,160		Kimberly-Clark Corp	307,175
500		Longview Fibre Co	9,745
1,933		MeadWestvaco Corp	53,389
500	*	Mercer International, Inc	4,135
162		Neenah Paper, Inc	4,747
769		OfficeMax, Inc	24,354
600		Packaging Corp of America	11,646
424	*	Playtex Products, Inc	4,664
300		Potlatch Corp	15,636
390		Rock-Tenn Co (Class A)	5,889
136		Schweitzer-Mauduit International, Inc	3,036
2,686	*	Smurfit-Stone Container Corp	27,827
1,093		Sonoco Products Co	29,850
1,138		Temple-Inland, Inc	46,487
334		Wausau Paper Corp	4,178
300		Xerium Technologies, Inc	3,444

		TOTAL PAPER AND ALLIED PRODUCTS	876,234

PERSONAL SERVICES - 0.16%
79		Angelica Corp	1,410
1,486		Cintas Corp	61,000
200	*	Coinstar, Inc	3,702
187		G & K Services, Inc (Class A)	7,366
3,496		H&R Block, Inc	83,834
500		Jackson Hewitt Tax Service, Inc	11,955
442		Regis Corp	16,716
3,415		Service Corp International	28,310
100		Unifirst Corp	3,507
450	*	Weight Watchers International, Inc	23,211

		TOTAL PERSONAL SERVICES	241,011

PETROLEUM AND COAL PRODUCTS - 5.58%
825		Amerada Hess Corp	113,438
692		Ashland, Inc	38,226
24,402		Chevron Corp	1,579,541
15,090		ConocoPhillips	1,054,942
200		ElkCorp	7,154
2,534		EOG Resources, Inc	189,797
68,615		Exxon Mobil Corp	4,359,797
600		Frontier Oil Corp	26,610
363	*	Giant Industries, Inc	21,250
474	*	Headwaters, Inc	17,728
200		Holly Corp	12,796
3,900		Marathon Oil Corp	268,827
1,752		Murphy Oil Corp	87,372
1,496		Sunoco, Inc	116,987
747		Tesoro Corp	50,228
3,147		Valero Energy Corp	355,800
174		WD-40 Co	4,613

		TOTAL PETROLEUM AND COAL PRODUCTS	8,305,106

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
PRIMARY METAL INDUSTRIES - 0.74%
1,400	*	AK Steel Holding Corp	11,998
9,422		Alcoa, Inc	230,085
400	*	Aleris International, Inc	10,980
1,022		Allegheny Technologies, Inc	31,662
400		Belden CDT, Inc	7,772
100	*	Brush Engineered Materials, Inc	1,588
260		Carpenter Technology Corp	15,239
256	*	Century Aluminum Co	5,755
241	*	Chaparral Steel Co	6,078
572	*	CommScope, Inc	9,918
15,246	*	Corning, Inc	294,705
150	*	Encore Wire Corp	2,439
300	*	General Cable Corp	5,040
250		Gibraltar Industries, Inc	5,718
649		Hubbell, Inc (Class B)	30,458
415	*	Lone Star Technologies, Inc	23,070
337		Matthews International Corp (Class A)	12,735
450	*	Maverick Tube Corp	13,500
372		Mueller Industries, Inc	10,330
200	*	NS Group, Inc	7,850
1,734		Nucor Corp	102,289
482	*	Oregon Steel Mills, Inc	13,448
1,392		Precision Castparts Corp	73,915
330		Quanex Corp	21,853
200	*	RTI International Metals, Inc	7,870
341		Schnitzer Steel Industries, Inc (Class A)	11,106
425		Steel Dynamics, Inc	14,433
400		Steel Technologies, Inc	10,372
179	*	Superior Essex, Inc	3,224
241		Texas Industries, Inc	13,110
304	*	Titanium Metals Corp	12,026
314		Tredegar Corp	4,085
1,205		United States Steel Corp	51,032
200	*	Wheeling-Pittsburgh Corp	3,346
735		Worthington Industries, Inc	15,457

		TOTAL PRIMARY METAL INDUSTRIES	1,094,486

PRINTING AND PUBLISHING - 0.79%
464	*	ACCO Brands Corp	13,094
600		American Greetings Corp (Class A)	16,440
230		Banta Corp	11,705
1,155		Belo (A.H.) Corp Series A	26,403
300		Bowne & Co, Inc	4,287
526	*	Cenveo, Inc	5,455
100	*	Consolidated Graphics, Inc	4,305
73		Courier Corp	2,730
46		CSS Industries, Inc	1,496
1,588		Dex Media, Inc	44,131
594		Dow Jones & Co, Inc	22,685
727	*	Dun & Bradstreet Corp	47,887
149		Ennis, Inc	2,503
861		EW Scripps Co	43,024
2,727		Gannett Co, Inc	187,699
700		Harte-Hanks, Inc	18,501
621		Hollinger International, Inc	6,086
268		John H Harland Co	11,899

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
600		John Wiley & Sons, Inc (Class A)	25,044
215		Journal Communications, Inc	3,204
446		Journal Register Co	7,216
787		Knight Ridder, Inc	46,181
478		Lee Enterprises, Inc	20,305
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	5,980
269		McClatchy Co (Class A)	17,547
4,003		McGraw-Hill Cos, Inc	192,304
232		Media General, Inc (Class A)	13,458
451		Meredith Corp	22,500
1,607		New York Times Co (Class A)	47,808
100	*	Playboy Enterprises, Inc (Class B)	1,410
300	*	Presstek, Inc	3,894
1,202	*	Primedia, Inc	4,916
281	*	R.H. Donnelley Corp	17,776
2,310		R.R. Donnelley & Sons Co	85,632
973		Reader’s Digest Association, Inc (Class A)	15,539
100		Schawk, Inc	1,999
300	*	Scholastic Corp	11,088
235		Standard Register Co	3,513
200		Thomas Nelson, Inc	3,752
2,517		Tribune Co	85,301
554	*	Valassis Communications, Inc	21,595
57		Washington Post Co (Class B)	45,743

		TOTAL PRINTING AND PUBLISHING	1,174,035

RAILROAD TRANSPORTATION - 0.52%
4,082		Burlington Northern Santa Fe Corp	244,104
2,333		CSX Corp	108,438
342		Florida East Coast Industries	15,489
246	*	Genesee & Wyoming, Inc (Class A)	7,798
850	*	Kansas City Southern Industries, Inc	19,814
4,306		Norfolk Southern Corp	174,651
2,871		Union Pacific Corp	205,851

		TOTAL RAILROAD TRANSPORTATION	776,145

REAL ESTATE - 0.10%
367	*	Alderwoods Group, Inc	6,011
82	*	California Coastal Communities, Inc	2,888
529	*	CB Richard Ellis Group, Inc	26,027
59		Consolidated-Tomoka Land Co	4,012
660		Forest City Enterprises, Inc (Class A)	25,146
359		Jones Lang LaSalle, Inc	16,536
803		St. Joe Co	50,147
1,142		Stewart Enterprises, Inc (Class A)	7,571
325	*	Trammell Crow Co	8,021

		TOTAL REAL ESTATE	146,359

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.10%
101	*	Applied Films Corp	2,121
600		Cooper Tire & Rubber Co	9,162
100	*	Deckers Outdoor Corp	2,406
1,761	*	Goodyear Tire & Rubber Co	27,454
462	*	Jarden Corp	18,974
353		Schulman (A.), Inc	6,336
891	*	Sealed Air Corp	42,287
400	*	Skechers U.S.A., Inc (Class A)	6,548
267		Spartech Corp	5,217
122	*	Trex Co, Inc	2,928
500		Tupperware Corp	11,390
331		West Pharmaceutical Services, Inc	9,821

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	144,644

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
SECURITY AND COMMODITY BROKERS - 2.32%
850		A.G. Edwards. Inc	37,239
2,646	*	Ameritrade Holding Corp	56,836
310	*	Archipelago Holdings, Inc	12,354
1,285		Bear Stearns Cos, Inc	141,029
73		BKF Capital Group, Inc	2,258
216		BlackRock, Inc	19,142
200		Calamos Asset Management, Inc (Class A)	4,936
11,423		Charles Schwab Corp	164,834
362		Chicago Mercantile Exchange Holdings, Inc	122,103
3,766	*	E*Trade Financial Corp	66,282
1,588		Eaton Vance Corp	39,414
943		Federated Investors, Inc (Class B)	31,336
1,770		Franklin Resources, Inc	148,609
69		GAMCO Investors, Inc	3,164
100	*	GFI Group, Inc	4,117
4,455		Goldman Sachs Group, Inc	541,639
126		Greenhill & Co, Inc	5,253
1,578		Instinet Group, Inc	7,843
120	*	International Securities Exchange, Inc	2,808
452	*	Investment Technology Group, Inc	13,379
2,596		Janus Capital Group, Inc	37,512
498		Jefferies Group, Inc	21,688
1,234	*	Knight Capital Group, Inc	10,254
600	*	LaBranche & Co, Inc	5,214
1,119		Legg Mason, Inc	122,743
3,026		Lehman Brothers Holdings, Inc	352,468
239	*	MarketAxess Holdings, Inc	3,250
10,168		Merrill Lynch & Co, Inc	623,807
11,787		Morgan Stanley	635,791
91	*	Morningstar, Inc	2,912
468	*	Nasdaq Stock Market, Inc	11,864
557		Nuveen Investments, Inc	21,940
300		optionsXpress Holdings, Inc	5,712
190	*	Piper Jaffray Cos	5,673
600		Raymond James Financial, Inc	19,272
200	*	Refco, Inc	5,654
680		SEI Investments Co	25,554
121		SWS Group, Inc	1,984
1,377		T Rowe Price Group, Inc	89,918
877		Waddell & Reed Financial, Inc (Class A)	16,979

		TOTAL SECURITY AND COMMODITY BROKERS	3,444,764

SOCIAL SERVICES - 0.01%
250	*	Bright Horizons Family Solutions, Inc	9,600
97	*	Providence Service Corp	2,967
619	*	Res-Care, Inc	9,526

		TOTAL SOCIAL SERVICES	22,093

SPECIAL TRADE CONTRACTORS - 0.04%
313	*	AsiaInfo Holdings, Inc	1,518
266		Chemed Corp	11,528
409	*	Comfort Systems USA, Inc	3,603
596	*	Dycom Industries, Inc	12,051
136	*	EMCOR Group, Inc	8,065
200	*	Insituform Technologies, Inc (Class A)	3,458
1,376	*	Quanta Services, Inc	17,558

		TOTAL SPECIAL TRADE CONTRACTORS	57,781

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.11%
311		Apogee Enterprises, Inc	5,318
280	*	Cabot Microelectronics Corp	8,226
202		CARBO Ceramics, Inc	13,330
194		Eagle Materials, Inc	23,546
1,800		Gentex Corp	31,320
361		Lafarge North America, Inc	24,407
141		Libbey, Inc	2,143
1,609	*	Owens-Illinois, Inc	33,178
385	b*	USG Corp	26,457

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	167,925

TEXTILE MILL PRODUCTS - 0.01%
200	*	Dixie Group, Inc	3,188
200		Oxford Industries, Inc	9,024

		TOTAL TEXTILE MILL PRODUCTS	12,212

TOBACCO PRODUCTS - 1.24%
22,299		Altria Group, Inc	1,643,659
819		Loews Corp (Carolina Group)	32,457
1,004		Reynolds American, Inc	83,352
341		Universal Corp (Virginia)	13,241
1,753		UST, Inc	73,381
254		Vector Group Ltd	5,082

		TOTAL TOBACCO PRODUCTS	1,851,172

TRANSPORTATION BY AIR - 0.37%
608	*	ABX Air, Inc	4,986
995	*	Airtran Holdings, Inc	12,597
248	*	Alaska Air Group, Inc	7,207
1,700	*	AMR Corp	19,006
620	*	Continental Airlines, Inc (Class B)	5,989
1,700	b*	Delta Air Lines, Inc	1,275
445	*	EGL, Inc	12,082
622	*	ExpressJet Holdings, Inc	5,579
3,293		FedEx Corp	286,919
550	*	Frontier Airlines, Inc	5,379
1,027	*	JetBlue Airways Corp	18,075
200	*	Mesa Air Group, Inc	1,650
281	*	Offshore Logistics, Inc	10,397
400	*	Pinnacle Airlines Corp	2,600
300	*	Republic Airways Holdings, Inc	4,293
600		Skywest, Inc	16,092
8,294		Southwest Airlines Co	123,166
544	*	World Air Holdings, Inc	5,766

		TOTAL TRANSPORTATION BY AIR	543,058

TRANSPORTATION EQUIPMENT - 2.25%
153		A.O. Smith Corp	4,361
335	*	AAR Corp	5,755
300	*	Accuride Corp	4,143
148	*	Aftermarket Technology Corp	2,722
449		American Axle & Manufacturing Holdings, Inc	10,363
200		Arctic Cat, Inc	4,108
365	*	Armor Holdings, Inc	15,699
738		ArvinMeritor, Inc	12,339
1,039		Autoliv, Inc	45,196
8,939		Boeing Co	607,405

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
975		Brunswick Corp	36,787
540		Clarcor, Inc	15,509
200		Coachmen Industries, Inc	2,298
1,700		Dana Corp	15,997
5,341		Delphi Corp	14,741
400		Federal Signal Corp	6,836
570	*	Fleetwood Enterprises, Inc	7,011
18,888		Ford Motor Co	186,236
100		Freightcar America, Inc	4,078
575	*	GenCorp, Inc	10,724
2,103		General Dynamics Corp	251,414
4,900		General Motors Corp	149,989
1,860		Genuine Parts Co	79,794
1,292		Goodrich Corp	57,287
200		Greenbrier Cos, Inc	6,648
300	*	Group 1 Automotive, Inc	8,280
3,111		Harley-Davidson, Inc	150,697
468		Harsco Corp	30,687
801	*	Hayes Lemmerz International, Inc	3,588
225		Heico Corp	5,220
975		ITT Industries, Inc	110,760
540		JLG Industries, Inc	19,759
200		Kaman Corp (Class A)	4,090
3,907		Lockheed Martin Corp	238,483
200	v*	Mascotech (Escrow)	—
220		Monaco Coach Corp	3,243
654	*	Navistar International Corp	21,209
3,758		Northrop Grumman Corp	204,247
485	*	Orbital Sciences Corp	6,062
768		Oshkosh Truck Corp	33,147
1,896		Paccar, Inc	128,719
1,683	*	Pactiv Corp	29,486
457		Polaris Industries, Inc	22,644
296	*	R&B, Inc	3,034
89	*	Sequa Corp (Class A)	5,251
100		Standard Motor Products, Inc	811
200		Superior Industries International, Inc	4,304
547	*	Tenneco Automotive, Inc	9,578
1,251		Textron, Inc	89,722
400		Thor Industries, Inc	13,600
436		Trinity Industries, Inc	17,654
229	*	Triumph Group, Inc	8,512
456	*	TRW Automotive Holdings Corp	13,379
11,024		United Technologies Corp	571,484
270		Wabash National Corp	5,308
492		Westinghouse Air Brake Technologies Corp	13,422
353		Winnebago Industries, Inc	10,226

		TOTAL TRANSPORTATION EQUIPMENT	3,344,046

TRANSPORTATION SERVICES - 0.17%
104		Ambassadors Group, Inc	2,319
891		C.H. Robinson Worldwide, Inc	57,131
2,205	*	Expedia, Inc	43,681
1,192		Expeditors International Washington, Inc	67,682
438		GATX Corp	17,323
400	*	HUB Group, Inc	14,684
400		Pacer International, Inc	10,544
261	*	Pegasus Solutions, Inc	2,344
262	*	RailAmerica, Inc	3,118
1,430		Sabre Holdings Corp	29,000

		TOTAL TRANSPORTATION SERVICES	247,826

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
TRUCKING AND WAREHOUSING - 0.43%
300		Arkansas Best Corp	10,461
612		CNF, Inc	32,130
100	*	Covenant Transport, Inc (Class A)	1,210
289		Forward Air Corp	10,647
300	*	Frozen Food Express Industries	3,147
378		Heartland Express, Inc	7,688
1,272		J.B. Hunt Transport Services, Inc	24,181
760		Landstar System, Inc	30,423
175	*	Old Dominion Freight Line	5,861
60	*	P.A.M. Transportation Services, Inc	970
133	*	SCS Transportation, Inc	2,089
215	*	SIRVA, Inc	1,604
654	*	Swift Transportation Co, Inc	11,576
200	*	U.S. Xpress Enterprises, Inc (Class A)	2,332
6,583		United Parcel Service, Inc (Class B)	455,083
200	*	USA Truck, Inc	5,060
457		Werner Enterprises, Inc	7,901
611	*	Yellow Roadway Corp	25,308

		TOTAL TRUCKING AND WAREHOUSING	637,671

WATER TRANSPORTATION - 0.05%
464		Alexander & Baldwin, Inc	24,703
200	*	Gulfmark Offshore, Inc	6,454
153	*	Hornbeck Offshore Services, Inc	5,604
256	*	Kirby Corp	12,654
92		Maritrans, Inc	2,944
600	*	Odyssey Marine Exploration, Inc	2,214
300		Overseas Shipholding Group, Inc	17,499

		TOTAL WATER TRANSPORTATION	72,072

WHOLESALE TRADE-DURABLE GOODS - 0.48%
100	*	1-800 Contacts, Inc	1,875
1,016		Adesa, Inc	22,454
200		Agilysys, Inc	3,368
300		Applied Industrial Technologies, Inc	10,764
1,174	*	Arrow Electronics, Inc	36,817
356	*	Aviall, Inc	12,026
1,639	*	Avnet, Inc	40,074
400		Barnes Group, Inc	14,344
173	*	Beacon Roofing Supply, Inc	5,652
300		BlueLinx Holdings, Inc	4,032
592		BorgWarner, Inc	33,424
148		Building Material Holding Corp	13,792
1,300	*	Cytyc Corp	34,905
400	*	Digi International, Inc	4,292
130	*	Drew Industries, Inc	3,355
280	*	Genesis Microchip, Inc	6,146
702		Hughes Supply, Inc	22,885
300	*	Huttig Building Products, Inc	2,715
1,300		IKON Office Solutions, Inc	12,974
249	*	Imagistics International, Inc	10,421
1,362	*	Ingram Micro, Inc (Class A)	25,251
468	*	Insight Enterprises, Inc	8,705
133	*	Interline Brands, Inc	2,794
94	*	Keystone Automotive Industries, Inc	2,708
400		Knight Transportation, Inc	9,744
45		Lawson Products, Inc	1,652

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
155	*	LKQ Corp	4,681
483		Martin Marietta Materials, Inc	37,896
400	*	Merge Technologies, Inc	6,836
222	*	Navarre Corp	1,285
1,073		Omnicare, Inc	60,335
419		Owens & Minor, Inc	12,298
1,452	*	Patterson Cos, Inc	58,124
614		PEP Boys-Manny Moe & Jack	8,498
600	*	PSS World Medical, Inc	8,004
300		Reliance Steel & Aluminum Co	15,879
500		Ryerson Tull, Inc	10,650
567		SCP Pool Corp	19,805
32	*	Strattec Security Corp	1,659
1,936	*	Sycamore Networks, Inc	7,299
200	*	TBC Corp	6,898
616	*	Tech Data Corp	22,613
296	*	Tyler Technologies, Inc	2,451
1,603	*	Visteon Corp	15,677
840		W.W. Grainger, Inc	52,853
340	*	WESCO International, Inc	11,516
95	*	West Marine, Inc	1,404

		TOTAL WHOLESALE TRADE-DURABLE GOODS	713,830

WHOLESALE TRADE-NONDURABLE GOODS - 0.99%
600		Airgas, Inc	17,778
359	*	Allscripts Healthcare Solutions, Inc	6,469
1,114		AmerisourceBergen Corp	86,112
395	*	BioScrip, Inc	2,568
693		Brown-Forman Corp (Class B)	41,261
4,628		Cardinal Health, Inc	293,600
110	*	Central European Distribution Corp	4,685
1,619	*	Dean Foods Co	62,914
499	*	Endo Pharmaceuticals Holdings, Inc	13,308
217	*	Hain Celestial Group, Inc	4,210
251		Handleman Co	3,170
936	*	Henry Schein, Inc	39,892
100		Kenneth Cole Productions, Inc (Class A)	2,729
400		K-Swiss, Inc (Class A)	11,828
3,257		McKesson Corp	154,545
511	*	Men’s Wearhouse, Inc	13,644
214	*	Metals USA, Inc	4,378
166		Myers Industries, Inc	1,932
80		Nash Finch Co	3,375
2,047		Nike, Inc (Class B)	167,199
559		Nu Skin Enterprises, Inc (Class A)	10,649
113	*	Nuco2, Inc	2,910
493	*	Performance Food Group Co	15,559
200	*	Perry Ellis International, Inc	4,348
363	*	Priority Healthcare Corp (Class B)	10,113
200	*	Provide Commerce, Inc	4,854
524		Reebok International, Ltd	29,643
4,746		Safeway, Inc	121,498
371	*	School Specialty, Inc	18,097
100	*	Smart & Final, Inc	1,294
348	*	Source Interlink Cos, Inc	3,849
217	*	Spartan Stores, Inc	2,235
400		Stride Rite Corp	5,128
1,497		Supervalu, Inc	46,587
6,795		Sysco Corp	213,159
70		The Andersons, Inc	2,050

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
347	*	Tractor Supply Co	$15,840
433	*	United Natural Foods, Inc	15,311
360	*	United Stationers, Inc	17,230

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,475,951

		TOTAL COMMON STOCKS (Cost $143,427,082)	148,589,846

		TOTAL PORTFOLIO - 99.88% (Cost $143,427,082)	148,589,846
		OTHER ASSETS & LIABILITIES, NET - 0.12%	181,582

		NET ASSETS - 100.00%	$148,771,428

*	Non-income producing

b	In bankruptcy

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.81%
APPAREL AND ACCESSORY STORES - 0.60%
400		American Eagle Outfitters, Inc	$9,412
100	*	Charming Shoppes, Inc	1,067
400	*	Chico’s FAS, Inc	14,720
400		Foot Locker, Inc	8,776
2,191		Gap, Inc	38,189
1,000	*	Kohl’s Corp	50,180
1,200		Limited Brands, Inc	24,516
800		Nordstrom, Inc	27,456
400		Ross Stores, Inc	9,480

		TOTAL APPAREL AND ACCESSORY STORES	183,796

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
470	*	Innovo Group, Inc	926
300		Liz Claiborne, Inc	11,796
200		Phillips-Van Heusen Corp	6,204
100		Russell Corp	1,404

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	20,330

AUTO REPAIR, SERVICES AND PARKING - 0.02%
67		Bandag, Inc	2,872
68		Ryder System, Inc	2,327

		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,199

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
200	*	Autozone, Inc	16,650
228	*	Carmax, Inc	7,130

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	23,780

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.39%
7,028		Home Depot, Inc	268,048
2,400		Lowe’s Cos, Inc	154,560

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	422,608

BUSINESS SERVICES - 6.45%
1,900	*	3Com Corp	7,752
1,102		Adobe Systems, Inc	32,895
257	*	Akamai Technologies, Inc	4,099
114	*	aQuantive, Inc	2,295
173	*	Arbinet-thexchange, Inc	1,246
337	*	Ariba, Inc	1,921
372	*	Audible, Inc	4,572
459	*	Autobytel, Inc	2,300
400		Autodesk, Inc	18,576
3,083		Automatic Data Processing, Inc	132,692
341	*	Bankrate, Inc	9,354
733	*	BEA Systems, Inc	6,582
271	*	BISYS Group, Inc	3,640

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
100	*	Blue Coat Systems, Inc	4,348
379	*	BMC Software, Inc	7,997
550	*	Cadence Design Systems, Inc	8,888
500	*	Ceridian Corp	10,375
100	*	Checkfree Corp	3,782
190	*	Ciber, Inc	1,412
190	*	Citrix Systems, Inc	4,777
377	*	Click Commerce, Inc	6,910
2,141	*	CMGI, Inc	3,575
274	*	CNET Networks, Inc	3,718
1,121	*	Cogent Communications Group, Inc	5,470
420	*	Cognizant Technology Solutions Corp	19,568
593	*	Compuware Corp	5,634
700	*	Convergys Corp	10,059
100	*	CSG Systems International, Inc	2,171
400	*	DST Systems, Inc	21,932
2,664	*	eBay, Inc	109,757
600	*	Electronic Arts, Inc	34,134
2,351		Electronic Data Systems Corp	52,756
100	*	Equinix, Inc	4,165
151	*	F5 Networks, Inc	6,564
700	*	Fiserv, Inc	32,109
46	*	Getty Images, Inc	3,958
396	*	Google, Inc (Class A)	125,318
850		IMS Health, Inc	21,395
1,050	*	Innovative Solutions & Support, Inc	16,307
424	*	Intuit, Inc	18,999
246	*	Iron Mountain, Inc	9,028
739	*	iVillage, Inc	5,365
200		Jack Henry & Associates, Inc	3,880
1,295	*	Juniper Networks, Inc	30,808
136	*	Jupitermedia Corp	2,409
100	*	Keynote Systems, Inc	1,298
300	*	Lamar Advertising Co	13,608
242	*	Lionbridge Technologies	1,634
100		Manpower, Inc	4,439
288	*	Matrixone, Inc	1,515
26,350		Microsoft Corp	677,986
544	*	Monster Worldwide, Inc	16,706
900	*	Novell, Inc	6,705
800		Omnicom Group, Inc	66,904
11,000	*	Oracle Corp	136,290
371	*	Packeteer, Inc	4,656
300	*	Perot Systems Corp (Class A)	4,245
200	*	Pixar	8,902
300	*	Red Hat, Inc	6,357
600		Robert Half International, Inc	21,354
500	*	Sapient Corp	3,125
1,000		Siebel Systems, Inc	10,330
520	*	Spherion Corp	3,952
8,700	*	Sun Microsystems, Inc	34,104
2,619	*	Symantec Corp	59,347
170	*	Synopsys, Inc	3,213
700		Total System Services, Inc	16,317
165	*	Travelzoo, Inc	3,661
600	*	Unisys Corp	3,984
249		United Online, Inc	3,449

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
200	*	Universal Compression Holdings, Inc	7,954
273	*	Vasco Data Security International	2,476
700	*	VeriSign, Inc	14,959

		TOTAL BUSINESS SERVICES	1,964,962

CHEMICALS AND ALLIED PRODUCTS - 8.35%
2,802	*	Aastrom Biosciences, Inc	6,585
200	*	Abgenix, Inc	2,536
100	*	Adolor Corp	1,068
1,500		Air Products & Chemicals, Inc	82,710
100	*	Alexion Pharmaceuticals, Inc	2,768
100	*	Alkermes, Inc	1,680
100	*	American Pharmaceutical Partners, Inc	4,566
4,211	*	Amgen, Inc	335,490
100	*	Atherogenics, Inc	1,603
359	*	AVANIR Pharmaceuticals	1,109
1,000		Avery Dennison Corp	52,390
1,000		Avon Products, Inc	27,000
525	*	Barr Pharmaceuticals, Inc	28,833
600	*	Bentley Pharmaceuticals, Inc	7,170
200	*	Bioenvision, Inc	1,606
874	*	Biogen Idec, Inc	34,506
400	*	BioMarin Pharmaceuticals, Inc	3,492
325		Cabot Corp	10,728
300	*	Cell Therapeutics, Inc	858
100	*	Cephalon, Inc	4,642
200	*	Chattem, Inc	7,100
639		Clorox Co	35,490
1,703		Colgate-Palmolive Co	89,901
200	*	Cubist Pharmaceuticals, Inc	4,308
504	*	Dendreon Corp	3,382
474		Diagnostic Products Corp	24,994
93	*	Digene Corp	2,651
518	*	Dov Pharmaceutical, Inc	8,796
3,076	*	Durect Corp	21,071
200	*	Dusa Pharmaceuticals, Inc	2,120
1,600		Ecolab, Inc	51,088
300	*	Encysive Pharmaceuticals, Inc	3,534
900		Engelhard Corp	25,119
200	*	EPIX Pharmaceuticals, Inc	1,540
532	*	First Horizon Pharmaceutical Corp	10,571
1,400	*	Forest Laboratories, Inc	54,558
808	*	Genzyme Corp	57,885
300	*	Geron Corp	3,081
1,594	*	Gilead Sciences, Inc	77,723
3,814		Gillette Co	221,975
268		H.B. Fuller Co	8,329
200	*	Hi-Tech Pharmacal Co, Inc	6,016
500	*	Human Genome Sciences, Inc	6,795
500	*	Immunogen, Inc	3,670
261	*	Inverness Medical Innovations, Inc	6,924
100	*	Invitrogen Corp	7,523
1,196	*	King Pharmaceuticals, Inc	18,394
100	*	Kos Pharmaceuticals, Inc	6,693
300	*	KV Pharmaceutical Co (Class A)	5,331
200		Mannatech, Inc	2,370
300	*	Martek Biosciences Corp	10,539

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
200	*	Medarex, Inc	1,904
600		Medicis Pharmaceutical Corp (Class A)	19,536
668	*	Medimmune, Inc	22,478
8,694		Merck & Co, Inc	236,564
200	*	MGI Pharma, Inc	4,662
800	*	Millennium Pharmaceuticals, Inc	7,464
1,501		Mylan Laboratories, Inc	28,909
400	*	Nabi Biopharmaceuticals	5,240
118	*	Nastech Pharmaceutical Co, Inc	1,669
499		Natures Sunshine Products, Inc	11,597
442	*	Noven Pharmaceuticals, Inc	6,188
100	*	NPS Pharmaceuticals, Inc	1,011
100	*	Nuvelo, Inc	960
200	*	OraSure Technologies, Inc	1,886
100	*	OSI Pharmaceuticals, Inc	2,924
1,100	*	Pain Therapeutics, Inc	6,919
200	*	Par Pharmaceutical Cos, Inc	5,324
400	*	Penwest Pharmaceuticals Co	7,012
1,206		Perrigo Co	17,258
200	*	Pharmion Corp	4,362
200	*	Pozen, Inc	2,198
1,650		Praxair, Inc	79,085
8,238		Procter & Gamble Co	489,831
227	*	Progenics Pharmaceuticals, Inc	5,382
200	*	Protein Design Labs, Inc	5,600
330	*	Renovis, Inc	4,465
1,335		Rohm & Haas Co	54,909
450	*	Salix Pharmaceuticals Ltd	9,563
200	*	Sepracor, Inc	11,798
500		Sigma-Aldrich Corp	32,030
1,817	*	StemCells, Inc	10,030
500	*	SuperGen, Inc	3,150
200	*	Tanox, Inc	2,930
58	*	United Therapeutics Corp	4,048
200	*	Vertex Pharmaceuticals, Inc	4,470
600	*	Watson Pharmaceuticals, Inc	21,966
529	*	Zymogenetics, Inc	8,729

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,544,862

COMMUNICATIONS - 5.20%
1,051		Alltel Corp	68,431
2,391		AT&T Corp	47,342
1,200	*	Avaya, Inc	12,360
6,600		BellSouth Corp	173,580
100		Citizens Communications Co	1,355
5,829	*	Comcast Corp (Class A)	171,256
2,200	*	Comcast Corp (Special Class A)	63,316
1,244	*	IAC/InterActiveCorp	31,535
1,320	*	Liberty Global, Inc	35,746
17,896	*	Liberty Media Corp (Class A)	144,063
200	*	Novatel Wireless, Inc	2,894
100	*	NTL, Inc	6,680
12,448		SBC Communications, Inc	298,379
7,684		Sprint Nextel Corp	182,726
279	*	TiVo, Inc	1,532
400	*	Univision Communications, Inc (Class A)	10,612
9,676		Verizon Communications, Inc	316,308
400	*	XM Satellite Radio Holdings, Inc	14,364

		TOTAL COMMUNICATIONS	1,582,479

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
DEPOSITORY INSTITUTIONS - 9.11%
1,300		AmSouth Bancorp	32,838
3,100		BB&T Corp	121,055
800		Comerica, Inc	47,120
2,800		Fifth Third Bancorp	102,844
200		Fremont General Corp	4,366
1,200		Golden West Financial Corp	71,268
13,700		JPMorgan Chase & Co	464,841
2,600		Keycorp	83,850
100		M&T Bank Corp	10,571
400		Marshall & Ilsley Corp	17,404
1,500		Mellon Financial Corp	47,955
3,654		National City Corp	122,190
577		New York Community Bancorp, Inc	9,463
1,659		North Fork Bancorporation, Inc	42,305
500		Northern Trust Corp	25,275
1,549		PNC Financial Services Group, Inc	89,873
2,564		Regions Financial Corp	79,792
600		Sovereign Bancorp, Inc	13,224
1,300		State Street Corp	63,596
1,600		SunTrust Banks, Inc	111,120
500		Synovus Financial Corp	13,860
100		UnionBanCal Corp	6,972
9,700		US Bancorp	272,376
7,000		Wachovia Corp	333,130
5,300		Washington Mutual, Inc	207,866
6,500		Wells Fargo & Co	380,705

		TOTAL DEPOSITORY INSTITUTIONS	2,775,859

EATING AND DRINKING PLACES - 0.87%
100		CKE Restaurants, Inc	1,318
493		Darden Restaurants, Inc	14,972
6,966		McDonald’s Corp	233,291
41		Outback Steakhouse, Inc	1,501
300	*	Wendy’s International, Inc	13,545

		TOTAL EATING AND DRINKING PLACES	264,627

EDUCATIONAL SERVICES - 0.01%
100	*	Career Education Corp	3,556

		TOTAL EDUCATIONAL SERVICES	3,556

ELECTRIC, GAS, AND SANITARY SERVICES - 5.41%
2,950	*	AES Corp	48,469
696		AGL Resources, Inc	25,829
1,233		Allete, Inc	56,484
3,459	*	Aquila, Inc	13,698
400		Atmos Energy Corp	11,300
1,728		Avista Corp	33,523
900		Black Hills Corp	39,033
400	*	Casella Waste Systems, Inc (Class A)	5,252
1,447		Cleco Corp	34,120
3,007		DPL, Inc	83,595
2,300		Empire District Electric Co	52,601
2,200		Hawaiian Electric Industries, Inc	61,336

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
1,800		Idacorp, Inc	54,234
1,845		KeySpan Corp	67,859
1,615		Kinder Morgan, Inc	155,298
500		MGE Energy, Inc	18,255
2,400		National Fuel Gas Co	82,080
1,092		Nicor, Inc	45,897
4,186		NiSource, Inc	101,511
4,600		OGE Energy Corp	129,260
733		Otter Tail Corp	22,679
779		Peoples Energy Corp	30,677
3,900		Pepco Holdings, Inc	90,753
3,759		Puget Energy, Inc	88,261
926		Questar Corp	81,599
200		Resource America, Inc (Class A)	3,546
2,000	*	Sierra Pacific Resources	29,700
400		UGI Corp	11,260
1,155		Unisource Energy Corp	38,392
150	*	Waste Connections, Inc	5,262
600		Western Gas Resources, Inc	30,738
287		WGL Holdings, Inc	9,221
3,378		Williams Cos, Inc	84,619

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,646,341

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.76%
257	*	ADC Telecommunications, Inc	5,875
1,162	*	Advanced Micro Devices, Inc	29,282
292	*	Agere Systems, Inc	3,040
1,000	*	Altera Corp	19,110
700		American Power Conversion Corp	18,130
512		Ametek, Inc	22,001
800		Analog Devices, Inc	29,712
555	*	Andrew Corp	6,188
500	*	Artesyn Technologies, Inc	4,650
161		Baldor Electric Co	4,081
600	*	Broadcom Corp (Class A)	28,146
136	*	Broadwing Corp	679
240	*	C-COR, Inc	1,620
1,400	*	Ciena Corp	3,696
17,800	*	Cisco Systems, Inc	319,154
300	*	Comverse Technology, Inc	7,881
100	*	Ditech Communications Corp	674
427	*	Emcore Corp	2,613
3,178		Emerson Electric Co	228,180
23	*	EndWave Corp	297
1,100	*	Finisar Corp	1,507
500	*	Freescale Semiconductor, Inc (Class B)	11,790
100		Harman International Industries, Inc	10,227
300	*	Harmonic, Inc	1,746
18,347		Intel Corp	452,254
100	*	Interdigital Communications Corp	1,964
100		Intersil Corp (Class A)	2,178
142	*	Kemet Corp	1,190
77		Lincoln Electric Holdings, Inc	3,034
1,277	*	LSI Logic Corp	12,578
11,900	*	Lucent Technologies, Inc	38,675
700		Maxim Integrated Products, Inc	29,855
155	*	McData Corp (Class A)	812

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
200		Microchip Technology, Inc	6,024
1,432	*	Micron Technology, Inc	19,046
400		Molex, Inc	10,672
7,400		Motorola, Inc	163,466
1,600	*	MRV Communications, Inc	3,408
1,200		National Semiconductor Corp	31,560
1,000	*	Network Appliance, Inc	23,740
236	*	Novellus Systems, Inc	5,919
100	*	Openwave Systems, Inc	1,798
1,800	*	Optical Communication Products, Inc	3,384
200	*	Power-One, Inc	1,108
4,600		Qualcomm, Inc	205,850
504	*	Quantum Fuel Systems Technologies Worldwide, Inc	2,066
252		Scientific-Atlanta, Inc	9,453
3,571	*	Sirius Satellite Radio, Inc	23,390
200		Teleflex, Inc	14,100
1,300	*	Tellabs, Inc	13,676
900	*	Terayon Communication Systems, Inc	3,510
4,974		Texas Instruments, Inc	168,619
538	*	Thomas & Betts Corp	18,513
110	*	Utstarcom, Inc	899
541	*	Vitesse Semiconductor Corp	1,017
800		Xilinx, Inc	22,280
625	*	Zhone Technologies, Inc	1,631

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,057,948

ENGINEERING AND MANAGEMENT SERVICES - 0.53%
200	*	Amylin Pharmaceuticals, Inc	6,958
200	*	Antigenics, Inc	1,084
200	*	Applera Corp (Celera Genomics Group)	2,426
200	*	Ariad Pharmaceuticals, Inc	1,486
744	*	BearingPoint, Inc	5,647
300	*	CuraGen Corp	1,485
100	*	CV Therapeutics, Inc	2,675
400	*	deCODE genetics, Inc	3,356
87	*	Digitas, Inc	988
200	*	ICOS Corp	5,524
767	*	Incyte Corp	3,605
435	*	Isis Pharmaceuticals, Inc	2,197
100	*	Lexicon Genetics, Inc	398
200	*	Luminex Corp	2,008
1,234		Moody’s Corp	63,033
1,352		Paychex, Inc	50,132
211	*	Regeneron Pharmaceuticals, Inc	2,002
500	*	Seattle Genetics, Inc	2,625
100	*	Symyx Technologies, Inc	2,612

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	160,241

FABRICATED METAL PRODUCTS - 0.64%
360		Commercial Metals Co	12,146
279		Dynamic Materials Corp	12,248
600	*	Global Power Equipment Group, Inc	4,278
100		Gulf Island Fabrication, Inc	2,875
1,901		Illinois Tool Works, Inc	156,509
100	*	Jacuzzi Brands, Inc	806
147		Snap-On, Inc	5,310

		TOTAL FABRICATED METAL PRODUCTS	194,172

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
FOOD AND KINDRED PRODUCTS - 3.40%
1,003		Campbell Soup Co	29,839
8,000		Coca-Cola Co	345,520
462		Coca-Cola Enterprises, Inc	9,009
1,300		General Mills, Inc	62,660
1,508		H.J. Heinz Co	55,102
1,164		Hershey Co	65,545
1,064		Kellogg Co	49,082
300		Pepsi Bottling Group, Inc	8,565
6,121		PepsiCo, Inc	347,122
900		Wrigley (Wm.) Jr Co	64,692

		TOTAL FOOD AND KINDRED PRODUCTS	1,037,136

FOOD STORES - 0.59%
1,673		Albertson’s, Inc	42,912
2,500	*	Kroger Co	51,475
400	*	Pathmark Stores, Inc	4,508
1,317	*	Starbucks Corp	65,982
100		Whole Foods Market, Inc	13,445

		TOTAL FOOD STORES	178,322

FURNITURE AND FIXTURES - 0.74%
2,800	*	BE Aerospace, Inc	46,396
200		Hillenbrand Industries, Inc	9,410
1,200		Johnson Controls, Inc	74,460
400		Leggett & Platt, Inc	8,080
2,240		Masco Corp	68,723
867		Newell Rubbermaid, Inc	19,638

		TOTAL FURNITURE AND FIXTURES	226,707

FURNITURE AND HOMEFURNISHINGS STORES - 0.32%
865	*	Bed Bath & Beyond, Inc	34,756
1,050		Best Buy Co, Inc	45,707
500		Circuit City Stores, Inc	8,580
200		RadioShack Corp	4,960
100	*	Williams-Sonoma, Inc	3,835

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	97,838

GENERAL BUILDING CONTRACTORS - 0.57%
300		Centex Corp	19,374
1,241		DR Horton, Inc	44,949
200		KB Home	14,640
400		Lennar Corp (Class A)	23,904
20		Lennar Corp (Class B)	1,108
1,400		Pulte Homes, Inc	60,088
200	*	Toll Brothers, Inc	8,934

		TOTAL GENERAL BUILDING CONTRACTORS	172,997

GENERAL MERCHANDISE STORES - 1.18%
100	*	Big Lots, Inc	1,099
1,900		Costco Wholesale Corp	81,871
853		Dollar General Corp	15,644
200		Family Dollar Stores, Inc	3,974
900		JC Penney Co, Inc	42,678
100		Neiman Marcus Group, Inc (Class A)	9,995
500	*	Saks, Inc	9,250
3,100		Target Corp	160,983
1,700		TJX Cos, Inc	34,816

		TOTAL GENERAL MERCHANDISE STORES	360,310

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
HEALTH SERVICES - 0.91%
100	*	Apria Healthcare Group, Inc	3,191
1,087	*	Caremark Rx, Inc	54,274
100	*	Covance, Inc	4,799
150	*	Coventry Health Care, Inc	12,903
247	*	DaVita, Inc	11,379
100	*	Edwards Lifesciences Corp	4,441
600	*	Express Scripts, Inc	37,320
100	*	Gentiva Health Services, Inc	1,812
1,100		Health Management Associates, Inc (Class A)	25,817
100		Hooper Holmes, Inc	393
300	*	Lincare Holdings, Inc	12,315
400		Manor Care, Inc	15,364
1,165	*	Medco Health Solutions, Inc	63,877
300	*	Nektar Therapeutics	5,085
100	*	OCA, Inc	150
80	*	Specialty Laboratories, Inc	1,058
400	*	Triad Hospitals, Inc	18,108
100		Universal Health Services, Inc (Class B)	4,763

		TOTAL HEALTH SERVICES	277,049

HOLDING AND OTHER INVESTMENT OFFICES - 2.37%
1,440		Allied Capital Corp	41,227
300		AMB Property Corp	13,470
800		Anworth Mortgage Asset Corp	6,616
917		Archstone-Smith Trust	36,561
100		AvalonBay Communities, Inc	8,570
300		Boston Properties, Inc	21,270
500		Crescent Real Estate Equities Co	10,255
460		Duke Realty Corp	15,585
3,646		Equity Office Properties Trust	119,261
1,718		Equity Residential	65,026
400		Friedman Billings Ramsey Group, Inc	4,076
400		General Growth Properties, Inc	17,972
400		Harris & Harris Group, Inc	4,440
900		Host Marriott Corp	15,210
800		iStar Financial, Inc	32,344
1,200		Kimco Realty Corp	37,704
2,000		Luminent Mortgage Capital, Inc	15,100
800		New Plan Excel Realty Trust	18,360
1,000		Prologis	44,310
700		Public Storage, Inc	46,900
1,000		Simon Property Group, Inc	74,120
500		Vornado Realty Trust	43,310
789		Weingarten Realty Investors	29,864

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	721,551

HOTELS AND OTHER LODGING PLACES - 0.23%
500		Choice Hotels International, Inc	32,320
500	*	Gaylord Entertainment Co	23,825
401	*	Great Wolf Resorts, Inc	4,146
500	*	Lodgian, Inc	5,125
200		Marcus Corp	4,008

		TOTAL HOTELS AND OTHER LODGING PLACES	69,424

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 6.61%
4,166		3M Co	305,618
300	*	AGCO Corp	5,460
300		Alamo Group, Inc	5,946
600		American Standard Cos, Inc	27,930
1,942	*	Apple Computer, Inc	104,111
5,200		Applied Materials, Inc	88,192
200		Black & Decker Corp	16,418
500	*	Brocade Communications Systems, Inc	2,040
100		CDW Corp	5,892
100	*	Cirrus Logic, Inc	759
334		Cummins, Inc	29,389
1,600		Deere & Co	97,920
7,100	*	Dell, Inc	242,820
6,041	*	EMC Corp	78,171
138	*	Emulex Corp	2,789
241	*	Entegris, Inc	2,723
583		Graco, Inc	19,985
990	*	Grant Prideco, Inc	40,244
9,119		Hewlett-Packard Co	266,275
4,700		International Business Machines Corp	377,034
389	*	Jabil Circuit, Inc	12,028
74	*	Lam Research Corp	2,255
300	*	Lexmark International, Inc	18,315
292		Modine Manufacturing Co	10,711
483	*	National Oilwell Varco, Inc	31,781
400		Nordson Corp	15,212
220	*	Palm, Inc	6,233
200		Pentair, Inc	7,300
1,400		Pitney Bowes, Inc	58,436
300	*	SanDisk Corp	14,475
86	*	ScanSoft, Inc	458
508	*	Semitool, Inc	4,039
688		Smith International, Inc	22,917
3,788	*	Solectron Corp	14,811
200		SPX Corp	9,190
600		Stanley Works	28,008
500		Tennant Co	20,490
83	*	TurboChef Technologies, Inc	1,294
400	*	Varian Medical Systems, Inc	15,804
139	*	Western Digital Corp	1,797

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,015,270

INSTRUMENTS AND RELATED PRODUCTS - 5.87%
177	*	Advanced Medical Optics, Inc	6,717
100	*	Affymetrix, Inc	4,623
900	*	Allergan, Inc	82,458
1,300		Applera Corp (Applied Biosystems Group)	30,212
400		Bard (C.R.), Inc	26,412
283		Bausch & Lomb, Inc	22,832
2,600		Baxter International, Inc	103,662
200		Beckman Coulter, Inc	10,796
1,300		Becton Dickinson & Co	68,159
800		Biomet, Inc	27,768
100	*	Biosite, Inc	6,186

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
2,120	*	Boston Scientific Corp	49,544
200	*	Bruker BioSciences Corp	876
300		Dentsply International, Inc	16,206
100	*	FARO Technologies, Inc	1,949
256	*	Fisher Scientific International, Inc	15,885
940		Guidant Corp	64,757
100	*	Ista Pharmaceuticals, Inc	664
10,836		Johnson & Johnson	685,702
500		Kla-Tencor Corp	24,380
200	*	Lexar Media, Inc	1,280
4,866		Medtronic, Inc	260,915
71	*	MKS Instruments, Inc	1,223
200		Movado Group, Inc	3,744
500	*	Nanogen, Inc	1,605
100		Oakley, Inc	1,734
900		PerkinElmer, Inc	18,333
1,400	*	St. Jude Medical, Inc	65,520
1,400		Stryker Corp	69,202
700	*	Thermo Electron Corp	21,630
300	*	TriPath Imaging, Inc	2,118
300	*	Waters Corp	12,480
2,173	*	Xerox Corp	29,661
700	*	Zimmer Holdings, Inc	48,223

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,787,456

INSURANCE AGENTS, BROKERS AND SERVICE - 0.57%
100		Brown & Brown, Inc	4,969
1,000		Crawford & Co (Class B)	7,830
300		Gallagher (Arthur J.) & Co	8,643
1,149		Hartford Financial Services Group, Inc	88,668
2,100		Marsh & McLennan Cos, Inc	63,819

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	173,929

INSURANCE CARRIERS - 6.56%
882		Aetna, Inc	75,975
1,800		Aflac, Inc	81,540
86	*	Alleghany Corp	26,316
400		Ambac Financial Group, Inc	28,824
7,100		American International Group, Inc	439,916
1,200		Chubb Corp	107,460
500		Cigna Corp	58,930
1,361		Cincinnati Financial Corp	57,012
100		Erie Indemnity Co (Class A)	5,275
769		Fidelity National Financial, Inc	34,236
200	*	Health Net, Inc	9,464
600	*	Humana, Inc	28,728
600		Jefferson-Pilot Corp	30,702
1,000		Lincoln National Corp	52,020
500		MBIA, Inc	30,310
100		MGIC Investment Corp	6,420
200	*	Pacificare Health Systems, Inc	15,956
468		Phoenix Cos, Inc	5,710
100	*	PMA Capital Corp (Class A)	878
1,100		Principal Financial Group	52,107
800		Progressive Corp	83,816
2,550		Prudential Financial, Inc	172,278
800		Safeco Corp	42,704

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
2,916		St. Paul Travelers Cos, Inc	130,841
4,544		UnitedHealth Group, Inc	255,373
700		UnumProvident Corp	14,350
2,012	*	WellPoint, Inc	152,550

		TOTAL INSURANCE CARRIERS	1,999,691

LEATHER AND LEATHER PRODUCTS - 0.09%
904	*	Coach, Inc	28,349

		TOTAL LEATHER AND LEATHER PRODUCTS	28,349

LUMBER AND WOOD PRODUCTS - 0.02%
400	*	Champion Enterprises, Inc	5,912

		TOTAL LUMBER AND WOOD PRODUCTS	5,912

METAL MINING - 0.21%
334		Cleveland-Cliffs, Inc	29,095
1,300		Royal Gold, Inc	34,931

		TOTAL METAL MINING	64,026

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
200		Callaway Golf Co	3,018
271	*	K2, Inc	3,089
2,242		Mattel, Inc	37,397

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	43,504

MISCELLANEOUS RETAIL - 1.33%
886	*	Amazon.com, Inc	40,136
3,000		CVS Corp	87,030
200		Michaels Stores, Inc	6,612
700	*	Office Depot, Inc	20,790
200		Petsmart, Inc	4,356
16	*	Priceline.com, Inc	309
1,960		Staples, Inc	41,787
300		Tiffany & Co	11,931
3,500		Walgreen Co	152,075
1,280		World Fuel Services Corp	41,536

		TOTAL MISCELLANEOUS RETAIL	406,562

MOTION PICTURES - 1.62%
400		Carmike Cinemas, Inc	9,176
1,119	*	Discovery Holding Co (Class A)	16,158
200		Regal Entertainment Group (Class A)	4,008
15,264		Time Warner, Inc	276,431
7,767		Walt Disney Co	187,418

		TOTAL MOTION PICTURES	493,191

NONDEPOSITORY INSTITUTIONS - 3.72%
200		Advanta Corp (Class A)	5,212
599		American Capital Strategies Ltd	21,959
5,053		American Express Co	290,244
300	*	AmeriCredit Corp	7,161
1,000		Beverly Hills Bancorp, Inc	10,260
950		Capital One Financial Corp	75,544
1,023		CIT Group, Inc	46,219
2,000		Countrywide Financial Corp	65,960
3,400		Fannie Mae	152,388
100		First Marblehead Corp	2,540

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
3,200		Freddie Mac	180,672
5,571		MBNA Corp	137,269
300		MCG Capital Corp	5,061
1,723	*	Providian Financial Corp	30,463
1,900		SLM Corp	101,916

		TOTAL NONDEPOSITORY INSTITUTIONS	1,132,868

NONMETALLIC MINERALS, EXCEPT FUELS - 0.23%
900		AMCOL International Corp	17,163
700		Vulcan Materials Co	51,947

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	69,110

OIL AND GAS EXTRACTION - 5.28%
2,106		Anadarko Petroleum Corp	201,650
2,702		Apache Corp	203,244
118	*	Atlas America, Inc	5,764
600	*	Callon Petroleum Co	12,558
400	*	Cheniere Energy, Inc	16,544
1,191		Chesapeake Energy Corp	45,556
415	*	Cimarex Energy Co	18,812
174	*	Clayton Williams Energy, Inc	7,517
200	*	Comstock Resources, Inc	6,562
300	*	Delta Petroleum Corp	6,240
600	*	Denbury Resources, Inc	30,264
3,634		Devon Energy Corp	249,438
400	*	Edge Petroleum Corp	10,556
500	*	Energy Partners Ltd	15,610
800		ENSCO International, Inc	37,272
2,400		Equitable Resources, Inc	93,744
399	*	Forest Oil Corp	20,788
500	*	FX Energy, Inc	5,985
900	*	Global Industries Ltd	13,266
1,800	*	Grey Wolf, Inc	15,174
200	*	Harvest Natural Resources, Inc	2,146
404		Helmerich & Payne, Inc	24,398
118	*	Houston Exploration Co	7,936
500	*	KCS Energy, Inc	13,765
1,100	*	Meridian Resource Corp	4,587
600	*	Newfield Exploration Co	29,460
2,054		Noble Energy, Inc	96,333
929	*	PetroHawk Energy Corp	13,387
200	*	Petroleum Development Corp	7,668
1,009		Pioneer Natural Resources Co	55,414
529	*	Plains Exploration & Production Co	22,652
500		Pogo Producing Co	29,470
1,100	*	Pride International, Inc	31,361
400		Range Resources Corp	15,444
359		Rowan Cos, Inc	12,741
100	*	Stone Energy Corp	6,104
400	*	Swift Energy Co	18,300
500		Tidewater, Inc	24,335
104	*	Toreador Resources Corp	3,682
2,991	*	Transmontaigne, Inc	23,898
500	*	Veritas DGC, Inc	18,310
731		Vintage Petroleum, Inc	33,377
2,137		XTO Energy, Inc	96,849

		TOTAL OIL AND GAS EXTRACTION	1,608,161

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
PAPER AND ALLIED PRODUCTS - 0.74%
400		Bemis Co	9,880
2,000		Kimberly-Clark Corp	119,060
1,800		MeadWestvaco Corp	49,716
1,000		Sonoco Products Co	27,310
500		Temple-Inland, Inc	20,425

		TOTAL PAPER AND ALLIED PRODUCTS	226,391

PETROLEUM AND COAL PRODUCTS - 1.63%
1,976		EOG Resources, Inc	148,002
912		Frontier Oil Corp	40,447
400	*	Giant Industries, Inc	23,416
548	*	Headwaters, Inc	20,495
1,500		Sunoco, Inc	117,300
1,300		Valero Energy Corp	146,978

		TOTAL PETROLEUM AND COAL PRODUCTS	496,638

PRIMARY METAL INDUSTRIES - 1.07%
400	*	Aleris International, Inc	10,980
689	*	Century Aluminum Co	15,489
3,427	*	Corning, Inc	66,244
150		Gibraltar Industries, Inc	3,431
300		Hubbell, Inc (Class B)	14,079
300	*	Lone Star Technologies, Inc	16,677
100	*	Maverick Tube Corp	3,000
197		Mueller Industries, Inc	5,471
500	*	NS Group, Inc	19,625
1,080		Nucor Corp	63,709
100		Quanex Corp	6,622
672		Schnitzer Steel Industries, Inc (Class A)	21,887
259		Steel Dynamics, Inc	8,796
300		Steel Technologies, Inc	7,779
600	*	Superior Essex, Inc	10,806
400	*	Wheeling-Pittsburgh Corp	6,692
2,105		Worthington Industries, Inc	44,268

		TOTAL PRIMARY METAL INDUSTRIES	325,555

PRINTING AND PUBLISHING - 0.98%
200		Dow Jones & Co, Inc	7,638
200	*	Dun & Bradstreet Corp	13,174
200		EW Scripps Co	9,994
1,886		McGraw-Hill Cos, Inc	90,603
522		New York Times Co (Class A)	15,530
700		R.R. Donnelley & Sons Co	25,949
1,675		Tribune Co	56,766
100		Washington Post Co (Class B)	80,250

		TOTAL PRINTING AND PUBLISHING	299,904

RAILROAD TRANSPORTATION - 0.42%
3,185		Norfolk Southern Corp	129,184

		TOTAL RAILROAD TRANSPORTATION	129,184

REAL ESTATE - 0.00%
100		Stewart Enterprises, Inc (Class A)	663

		TOTAL REAL ESTATE	663

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.02%
200		Cooper Tire & Rubber Co	3,054
70	*	Sealed Air Corp	3,322

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,376

SECURITY AND COMMODITY BROKERS - 2.29%
300		A.G. Edwards. Inc	13,143
811	*	Ameritrade Holding Corp	17,420
3,500		Charles Schwab Corp	50,505
200		Eaton Vance Corp	4,964
300		Federated Investors, Inc (Class B)	9,969
900		Franklin Resources, Inc	75,564
1,610		Goldman Sachs Group, Inc	195,744
1,700		Instinet Group, Inc	8,449
500		Janus Capital Group, Inc	7,225
300		Legg Mason, Inc	32,907
3,836		Merrill Lynch & Co, Inc	235,339
69	*	Piper Jaffray Cos	2,060
300		SEI Investments Co	11,274
500		T Rowe Price Group, Inc	32,650

		TOTAL SECURITY AND COMMODITY BROKERS	697,213

SPECIAL TRADE CONTRACTORS - 0.02%
518	*	Quanta Services, Inc	6,610

		TOTAL SPECIAL TRADE CONTRACTORS	6,610

STONE, CLAY, AND GLASS PRODUCTS - 0.07%
100		Apogee Enterprises, Inc	1,710
51	*	Cabot Microelectronics Corp	1,498
150		CARBO Ceramics, Inc	9,899
4		Eagle Materials, Inc	485
14		Eagle Materials, Inc (Class B)	1,620
400		Gentex Corp	6,960

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	22,172

TEXTILE MILL PRODUCTS - 0.03%
200		Oxford Industries, Inc	9,024

		TOTAL TEXTILE MILL PRODUCTS	9,024

TRANSPORTATION BY AIR - 0.60%
200	*	Airtran Holdings, Inc	2,532
945	*	AMR Corp	10,565
700	*	Continental Airlines, Inc (Class B)	6,762
800	b,*	Delta Air Lines, Inc	600
1,038		FedEx Corp	90,441
321	*	Frontier Airlines, Inc	3,139
150	*	JetBlue Airways Corp	2,640
390	*	Mesa Air Group, Inc	3,218
267		Skywest, Inc	7,161
3,789		Southwest Airlines Co	56,267

		TOTAL TRANSPORTATION BY AIR	183,325

TRANSPORTATION EQUIPMENT - 0.93%
200		American Axle & Manufacturing Holdings, Inc	4,616
400		ArvinMeritor, Inc	6,688
800		Autoliv, Inc	34,800
558		Brunswick Corp	21,053

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
1,400		Dana Corp	13,174
3,600		Delphi Corp	9,936
904	*	Fleetwood Enterprises, Inc	11,119
1,400		Genuine Parts Co	60,060
1,329		Harley-Davidson, Inc	64,377
230		Harsco Corp	15,081
200		JLG Industries, Inc	7,318
300		Standard Motor Products, Inc	2,433
200		Superior Industries International, Inc	4,304
800	*	Tenneco Automotive, Inc	14,008
400	*	TRW Automotive Holdings Corp	11,736
141		Wabash National Corp	2,772

		TOTAL TRANSPORTATION EQUIPMENT	283,475

TRANSPORTATION SERVICES - 0.09%
500		GATX Corp	19,775
421		Sabre Holdings Corp	8,538

		TOTAL TRANSPORTATION SERVICES	28,313

TRUCKING AND WAREHOUSING - 0.60%
2,644		United Parcel Service, Inc (Class B)	182,780

		TOTAL TRUCKING AND WAREHOUSING	182,780

WATER TRANSPORTATION - 0.11%
400	*	Gulfmark Offshore, Inc	12,908
600	*	Hornbeck Offshore Services, Inc	21,978

		TOTAL WATER TRANSPORTATION	34,886

WHOLESALE TRADE-DURABLE GOODS - 0.77%
900		Adesa, Inc	19,890
800	*	Aviall, Inc	27,024
400		Barnes Group, Inc	14,344
100		BorgWarner, Inc	5,646
400	*	Castle (A.M.) & Co	7,000
100	*	Cytyc Corp	2,685
200		IKON Office Solutions, Inc	1,996
100	*	Ingram Micro, Inc (Class A)	1,854
300		Omnicare, Inc	16,869
400	*	Patterson Cos, Inc	16,012
450		Reliance Steel & Aluminum Co	23,819
1,805		Ryerson Tull, Inc	38,447
400	*	Sycamore Networks, Inc	1,508
1,400	*	Visteon Corp	13,692
700		W.W. Grainger, Inc	44,044

		TOTAL WHOLESALE TRADE-DURABLE GOODS	234,830

WHOLESALE TRADE-NONDURABLE GOODS - 1.39%
600	*	Allscripts Healthcare Solutions, Inc	10,812
2,194		Cardinal Health, Inc	139,187
500	*	Endo Pharmaceuticals Holdings, Inc	13,335
1,500		McKesson Corp	71,175
400	*	Metals USA, Inc	8,184
800		Nike, Inc (Class B)	65,344
478	*	Priority Healthcare Corp (Class B)	13,317
100		Reebok International, Ltd	5,657
1,408		Safeway, Inc	36,045
200		Stride Rite Corp	2,564

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES		VALUE
1,876	Sysco Corp	58,838

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	424,458

	TOTAL COMMON STOCKS (Cost $30,751,939)	30,411,920

	TOTAL PORTFOLIO - 99.81% (Cost $30,751,939)	30,411,920
	OTHER ASSETS & LIABILITIES, NET - 0.19%	58,788

	NET ASSETS - 100.00%	$30,470,708

*	Non-income producing

b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE
COMMON STOCKS - 100.06%
AMUSEMENT AND RECREATION SERVICES - 0.50%
8,250	*	WMS Industries, Inc	$232,073

		TOTAL AMUSEMENT AND RECREATION SERVICES	232,073

APPAREL AND ACCESSORY STORES - 0.21%
3,724	*	AnnTaylor Stores Corp	98,872

		TOTAL APPAREL AND ACCESSORY STORES	98,872

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
584		Liz Claiborne, Inc	22,963
3,190	*	Maidenform Brands, Inc	43,862
405		VF Corp	23,478

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	90,303

AUTO REPAIR, SERVICES AND PARKING - 0.63%
8,712		Lear Corp	295,947

		TOTAL AUTO REPAIR, SERVICES AND PARKING	295,947

BUSINESS SERVICES - 0.93%
1,227	*	Gravity Co Ltd (Spon ADR)	10,270
436	*	Heartland Payment Systems, Inc	10,403
38,244	*	Manugistics Group, Inc	75,341
2,130	*	Mercury Interactive Corp	84,348
5,771	*	Oracle Corp	71,503
5,657	*	United Rentals, Inc	111,499
3,327	*	VeriSign, Inc	71,098

		TOTAL BUSINESS SERVICES	434,462

CHEMICALS AND ALLIED PRODUCTS - 9.17%
700	*	Adams Respiratory Therapeutics, Inc	22,603
7,376	*	Andrx Corp	113,812
3,397		Bristol-Myers Squibb Co	81,732
8,897		Colgate-Palmolive Co	469,673
7,603		Dow Chemical Co	316,817
4,896		Du Pont (E.I.) de Nemours & Co	191,776
4,806		Lyondell Chemical Co	137,548
15,386		Merck & Co, Inc	418,653
31,251		Pfizer, Inc	780,337
194,092	*	Rhodia S.A. (Spon ADR)	386,243
10,837	*	Rockwood Holdings, Inc	206,445
7,835		Teva Pharmaceutical Industries Ltd (Spon ADR)	261,846
19,548		Wyeth	904,486

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,291,971

COAL MINING - 0.01%
97	*	Alpha Natural Resources, Inc	2,914

		TOTAL COAL MINING	2,914

COMMUNICATIONS - 5.16%
5,975		Adtran, Inc	188,213

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES			VALUE
2,243		Alltel Corp	146,042
4,977		AT&T Corp	98,545
17,905		BellSouth Corp	470,902
3,959		Chunghwa Telecom Co Ltd (ADR)	73,281
21,399		SBC Communications, Inc	512,934
17,178		Sprint Nextel Corp	408,493
15,854		Verizon Communications, Inc	518,267

		TOTAL COMMUNICATIONS	2,416,677

DEPOSITORY INSTITUTIONS - 18.84%
33,985		Bank of America Corp	1,430,769
6,304		Bank of New York Co, Inc	185,401
40,180		Citigroup, Inc	1,828,994
4,025		Fifth Third Bancorp	147,838
5,200		Greater Bay Bancorp	128,128
58,567		Hudson City Bancorp, Inc	696,947
39,338		JPMorgan Chase & Co	1,334,738
86		National City Corp	2,876
931		New York Community Bancorp, Inc	15,268
10,113		Northern Trust Corp	511,212
805		PNC Financial Services Group, Inc	46,706
6,769		SunTrust Banks, Inc	470,107
7,735		US Bancorp	217,199
3,296		Wachovia Corp	156,857
21,680		Washington Mutual, Inc	850,290
13,581		Wells Fargo & Co	795,439

		TOTAL DEPOSITORY INSTITUTIONS	8,818,769

EATING AND DRINKING PLACES - 1.59%
19,772		Brinker International, Inc	742,636

		TOTAL EATING AND DRINKING PLACES	742,636

ELECTRIC, GAS, AND SANITARY SERVICES - 6.25%
19,134	*	Allegheny Energy, Inc	587,796
67,991	*	Calpine Corp	176,097
9,236	*	CMS Energy Corp	151,932
973		Dominion Resources, Inc	83,814
10,184		DPL, Inc	283,115
3,030		Duke Energy Corp	88,385
28,800	*	Dynegy, Inc (Class A)	135,648
6,106		FPL Group, Inc	290,646
364		Kinder Morgan, Inc	35,002
516		MDU Resources Group, Inc	18,395
6,840		Northeast Utilities	136,458
3,157		OGE Energy Corp	88,712
5,443		PG&E Corp	213,638
3,839		PPL Corp	124,115
1,041		SCANA Corp	43,972
51,600	*	Sojitz Holdings Corp	294,558
4,188		Southern Co	149,763
886		Williams Cos, Inc	22,194

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,924,240

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.75%
4,986		Analog Devices, Inc	185,180
123,838	*	Atmel Corp	255,106
9,018	*	Cypress Semiconductor Corp	135,721

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES			VALUE
9,383	*	Fairchild Semiconductor International, Inc	139,431
9,509		General Electric Co	320,168
18,656		Honeywell International, Inc	699,600
89,328	*	JDS Uniphase Corp	198,308
58,981	*	Lucent Technologies, Inc	191,688
9,091	*	Tellabs, Inc	95,637

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,220,839

FABRICATED METAL PRODUCTS - 1.14%
6,485		Illinois Tool Works, Inc	533,910

		TOTAL FABRICATED METAL PRODUCTS	533,910

FOOD AND KINDRED PRODUCTS - 0.61%
4,445		Molson Coors Brewing Co (Class B)	284,524

		TOTAL FOOD AND KINDRED PRODUCTS	284,524

FOOD STORES - 0.03%
616	*	Kroger Co	12,683

		TOTAL FOOD STORES	12,683

GENERAL MERCHANDISE STORES - 0.04%
196		Neiman Marcus Group, Inc (Class A)	19,590

		TOTAL GENERAL MERCHANDISE STORES	19,590

HEALTH SERVICES - 1.02%
1,758	*	Medco Health Solutions, Inc	96,391
33,868	*	Tenet Healthcare Corp	380,338

		TOTAL HEALTH SERVICES	476,729

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.93%
9,158	*	Alstom RGPT	436,133

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	436,133

HOLDING AND OTHER INVESTMENT OFFICES - 0.06%
2		Cross Timbers Royalty Trust	109
427		iShares Russell 1000 Value Index Fund	29,395

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	29,504

HOTELS AND OTHER LODGING PLACES - 0.79%
7,310		Accor S.A.	370,335

		TOTAL HOTELS AND OTHER LODGING PLACES	370,335

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.03%
81,022	*	Brocade Communications Systems, Inc	330,570
5,625		Deere & Co	344,250
41,407		Hewlett-Packard Co	1,209,084

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,883,904

INSTRUMENTS AND RELATED PRODUCTS - 1.34%
12,865		Eastman Kodak Co	313,005
8,245		Raytheon Co	313,475

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	626,480

INSURANCE AGENTS, BROKERS AND SERVICE - 1.63%
25,050		Marsh & McLennan Cos, Inc	761,270

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	761,270

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES			VALUE
INSURANCE CARRIERS - 6.64%
2,608		Allstate Corp	144,196
13,120		American International Group, Inc	812,915
4,925		Genworth Financial, Inc	158,782
8,001		Max Re Capital Ltd	198,345
10,118	*	Molina Healthcare, Inc	252,849
10,317		Montpelier Re Holdings Ltd	256,377
2,700		PartnerRe Ltd	172,935
2,230		Prudential Financial, Inc	150,659
19,440		St. Paul Travelers Cos, Inc	872,273
1,331		XL Capital Ltd (Class A)	90,548

		TOTAL INSURANCE CARRIERS	3,109,879

METAL MINING - 0.53%
5,675		Companhia Vale do Rio Doce (ADR)	248,906

		TOTAL METAL MINING	248,906

MISCELLANEOUS RETAIL - 2.50%
6,941	*	Office Depot, Inc	206,148
57,077	*	Rite Aid Corp	221,459
5,963	*	Sears Holdings Corp	741,916

		TOTAL MISCELLANEOUS RETAIL	1,169,523

MOTION PICTURES - 4.34%
2,869	*	Discovery Holding Co (Class A)	41,428
61,482		Time Warner, Inc	1,113,439
26,473		Viacom, Inc (Class B)	873,874

		TOTAL MOTION PICTURES	2,028,741

NONDEPOSITORY INSTITUTIONS - 1.66%
189		Aegon NV (ARS)	2,816
15,783		Fannie Mae	707,394
1,194		Freddie Mac	67,413

		TOTAL NONDEPOSITORY INSTITUTIONS	777,623

OIL AND GAS EXTRACTION - 3.31%
2,700	*	Bill Barrett Corp	99,414
7,463		Devon Energy Corp	512,260
742		Equitable Resources, Inc	28,983
48		Kerr-McGee Corp	4,661
168,000		PetroChina Co Ltd (Class H)	140,762
4,652		Petroleo Brasileiro S.A. (ADR)	332,571
418		Pogo Producing Co	24,637
718	*	Pride International, Inc	20,470
4,470		Schlumberger Ltd	377,179
274		W&T Offshore, Inc	8,886

		TOTAL OIL AND GAS EXTRACTION	1,549,823

PAPER AND ALLIED PRODUCTS - 1.20%
9,367		Georgia-Pacific Corp	319,040
5,995		Temple-Inland, Inc	244,896

		TOTAL PAPER AND ALLIED PRODUCTS	563,936

PETROLEUM AND COAL PRODUCTS - 9.95%
24,466		Chevron Corp	1,583,684
7,270		ConocoPhillips	508,246
36,923		Exxon Mobil Corp	2,346,087
3,196		Marathon Oil Corp	220,300

		TOTAL PETROLEUM AND COAL PRODUCTS	4,658,317

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES			VALUE
RAILROAD TRANSPORTATION - 0.80%
5,212		Union Pacific Corp	373,700

		TOTAL RAILROAD TRANSPORTATION	373,700

REAL ESTATE - 0.02%
276		Forest City Enterprises, Inc (Class A)	10,516

		TOTAL REAL ESTATE	10,516

SECURITY AND COMMODITY BROKERS - 3.96%
13,614	*	E*Trade Financial Corp	239,606
7,500		Janus Capital Group, Inc	108,375
3,536		Merrill Lynch & Co, Inc	216,934
17,783		Morgan Stanley	959,215
19,200		Nomura Holdings, Inc	298,317
1,015	*	Refco, Inc	28,694

		TOTAL SECURITY AND COMMODITY BROKERS	1,851,141

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
200		Lafarge North America, Inc	13,522

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	13,522

TOBACCO PRODUCTS - 2.97%
18,852		Altria Group, Inc	1,389,581

		TOTAL TOBACCO PRODUCTS	1,389,581

TRANSPORTATION BY AIR - 0.04%
1,344	*	Airtran Holdings, Inc	17,015

		TOTAL TRANSPORTATION BY AIR	17,015

TRANSPORTATION EQUIPMENT - 0.64%
48,482		Delphi Corp	133,810
386		General Dynamics Corp	46,146
3,800		General Motors Corp	116,318
67		Genuine Parts Co	2,874

		TOTAL TRANSPORTATION EQUIPMENT	299,148

TRANSPORTATION SERVICES - 0.20%
4,371	*	US Airways Group, Inc	91,835

		TOTAL TRANSPORTATION SERVICES	91,835

WHOLESALE TRADE-NONDURABLE GOODS - 1.42%
10,516		Cardinal Health, Inc	667,135

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	667,135

		TOTAL COMMON STOCKS (Cost $42,541,739)	46,825,106

		TOTAL PORTFOLIO - 100.06% (Cost $42,541,739)	46,825,106
		OTHER ASSETS & LIABILITIES, NET - (0.06)%	(27,031)

		NET ASSETS - 100.00%	$46,798,075

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.94%
AGRICULTURAL PRODUCTION-CROPS - 0.70%
8,200		Chiquita Brands International, Inc	$229,190
3,100		Delta & Pine Land Co	81,871

		TOTAL AGRICULTURAL PRODUCTION-CROPS	311,061

AMUSEMENT AND RECREATION SERVICES - 0.39%
2,400	*	Argosy Gaming Co	112,776
1,392		Dover Downs Gaming & Entertainment, Inc	18,931
1,300	*	Magna Entertainment Corp (Class A)	8,658
1,000	*	Multimedia Games, Inc	9,710
500	*	Pinnacle Entertainment, Inc	9,165
200		Speedway Motorsports, Inc	7,266
450	*	Sunterra Corp	5,909

		TOTAL AMUSEMENT AND RECREATION SERVICES	172,415

APPAREL AND ACCESSORY STORES - 2.44%
8,150	*	Aeropostale, Inc	173,187
5,100		Buckle, Inc	173,247
3,200		Burlington Coat Factory Warehouse Corp	121,728
1,150		Cato Corp (Class A)	22,919
1,543	*	Charming Shoppes, Inc	16,464
400	*	Children’s Place Retail Stores, Inc	14,256
1,200		Christopher & Banks Corp	16,644
1,528		Finish Line, Inc (Class A)	22,294
900	*	HOT Topic, Inc	13,824
1,100	*	Jo-Ann Stores, Inc	19,030
200	*	JOS A Bank Clothiers, Inc	8,644
3,400	*	New York & Co, Inc	55,760
8,600	*	Pacific Sunwear Of California, Inc	184,384
6,800	*	Payless Shoesource, Inc	118,320
4,090	*	Shoe Carnival, Inc	65,072
980		Stage Stores, Inc	26,333
1,300	*	Too, Inc	35,659

		TOTAL APPAREL AND ACCESSORY STORES	1,087,765

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
1,100	*	DHB Industries, Inc	4,609
600	*	Guess ?, Inc	12,858
1,267	*	Hartmarx Corp	8,299
400		Kellwood Co	10,340
1,100		Phillips-Van Heusen Corp	34,122
500		Russell Corp	7,020
599	*	Warnaco Group, Inc	13,124

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	90,372

AUTO REPAIR, SERVICES AND PARKING - 0.25%
200	*	Amerco, Inc	11,638
500	*	Dollar Thrifty Automotive Group, Inc	16,835
127		Monro Muffler, Inc	3,336
1,800	*	PHH Corp	49,428
1,300	*	Wright Express Corp	28,067

		TOTAL AUTO REPAIR, SERVICES AND PARKING	109,304

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.59%
900	*	Asbury Automotive Group, Inc	15,327
12,300	*	CSK Auto Corp	183,024
400		Lithia Motors, Inc (Class A)	11,592
1,700		Sonic Automotive, Inc	37,774
500		United Auto Group, Inc	16,520

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	264,237

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
352	*	Central Garden & Pet Co	15,928

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	15,928

BUSINESS SERVICES - 9.99%
7,197	*	3Com Corp	29,364
500		Aaron Rents, Inc	10,575
500		ABM Industries, Inc	10,405
4,500		Acxiom Corp	84,240
700	*	Altiris, Inc	10,703
3,000	*	American Reprographics Co	51,300
1,600	*	AMICAS, Inc	8,640
1,703	*	Ansoft Corp	49,557
308	*	Ansys, Inc	11,855
300	*	Anteon International Corp	12,828
550	*	aQuantive, Inc	11,071
1,376	*	Arbinet-thexchange, Inc	9,907
1,200		Arbitron, Inc	47,808
1,468	*	Aspen Technology, Inc	9,175
8,400	*	Asset Acceptance Capital Corp	251,748
1,747	*	Autobytel, Inc	8,752
6,274	*	Avocent Corp	198,509
6,300		Blackbaud, Inc	89,271
2,788	*	Borland Software Corp	16,226
700		Brady Corp (Class A)	21,658
1,400		Catalina Marketing Corp	31,836
7,179	*	CBIZ, Inc	36,613
2,843	*	CCC Information Services Group, Inc	74,288
1,900	*	Ciber, Inc	14,117
340	*	Click Commerce, Inc	6,232
20,925	*	CMGI, Inc	34,945
2,700		Computer Programs & Systems, Inc	93,258
100	*	CoStar Group, Inc	4,672
1,128	*	Covansys Corp	18,003
4,914	*	CSG Systems International, Inc	106,683
403	*	Dendrite International, Inc	8,096
310	*	Digital Insight Corp	8,079
400	*	Digital River, Inc	13,940
21,835	*	Earthlink, Inc	233,634
8,300	*	eFunds Corp	156,289
1,225	*	Electronics for Imaging, Inc	28,101
17,737	*	Entrust, Inc	99,327
10,960	*	Epicor Software Corp	142,480
200	*	Equinix, Inc	8,330
1,353	*	eSpeed, Inc (Class A)	10,256
300		Factset Research Systems, Inc	10,572
700	*	Filenet Corp	19,530
2,832	*	Forrester Research, Inc	58,962
300	*	Heidrick & Struggles International, Inc	9,714
2,500	*	Homestore, Inc	10,875
600	*	Hudson Highland Group, Inc	14,982

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
200	*	IDX Systems Corp	8,636
800	*	Infocrossing, Inc	7,352
1,000	*	Informatica Corp	12,020
2,805	*	Infospace, Inc	66,955
17,368		infoUSA, Inc	184,448
450	*	Innovative Solutions & Support, Inc	6,989
442	*	Intergraph Corp	19,762
1,400	*	Internet Capital Group, Inc	12,334
900	*	Internet Security Systems, Inc	21,609
695	*	Intervideo, Inc	6,971
300	*	Intrado, Inc	5,409
1,900	*	Ipass, Inc	10,222
500	*	iPayment, Inc	18,920
891	*	JDA Software Group, Inc	13,525
686	*	Jupitermedia Corp	12,149
900	*	Kanbay International, Inc	16,920
1,800	*	Keane, Inc	20,574
200		Kelly Services, Inc (Class A)	6,132
2,100	*	Kforce, Inc	21,630
500	*	KFX, Inc	8,560
8,300	*	Korn/Ferry International	136,037
653	*	Kronos, Inc	29,150
4,100	*	Labor Ready, Inc	105,165
2,031	*	Lionbridge Technologies	13,709
371	*	Manhattan Associates, Inc	8,607
2,485	*	Mantech International Corp (Class A)	65,629
1,000	*	Mentor Graphics Corp	8,600
700	*	MicroStrategy, Inc	49,203
700	*	Midway Games, Inc	10,633
3,300	*	MPS Group, Inc	38,940
1,881	*	NCO Group, Inc	38,861
600		NDCHealth Corp	11,352
3,600	*	Ness Technologies, Inc	36,000
2,141	*	NetIQ Corp	26,206
500	*	Open Solutions, Inc	10,910
13,412	*	Packeteer, Inc	168,321
35,468	*	Parametric Technology Corp	247,212
3,000	*	Perot Systems Corp (Class A)	42,450
2,900	*	Phoenix Technologies Ltd	21,837
300	*	Portfolio Recovery Associates, Inc	12,954
512	*	Progress Software Corp	16,266
2,711		QAD, Inc	22,474
851	*	Quest Software, Inc	12,825
6,974	*	Radiant Systems, Inc	71,972
88	*	Redback Networks, Inc Wts 01/02/11	339
83	*	Redback Networks, Inc Wts 01/02/11	523
1,000	*	Rent-Way, Inc	6,870
1,350		Rollins, Inc	26,352
1,651	*	RSA Security, Inc	20,984
4,801	*	S1 Corp	18,772
803	*	Sapient Corp	5,019
1,300	*	Secure Computing Corp	14,755
2,414	*	Serena Software, Inc	48,111
500	*	Sohu.com, Inc	8,565
700	*	Sotheby’s Holdings, Inc (Class A)	11,704
1,200	*	Spherion Corp	9,120
250		SS&C Technologies, Inc	9,160
900	*	SYKES Enterprises, Inc	10,710
700	*	SYNNEX Corp	11,788
350		Talx Corp	11,477

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
1,208	*	TeleTech Holdings, Inc	12,104
300	*	THQ, Inc	6,396
500	*	TNS, Inc	12,125
1,087	*	Transaction Systems Architects, Inc	30,273
102	*	Travelzoo, Inc	2,263
7,346	*	Trizetto Group, Inc	103,726
3,610		United Online, Inc	49,999
900	*	United Rentals, Inc	17,739
200	*	Universal Compression Holdings, Inc	7,954
950	*	Valueclick, Inc	16,236
1,027	*	Ventiv Health, Inc	26,918
973	*	Verity, Inc	10,333
300	*	Vertrue, Inc	10,905
299	*	WebEx Communications, Inc	7,328
250	*	Websense, Inc	12,803
1,300	*	Wind River Systems, Inc	16,809
300	*	Witness Systems, Inc	6,267

		TOTAL BUSINESS SERVICES	4,448,263

CHEMICALS AND ALLIED PRODUCTS - 5.51%
2,700	*	Abgenix, Inc	34,236
200	*	Adeza Biomedical Corp	3,482
842	*	Albany Molecular Research, Inc	10,256
471	*	Alexion Pharmaceuticals, Inc	13,037
2,627	*	Alkermes, Inc	44,134
1,800		Alpharma, Inc (Class A)	44,766
2,600	*	Andrx Corp	40,118
1,320	*	Array Biopharma, Inc	9,478
700	*	Atherogenics, Inc	11,221
2,100	*	BioMarin Pharmaceuticals, Inc	18,333
1,360	*	Chattem, Inc	48,280
2,705	*	Connetics Corp	45,741
1,400	*	Cubist Pharmaceuticals, Inc	30,156
2,100	*	Curis, Inc	9,639
602	*	Cypress Bioscience, Inc	3,257
1,200		Diagnostic Products Corp	63,276
300	*	Digene Corp	8,550
600	*	Dov Pharmaceutical, Inc	10,188
572	*	Elizabeth Arden, Inc	12,344
1,000	*	Encysive Pharmaceuticals, Inc	11,780
1,940	*	Enzon Pharmaceuticals, Inc	12,862
600	*	Eyetech Pharmaceuticals, Inc	10,776
1,700		Ferro Corp	31,144
2,332	*	First Horizon Pharmaceutical Corp	46,337
1,300		Georgia Gulf Corp	31,304
1,130	*	Geron Corp	11,605
4,500		H.B. Fuller Co	139,860
3,700	*	Hi-Tech Pharmacal Co, Inc	111,296
4,764	*	Human Genome Sciences, Inc	64,743
1,550	*	Immucor, Inc	42,532
1,618	*	Immunogen, Inc	11,876
900	*	InterMune, Inc	14,895
300	*	Inverness Medical Innovations, Inc	7,959
2,691	*	Kos Pharmaceuticals, Inc	180,109
421		Kronos Worldwide, Inc	13,363
500	*	KV Pharmaceutical Co (Class A)	8,885
2	*	Ligand Pharmaceuticals, Inc (Class B)	18
200		MacDermid, Inc	5,252
3,200		Mannatech, Inc	37,920
4,100	*	Medarex, Inc	39,032

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
1,260	*	Medicines Co	28,993
2,400		Medicis Pharmaceutical Corp (Class A)	78,144
600		Meridian Bioscience, Inc	12,420
1,400	*	MGI Pharma, Inc	32,634
1,400	*	Nabi Biopharmaceuticals	18,340
530		Natures Sunshine Products, Inc	12,317
700	*	Neurocrine Biosciences, Inc	34,433
600	*	NewMarket Corp	10,404
300		NL Industries, Inc	5,637
500	*	Noven Pharmaceuticals, Inc	7,000
1,200	*	Nuvelo, Inc	11,520
800	*	OM Group, Inc	16,104
889	*	Onyx Pharmaceuticals, Inc	22,207
1,600	*	OraSure Technologies, Inc	15,088
600	*	Par Pharmaceutical Cos, Inc	15,972
1,059	*	Parexel International Corp	21,275
1,917		Perrigo Co	27,432
700	*	Pharmion Corp	15,267
7,537	*	Pioneer Cos, Inc	181,340
5,500	*	PolyOne Corp	33,330
500	*	Prestige Brands Holdings, Inc	6,160
4,800	*	Revlon, Inc (Class A)	15,456
400	*	Salix Pharmaceuticals Ltd	8,500
600		Sensient Technologies Corp	11,370
911	*	Serologicals Corp	20,552
271	*	SurModics, Inc	10,485
1,700	*	Terra Industries, Inc	11,305
7,707		UAP Holding Corp	139,497
1,975	*	United Therapeutics Corp	137,855
300	*	USANA Health Sciences, Inc	14,310
3,100		USEC, Inc	34,596
3,060	*	Vertex Pharmaceuticals, Inc	68,391
1,100		Wellman, Inc	6,963
1,200		Westlake Chemical Corp	32,496
3,650	*	WR Grace & Co	32,667
600	*	Zymogenetics, Inc	9,900

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,454,400

COAL MINING - 0.11%
1,100	*	Alpha Natural Resources, Inc	33,044
300		Foundation Coal Holdings, Inc	11,535
100		Penn Virginia Corp	5,771

		TOTAL COAL MINING	50,350

COMMUNICATIONS - 2.04%
1,200		Adtran, Inc	37,800
35	*	Alamosa Holdings, Inc	599
700		Anixter International, Inc	28,231
4,414	*	Audiovox Corp (Class A)	61,708
1,655	*	Brightpoint, Inc	31,677
485	*	Centennial Communications Corp	7,265
10,215	*	Charter Communications, Inc (Class A)	15,322
2,250	*	Cincinnati Bell, Inc	9,922
1,500	*	Citadel Broadcasting Corp	20,595
300		Commonwealth Telephone Enterprises, Inc	11,310
400		CT Communications, Inc	4,948
1,281	*	Cumulus Media, Inc (Class A)	16,000
3,500	*	Dobson Communications Corp (Class A)	26,880
463	*	Emmis Communications Corp (Class A)	10,228
4,900	*	Entercom Communications Corp	154,791

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
3,500		Fairpoint Communications, Inc	51,205
3,446	*	General Communication, Inc (Class A)	34,115
540		Golden Telecom, Inc	17,048
1,500		Gray Television, Inc	15,885
400		Iowa Telecommunications Services, Inc	6,728
200	*	j2 Global Communications, Inc	8,084
200		Liberty Corp	9,378
500	*	Lin TV Corp (Class A)	6,975
216		North Pittsburgh Systems, Inc	4,408
745	*	Novatel Wireless, Inc	10,780
21,813	*	Premiere Global Services, Inc	178,430
400	*	Price Communications Corp	6,580
1	v*	RCN Corp Wts 12/21/06	—
600	*	Saga Communications, Inc (Class A)	7,980
2,200	*	SBA Communications Corp	33,990
162		Shenandoah Telecom Co	6,673
1,200	*	Syniverse Holdings, Inc	18,480
1,378	*	Talk America Holdings, Inc	12,995
690	*	Terremark Worldwide, Inc	3,029
1,940	*	Ubiquitel, Inc	16,956
536	*	USA Mobility, Inc	14,461
500		Valor Communications Group, Inc	6,815

		TOTAL COMMUNICATIONS	908,271

DEPOSITORY INSTITUTIONS - 9.61%
751	*	ACE Cash Express, Inc	14,652
492		Alabama National Bancorp	31,458
610		Amcore Financial, Inc	19,038
870		Amegy Bancorp, Inc	19,688
3,858		Anchor Bancorp Wisconsin, Inc	113,734
248		Arrow Financial Corp	6,726
1,241		Bancfirst Corp	105,485
2,800		Bancorpsouth, Inc	63,980
2,484		Bank Mutual Corp	26,628
1,700		BankAtlantic Bancorp, Inc (Class A)	28,883
986		BankUnited Financial Corp (Class A)	22,550
1,139		Brookline Bancorp, Inc	18,019
284	*	Capital Crossing Bank	9,866
444		Cathay General Bancorp	15,744
200		Central Pacific Financial Corp	7,036
287		Chemical Financial Corp	9,328
200		Citizens Banking Corp	5,680
200		City Bank	6,846
805		City Holding Co	28,787
500		Coastal Financial Corp	7,510
600		Columbia Banking System, Inc	15,738
1,601		Commercial Capital Bancorp, Inc	27,217
1,000		Commercial Federal Corp	34,140
5,100		Community Bank System, Inc	115,260
477		Community Trust Bancorp, Inc	15,350
3,835		Corus Bankshares, Inc	210,273
1,066		Dime Community Bancshares	15,692
2,429	*	EuroBancshares, Inc	36,216
207	*	Euronet Worldwide, Inc	6,125
3,800		First Bancorp (Puerto Rico)	64,296
183		First Citizens Bancshares, Inc (Class A)	31,229
201		First Community Bancorp, Inc	9,614
616		First Community Bancshares, Inc	18,073
543		First Financial Bankshares, Inc	18,913
263		First Financial Corp (Indiana)	7,101

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
400		First Financial Holdings, Inc	12,288
349		First Merchants Corp	9,015
1,700		First Midwest Bancorp, Inc	63,308
1,250		First Niagara Financial Group, Inc	18,050
1,017	*	First Regional Bancorp	80,129
800		First Republic Bank	28,184
3,600	*	FirstFed Financial Corp	193,716
1,000		Flagstar Bancorp, Inc	16,100
1,650		Flushing Financial Corp	27,011
2,000		FNB Corp	34,560
280		FNB Corp (Virginia)	7,750
8,440	*	Franklin Bank Corp	136,306
600		Fremont General Corp	13,098
1,095		Glacier Bancorp, Inc	33,803
11,300		Gold Banc Corp, Inc	168,370
238		Great Southern Bancorp, Inc	7,121
6,055		Greater Bay Bancorp	149,195
1,000		Hancock Holding Co	34,140
984		Hanmi Financial Corp	17,663
500		Horizon Financial Corp	11,000
400		Hudson United Bancorp	16,932
744		Independent Bank Corp (Massachusetts)	22,603
825		Independent Bank Corp (Michigan)	23,958
500		Integra Bank Corp	10,850
700		Irwin Financial Corp	14,273
1,362	*	ITLA Capital Corp	71,491
800		Kearny Financial Corp	10,000
600		KNBT Bancorp, Inc	9,342
200		Lakeland Financial Corp	8,270
4,120		MAF Bancorp, Inc	168,920
351		MainSource Financial Group, Inc	6,223
4,250		MB Financial, Inc	165,665
1,589		MBT Financial Corp	29,285
300		Mid-State Bancshares	8,253
400		Nara Bancorp, Inc	5,980
798		NASB Financial, Inc	31,920
238		NBT Bancorp, Inc	5,614
2,000		NewAlliance Bancshares, Inc	29,280
300		Northwest Bancorp, Inc	6,375
2,300		Oriental Financial Group, Inc	28,152
2,778		Pacific Capital Bancorp	92,480
400		Park National Corp	43,308
900		Partners Trust Financial Group, Inc	10,368
500		Pennfed Financial Services, Inc	9,140
294		Peoples Bancorp, Inc	8,123
500		PFF Bancorp, Inc	15,130
5,398		Provident Bankshares Corp	187,742
991		Provident Financial Holdings	27,798
1,750		R & G Financial Corp (Class B)	24,063
790		Republic Bancorp, Inc (Class A) (Kentucky)	16,527
1,318		Republic Bancorp, Inc (Michigan)	18,637
800		Santander BanCorp	19,704
100		Seacoast Banking Corp of Florida	2,343
200	*	Signature Bank	5,398
315		Simmons First National Corp (Class A)	8,984
15		Southside Bancshares, Inc	285
1,417		Southwest Bancorp, Inc	31,131
300		Sterling Bancorp	6,753
600		Sterling Financial Corp (Pennsylvania)	12,090
5,189		Sterling Financial Corp (Spokane)	117,012

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
200		Suffolk Bancorp	6,382
30	*	Sun Bancorp, Inc (New Jersey)	633
1,734		Susquehanna Bancshares, Inc	41,685
402	*	SVB Financial Group	19,553
3,693		Taylor Capital Group, Inc	139,669
1,500		Texas Regional Bancshares, Inc (Class A)	43,185
2,935		TierOne Corp	77,220
400		Trico Bancshares	8,608
1,300		Trustco Bank Corp NY	16,289
1,693		Trustmark Corp	47,150
900		UCBH Holdings, Inc	16,488
1,700		Umpqua Holdings Corp	41,344
1,436		United Bankshares, Inc	50,188
1,100		United Community Banks, Inc	31,350
600		Unizan Financial Corp	14,526
374		Virginia Financial Group, Inc	13,483
11,000		W Holding Co, Inc	105,160
237		WesBanco, Inc	6,518
500		West Coast Bancorp	12,500
203	*	Western Sierra Bancorp	6,991

		TOTAL DEPOSITORY INSTITUTIONS	4,277,006

EATING AND DRINKING PLACES - 2.41%
500		Bob Evans Farms, Inc	11,355
424	*	California Pizza Kitchen, Inc	12,398
5		CBRL Group, Inc	168
4,550	*	CEC Entertainment, Inc	144,508
17,400		CKE Restaurants, Inc	229,332
500	*	Dave & Buster’s, Inc	6,675
8,800		Domino’s Pizza, Inc	205,216
700		IHOP Corp	28,518
5,100	*	Jack in the Box, Inc	152,541
3,045	*	Krispy Kreme Doughnuts, Inc	19,062
500		Landry’s Restaurants, Inc	14,650
2,062		Lone Star Steakhouse & Saloon, Inc	53,612
4,143	*	Luby’s, Inc	54,108
2,451	*	O’Charleys, Inc	35,074
856	*	Papa John’s International, Inc	42,903
216	*	PF Chang’s China Bistro, Inc	9,683
1,247	*	Rare Hospitality International, Inc	32,048
1,123	*	Ryan’s Restaurant Group, Inc	13,105
10	*	Sonic Corp	273
500	*	The Steak N Shake Co	9,075

		TOTAL EATING AND DRINKING PLACES	1,074,304

EDUCATIONAL SERVICES - 0.15%
3,300	*	Corinthian Colleges, Inc	43,791
244		Strayer Education, Inc	23,063

		TOTAL EDUCATIONAL SERVICES	66,854

ELECTRIC, GAS, AND SANITARY SERVICES - 3.11%
300		American States Water Co	10,038
7,693	*	Aquila, Inc	30,464
5,800		Avista Corp	112,520
400		Black Hills Corp	17,348
10,516	*	Calpine Corp	27,236
300		CH Energy Group, Inc	14,244
500	*	Clean Harbors, Inc	16,975
1,825		Cleco Corp	43,034
1,300		Duquesne Light Holdings, Inc	22,373

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
505	*	Duratek, Inc	9,231
900	*	El Paso Electric Co	18,765
517		EnergySouth, Inc	14,264
400		Idacorp, Inc	12,052
300		Laclede Group, Inc	9,747
183		Metal Management, Inc	4,639
300		MGE Energy, Inc	10,953
4,800		New Jersey Resources Corp	220,704
5,800		Nicor, Inc	243,774
1,600		Northwest Natural Gas Co	59,552
2,055		NorthWestern Corp	62,040
558		Otter Tail Corp	17,265
111	*	Pico Holdings, Inc	3,901
50		PNM Resources, Inc	1,434
546		Resource America, Inc (Class A)	9,681
9,430	*	Sierra Pacific Resources	140,035
100		SJW Corp	4,828
1,600		South Jersey Industries, Inc	46,624
400		Southwest Gas Corp	10,956
200		UIL Holdings Corp	10,462
4,350	*	Waste Connections, Inc	152,598
900		WGL Holdings, Inc	28,917

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,386,654

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.36%
800		Acuity Brands, Inc	23,736
3,600	*	Adaptec, Inc	13,788
4,867	*	Aeroflex, Inc	45,555
2,300		Alliance One International, Inc	8,142
500	*	American Superconductor Corp	5,175
1,100	*	AMIS Holdings, Inc	13,046
5,400	*	Applied Micro Circuits Corp	16,200
3,600	*	Arris Group, Inc	42,696
902	*	Artesyn Technologies, Inc	8,389
300	*	ATMI, Inc	9,300
400		Bel Fuse, Inc (Class B)	14,572
1,050	*	Benchmark Electronics, Inc	31,626
1	*	Britesmile, Inc	1
1,020	*	Catapult Communications Corp	18,707
1,000	*	Ceradyne, Inc	36,680
600	*	Checkpoint Systems, Inc	14,232
10,800	*	Ciena Corp	28,512
947	*	Comtech Telecommunications Corp	39,272
700		CTS Corp	8,470
4,005	*	Cymer, Inc	125,437
2,500	*	Cypress Semiconductor Corp	37,625
328	*	Diodes, Inc	11,893
2,100	*	Ditech Communications Corp	14,154
267	*	DSP Group, Inc	6,851
600	*	Electro Scientific Industries, Inc	13,416
900	*	Energy Conversion Devices, Inc	40,392
800	*	EnerSys	12,136
2,300	*	Fairchild Semiconductor International, Inc	34,178
100		Franklin Electric Co, Inc	4,139
1,400	*	FuelCell Energy, Inc	15,358
3,067	*	Genlyte Group, Inc	147,461
1,600	*	GrafTech International Ltd	8,688
200	*	Greatbatch, Inc	5,488
3,000	*	Harmonic, Inc	17,460
1,000		Helix Technology Corp	14,750

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
500	*	Hexcel Corp	9,145
890	*	Hutchinson Technology, Inc	23,247
4,900		Imation Corp	210,063
5,472	*	Integrated Device Technology, Inc	58,769
542		Inter-Tel, Inc	11,382
1,593	*	InterVoice, Inc	14,353
9,120	*	IXYS Corp	96,307
1,500	*	Leadis Technology, Inc	10,275
212	*	Lifeline Systems, Inc	7,087
300		Lincoln Electric Holdings, Inc	11,820
315	*	Littelfuse, Inc	8,861
300		LSI Industries, Inc	5,700
400		Maytag Corp	7,304
882	*	Mercury Computer Systems, Inc	23,153
980		Methode Electronics, Inc	11,290
3,060	*	Metrologic Instruments, Inc	55,661
931	*	Micrel, Inc	10,455
2,108	*	Microsemi Corp	53,838
1,800	*	Microtune, Inc	11,214
11,328	*	MIPS Technologies, Inc	77,370
5,200	*	Moog, Inc	153,504
338	*	Multi-Fineline Electronix, Inc	9,893
2,000	*	Omnivision Technologies, Inc	25,240
3,950	*	ON Semiconductor Corp	20,422
400		Park Electrochemical Corp	10,660
4,153	*	Photronics, Inc	80,568
800	*	Pixelworks, Inc	5,272
6,800		Plantronics, Inc	209,508
8,550	*	Polycom, Inc	138,254
80	b,v*	Read-Rite Corp	1
400		Regal-Beloit Corp	12,976
1,100	*	Seachange International, Inc	6,996
5,100	*	Sigmatel, Inc	103,224
6,450	*	Silicon Image, Inc	57,341
6,559	*	Skyworks Solutions, Inc	46,044
700		Spectralink Corp	8,925
600	*	Standard Microsystems Corp	17,946
400	*	Supertex, Inc	11,996
8,044	*	Symmetricom, Inc	62,261
3,118	*	Synaptics, Inc	58,618
800		Technitrol, Inc	12,256
1,404	*	Tekelec	29,414
2,800	*	Terayon Communication Systems, Inc	10,920
457	*	Tessera Technologies, Inc	13,669
1,425	*	Triquint Semiconductor, Inc	5,016
2,787	*	TTM Technologies, Inc	19,927
1,331	*	Varian Semiconductor Equipment Associates, Inc	56,394
13	*	Vishay Intertechnology, Inc	155
10,600	*	Westell Technologies, Inc	38,584

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,830,803

ENGINEERING AND MANAGEMENT SERVICES - 2.12%
100	*	Advisory Board Co	5,204
1,000	*	Amylin Pharmaceuticals, Inc	34,790
1,800	*	Applera Corp (Celera Genomics Group)	21,834
100	*	CRA International, Inc	4,169
1,200	*	CV Therapeutics, Inc	32,100
1,500	*	deCODE genetics, Inc	12,585
21,714	*	DiamondCluster International, Inc	164,592
892	*	Digitas, Inc	10,133

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
2,200	*	Exelixis, Inc	16,874
200	*	Huron Consulting Group, Inc	5,364
1,800	*	ICOS Corp	49,716
2,200	*	Incyte Corp	10,340
100		Landauer, Inc	4,900
1,807	*	Lexicon Genetics, Inc	7,192
3,330	*	Lifecell Corp	72,028
700		MAXIMUS, Inc	25,025
300	*	Maxygen, Inc	2,487
400	*	MTC Technologies, Inc	12,792
500	*	Myriad Genetics, Inc	10,930
1,500	*	Navigant Consulting, Inc	28,740
700	*	Neurogen Corp	4,816
2,775	*	Per-Se Technologies, Inc	57,331
500	*	Resources Connection, Inc	14,815
400	*	Rigel Pharmaceuticals, Inc	9,508
27,739	*	Savient Pharmaceuticals, Inc	104,576
361	*	SFBC International, Inc	16,025
1,400	*	Shaw Group, Inc	34,524
500	*	Sourcecorp	10,720
300	*	Symyx Technologies, Inc	7,836
1,500	*	Telik, Inc	24,540
1,400	*	URS Corp	56,546
1,083	*	Washington Group International, Inc	58,363
400		Watson Wyatt & Co Holdings	10,780

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	942,175

FABRICATED METAL PRODUCTS - 0.91%
2,180		Commercial Metals Co	73,553
3,422	*	Commercial Vehicle Group, Inc	71,657
1,000	*	Griffon Corp	24,600
200		Gulf Island Fabrication, Inc	5,750
9,400	*	Jacuzzi Brands, Inc	75,764
700	*	NCI Building Systems, Inc	28,553
2,722		Silgan Holdings, Inc	90,534
1,100	*	Taser International, Inc	6,787
600		Valmont Industries, Inc	17,616
400	*	Water Pik Technologies, Inc	8,120

		TOTAL FABRICATED METAL PRODUCTS	402,934

FOOD AND KINDRED PRODUCTS - 0.32%
500		Corn Products International, Inc	10,085
500		Flowers Foods, Inc	13,640
1,800	*	Gold Kist, Inc	35,190
2,000	*	Hercules, Inc	24,440
585		Lancaster Colony Corp	25,155
500		Ralcorp Holdings, Inc	20,960
300		Sanderson Farms, Inc	11,148
100		Topps Co, Inc	821

		TOTAL FOOD AND KINDRED PRODUCTS	141,439

FOOD STORES - 0.37%
600	*	Great Atlantic & Pacific Tea Co, Inc	17,016
438		Ingles Markets, Inc (Class A)	6,920
2,988	*	Pantry, Inc	111,662
400		Ruddick Corp	9,220
500		Weis Markets, Inc	20,005

		TOTAL FOOD STORES	164,823

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
FURNITURE AND FIXTURES - 0.42%
1,600		Furniture Brands International, Inc	28,848
369		Hooker Furniture Corp	6,133
554		Kimball International, Inc (Class B)	6,698
7,000		La-Z-Boy, Inc	92,330
2,569	*	Select Comfort Corp	51,328

		TOTAL FURNITURE AND FIXTURES	185,337

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
392	*	Cost Plus, Inc	7,115
204	*	Guitar Center, Inc	11,263
700		Haverty Furniture Cos, Inc	8,561
600	*	Linens ‘n Things, Inc	16,020
910		Movie Gallery, Inc	9,455
2,923	*	Trans World Entertainment Corp	23,062
400		Tuesday Morning Corp	10,348

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	85,824

GENERAL BUILDING CONTRACTORS - 0.64%
800		Brookfield Homes Corp	44,424
1,392	*	Comstock Homebuilding Cos, Inc	27,729
200		Levitt Corp (Class A)	4,588
800	*	Perini Corp	14,560
775		Technical Olympic USA, Inc	20,274
2,800		Walter Industries, Inc	136,976
800	*	WCI Communities, Inc	22,696
100	*	William Lyon Homes, Inc	15,520

		TOTAL GENERAL BUILDING CONTRACTORS	286,767

GENERAL MERCHANDISE STORES - 0.44%
700		Bon-Ton Stores, Inc	13,594
900	*	ShopKo Stores, Inc	22,968
7,767		Stein Mart, Inc	157,670

		TOTAL GENERAL MERCHANDISE STORES	194,232

HEALTH SERVICES - 1.89%
14,191	*	Allied Healthcare International, Inc	80,179
200	*	Amedisys, Inc	7,800
2,681	*	America Service Group, Inc	44,478
210	*	American Healthways, Inc	8,904
500	*	American Retirement Corp	9,415
242	*	Amsurg Corp	6,621
900	*	Apria Healthcare Group, Inc	28,719
16,500	*	Beverly Enterprises, Inc	202,125
4,139	*	Genesis HealthCare Corp	166,884
400	*	Gentiva Health Services, Inc	7,248
1,400		Hooper Holmes, Inc	5,502
1,000	*	Kindred Healthcare, Inc	29,800
22	*	LifePoint Hospitals, Inc	962
1,885	*	Magellan Health Services, Inc	66,258
300	*	Matria Healthcare, Inc	11,325
2,400	*	Nektar Therapeutics	40,680
1,000	*	Odyssey HealthCare, Inc	16,970
350		Option Care, Inc	5,124
400	*	Pediatrix Medical Group, Inc	30,728
200	*	Psychiatric Solutions, Inc	10,846
400	*	RehabCare Group, Inc	8,208
200	*	Sunrise Senior Living, Inc	13,348
400	*	U.S. Physical Therapy, Inc	7,264
780	*	United Surgical Partners International, Inc	30,506

		TOTAL HEALTH SERVICES	839,894

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
400		Granite Construction, Inc	15,296

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	15,296

HOLDING AND OTHER INVESTMENT OFFICES - 7.78%
25,500		Aames Investment Corp	160,140
600		Acadia Realty Trust	10,794
300		Affordable Residential Communities	3,033
400		Alexandria Real Estate Equities, Inc	33,076
2,500		American Home Mortgage Investment Corp	75,750
5,900		Anthracite Capital, Inc	68,322
4,900		Anworth Mortgage Asset Corp	40,523
2,300		Apollo Investment Corp	45,540
1,000		Arbor Realty Trust, Inc	28,100
1,300		Ashford Hospitality Trust, Inc	13,988
400		Bedford Property Investors	9,536
1,100		Bimini Mortgage Management, Inc (Class A)	12,430
2,600		BioMed Realty Trust, Inc	64,480
2,300	*	Boykin Lodging Co	28,566
700		Brandywine Realty Trust	21,763
637		Capital Automotive REIT	24,658
100		Capital Southwest Corp	8,517
200		Capital Trust, Inc	6,432
700		Cedar Shopping Centers, Inc	10,129
100		Cherokee, Inc	3,498
400		Colonial Properties Trust	17,792
1,002		Commercial Net Lease Realty, Inc	20,040
500		Corporate Office Properties Trust	17,475
700		Cousins Properties, Inc	21,154
500		Digital Realty Trust, Inc	9,000
500		EastGroup Properties, Inc	21,875
2,000		ECC Capital Corp	6,520
800		Education Realty Trust, Inc	13,360
500		Entertainment Properties Trust	22,315
800		Equity Lifestyle Properties, Inc	36,000
1,400		Equity One, Inc	32,550
700	*	FelCor Lodging Trust, Inc	10,605
3,856		Fieldstone Investment Corp	44,961
500		First Industrial Realty Trust, Inc	20,025
1,100		Gables Residential Trust	48,015
300		Getty Realty Corp	8,634
400		Gladstone Capital Corp	9,020
400		Glimcher Realty Trust	9,788
600		Harris & Harris Group, Inc	6,660
200		Heritage Property Investment Trust	7,000
1,500		Highland Hospitality Corp	15,390
2,000		Highwoods Properties, Inc	59,020
3,469		Home Properties, Inc	136,158
1,200		HomeBanc Corp	9,264
2,850		IMPAC Mortgage Holdings, Inc	34,941
1,200		Inland Real Estate Corp	18,792
700		Innkeepers U.S.A. Trust	10,815
1,226		Investors Real Estate Trust	11,647
11,209		iShares Russell 2000 Index Fund	744,166
500		Kilroy Realty Corp	28,015
700		Kite Realty Group Trust	10,444
1,100		LaSalle Hotel Properties	37,895
700		Lexington Corporate Properties Trust	16,485
1,800		LTC Properties, Inc	38,160

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
3,840		Luminent Mortgage Capital, Inc	28,992
300		Maguire Properties, Inc	9,015
7,300		MFA Mortgage Investments, Inc	44,749
1,700		Mid-America Apartment Communities, Inc	79,067
11,800		MortgageIT Holdings, Inc	167,796
700		National Health Investors, Inc	19,327
500		Nationwide Health Properties, Inc	11,650
620		New Century Financial Corp	22,487
1,600		Newcastle Investment Corp	44,640
1,000		Novastar Financial, Inc	32,990
1,400		Omega Healthcare Investors, Inc	19,488
300		One Liberty Properties, Inc	5,973
600		Parkway Properties, Inc	28,152
4,600		Pennsylvania Real Estate Investment Trust	194,028
800		Post Properties, Inc	29,800
1,300		Prentiss Properties Trust	52,780
200		PS Business Parks, Inc	9,160
300		RAIT Investment Trust	8,550
500		Ramco-Gershenson Properties	14,595
693		Redwood Trust, Inc	33,687
200		Saul Centers, Inc	7,198
4,200		Saxon Capital, Inc	49,770
1,400		Senior Housing Properties Trust	26,600
600		Sovran Self Storage, Inc	29,370
2,900		Spirit Finance Corp	32,625
800		Strategic Hotel Capital, Inc	14,608
1,600		Sun Communities, Inc	52,416
700		Sunstone Hotel Investors, Inc	17,073
200		Tanger Factory Outlet Centers, Inc	5,562
338	*	Tarragon Corp	6,273
1,100		Taubman Centers, Inc	34,870
600		Town & Country Trust	17,412
1,800		Trustreet Properties, Inc	28,170
400		Universal Health Realty Income Trust	13,300
400		Urstadt Biddle Properties, Inc (Class A)	6,064
400		U-Store-It Trust	8,108
300		Washington Real Estate Investment Trust	9,333
2,700		Winston Hotels, Inc	27,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,465,934

HOTELS AND OTHER LODGING PLACES - 0.70%
790		Ameristar Casinos, Inc	16,463
500	*	Aztar Corp	15,405
1,700	*	Bluegreen Corp	30,005
800	*	Gaylord Entertainment Co	38,120
411	*	Great Wolf Resorts, Inc	4,250
6,900	*	La Quinta Corp	59,961
17,362	*	MTR Gaming Group, Inc	139,070
300	*	Vail Resorts, Inc	8,625

		TOTAL HOTELS AND OTHER LODGING PLACES	311,899

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.73%
1,000		Actuant Corp	46,800
2,259	*	Advanced Digital Information Corp	21,235
7,200	*	AGCO Corp	131,040
5,400		Albany International Corp (Class A)	199,098
5,040	*	Axcelis Technologies, Inc	26,309
301		Black Box Corp	12,630
3,800	*	Blount International, Inc	67,032
1,500		Briggs & Stratton Corp	51,885

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
10,200	*	Brocade Communications Systems, Inc	41,616
1,600	*	Brooks Automation, Inc	21,328
685		Bucyrus International, Inc (Class A)	33,654
600		Cascade Corp	29,220
400		Curtiss-Wright Corp	24,684
1,498	*	Dot Hill Systems Corp	10,081
5,400	*	Emulex Corp	109,134
1,500		Engineered Support Systems, Inc	61,560
4,790	*	EnPro Industries, Inc	161,375
1,495	*	Entegris, Inc	16,894
15,100	*	Extreme Networks, Inc	67,195
400	*	Fargo Electronics, Inc	6,988
1,000	*	Flowserve Corp	36,350
600	*	Gardner Denver, Inc	26,760
7,300	*	Gateway, Inc	19,710
955	*	Global Imaging Systems, Inc	32,518
2,100	*	Hydril	144,144
30		Joy Global, Inc	1,514
700		Kaydon Corp	19,887
4,200		Kennametal, Inc	205,968
1,015	*	Komag, Inc	32,439
900		Lennox International, Inc	24,669
168		Lufkin Industries, Inc	7,316
300		Manitowoc Co, Inc	15,075
3,200	*	Micros Systems, Inc	140,000
600		Modine Manufacturing Co	22,008
200		Nacco Industries, Inc (Class A)	22,890
1,250	*	Netgear, Inc	30,075
662		Nordson Corp	25,176
1,500	*	Oil States International, Inc	54,465
1,502	*	Palm, Inc	42,552
1,900	*	Paxar Corp	32,015
300	*	ProQuest Co	10,860
200	*	Scansource, Inc	9,748
400		Standex International Corp	10,532
4,900		Stewart & Stevenson Services, Inc	116,865
1,100	b*	Surebeam Corp (Class A)	2
341		Tecumseh Products Co (Class A)	7,338
3,000		Tennant Co	122,940
600	*	UNOVA, Inc	20,988
900	*	VeriFone Holdings, Inc	18,099
400		Watsco, Inc	21,244
1,355		Woodward Governor Co	115,243
400		York International Corp	22,428

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,551,576

INSTRUMENTS AND RELATED PRODUCTS - 8.01%
3,558	*	ADE Corp	79,984
25	*	Advanced Medical Optics, Inc	949
400	*	Advanced Neuromodulation Systems, Inc	18,984
2,141	*	Align Technology, Inc	14,387
43	*	American Medical Systems Holdings, Inc	866
433		Analogic Corp	21,828
1,128	*	Angiodynamics, Inc	23,688
828		Arrow International, Inc	23,350
161	*	Arthrocare Corp	6,475
300	*	Aspect Medical Systems, Inc	8,889
440		BEI Technologies, Inc	15,396
400	*	Bio-Rad Laboratories, Inc (Class A)	21,996
400	*	Biosite, Inc	24,744

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
1,406	*	Candela Corp	13,807
900	*	Cepheid, Inc	6,651
2,550		CNS, Inc	66,478
6,172	*	Coherent, Inc	180,716
440		Cohu, Inc	10,406
2,385	*	Conmed Corp	66,494
200	*	Cyberonics, Inc	5,968
551		Datascope Corp	17,092
2,753	*	Dionex Corp	149,350
1,600	*	DJ Orthopedics, Inc	46,304
300		DRS Technologies, Inc	14,808
600		EDO Corp	18,018
1,480	*	Encore Medical Corp	6,956
2,800	*	ESCO Technologies, Inc	140,196
900	*	Esterline Technologies Corp	34,101
389	*	Excel Technology, Inc	9,993
491	*	FEI Co	9,452
7,901	*	Fossil, Inc	143,719
400	*	Foxhollow Technologies, Inc	19,044
900	*	Haemonetics Corp	42,777
3,905	*	Hologic, Inc	225,514
491	*	ICU Medical, Inc	14,121
600	*	I-Flow Corp	8,226
500	*	II-VI, Inc	8,870
700	*	Illumina, Inc	8,967
500	*	Integra LifeSciences Holdings Corp	19,130
700	*	Intermagnetics General Corp	19,558
1,200	*	Intuitive Surgical, Inc	87,948
600		Invacare Corp	25,002
200	*	Itron, Inc	9,132
4,092	*	Ixia	60,193
800		Keithley Instruments, Inc	11,680
799	*	Kyphon, Inc	35,108
400	*	LaBarge, Inc	5,168
253	*	Laserscope	7,130
473	*	LeCroy Corp	7,024
900	*	LTX Corp	3,798
4,900		Mentor Corp	269,549
769	*	Merit Medical Systems, Inc	13,642
2,200		Mine Safety Appliances Co	85,140
8,617	*	MKS Instruments, Inc	148,471
920	*	Molecular Devices Corp	19,219
4,545		MTS Systems Corp	171,665
2,266	*	Nanogen, Inc	7,274
600	*	Rofin-Sinar Technologies, Inc	22,794
1,882	*	Somanetics Corp	47,050
300	*	SonoSite, Inc	8,904
10,400		STERIS Corp	247,416
1,900	*	Sybron Dental Specialties, Inc	79,002
300	*	Symmetry Medical, Inc	7,110
525	*	Techne Corp	29,915
5,700	*	Teledyne Technologies, Inc	196,479
4,698	*	Thoratec Corp	83,436
34	*	Trimble Navigation Ltd	1,145
1,100	*	TriPath Imaging, Inc	7,766
1,600		United Industrial Corp	57,200
2,528	*	Varian, Inc	86,761
726	*	Ventana Medical Systems, Inc	27,639
800	*	Viasys Healthcare, Inc	19,992
767		Vital Signs, Inc	35,351

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
1,118	*	Wright Medical Group, Inc	27,592
1,500		X-Rite, Inc	18,600
422		Young Innovations, Inc	15,977
500	*	Zoll Medical Corp	13,125

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,568,649

INSURANCE AGENTS, BROKERS AND SERVICE - 0.04%
600		Clark, Inc	10,098
200		National Financial Partners Corp	9,028

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	19,126

INSURANCE CARRIERS - 2.30%
1,346		Affirmative Insurance Holdings, Inc	19,598
4,565	*	American Physicians Capital, Inc	224,278
5,600		Bristol West Holdings, Inc	102,200
880	*	Centene Corp	22,026
2,590	*	Covanta Holding Corp	34,784
100		Delphi Financial Group, Inc (Class A)	4,680
1,107		Direct General Corp	21,841
800		EMC Insurance Group, Inc	14,440
200		FBL Financial Group, Inc (Class A)	5,990
800		Great American Financial Resources, Inc	16,000
200		Harleysville Group, Inc	4,800
400		Horace Mann Educators Corp	7,912
518		Infinity Property & Casualty Corp	18,177
100		Kansas City Life Insurance Co	5,117
500		LandAmerica Financial Group, Inc	32,325
193		Midland Co	6,954
1,600	*	Molina Healthcare, Inc	39,984
100	*	National Western Life Insurance Co (Class A)	21,125
1,999	*	Navigators Group, Inc	74,603
1,287		Ohio Casualty Corp	34,903
2,200		Phoenix Cos, Inc	26,840
600	*	PMA Capital Corp (Class A)	5,268
944		Presidential Life Corp	16,992
700	*	ProAssurance Corp	32,669
624		Safety Insurance Group, Inc	22,208
600		Selective Insurance Group, Inc	29,340
295		State Auto Financial Corp	9,334
400		Stewart Information Services Corp	20,480
300		Tower Group, Inc	4,536
148	*	Triad Guaranty, Inc	5,804
2,400		UICI	86,400
200		United Fire & Casualty Co	9,022
500	*	WellCare Health Plans, Inc	18,525
400		Zenith National Insurance Corp	25,076

		TOTAL INSURANCE CARRIERS	1,024,231

JUSTICE, PUBLIC ORDER AND SAFETY - 0.11%
1,000	*	Corrections Corp of America	39,700
400	*	Geo Group, Inc	10,600

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	50,300

LEATHER AND LEATHER PRODUCTS - 0.52%
400		Brown Shoe Co, Inc	13,200
400	*	Genesco, Inc	14,896
315		Weyco Group, Inc	6,142
9,450		Wolverine World Wide, Inc	198,923

		TOTAL LEATHER AND LEATHER PRODUCTS	233,161

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
LEGAL SERVICES - 0.02%
400	*	FTI Consulting, Inc	10,104

		TOTAL LEGAL SERVICES	10,104

LUMBER AND WOOD PRODUCTS - 0.13%
2,700	*	Champion Enterprises, Inc	39,906
400		Deltic Timber Corp	18,420

		TOTAL LUMBER AND WOOD PRODUCTS	58,326

METAL MINING - 0.24%
400		Cleveland-Cliffs, Inc	34,844
9,300	*	Coeur d’Alene Mines Corp	39,339
3,100	*	Hecla Mining Co	13,578
500		Royal Gold, Inc	13,435
700	*	Stillwater Mining Co	6,405

		TOTAL METAL MINING	107,601

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
1,500		Blyth, Inc	33,435
1,100		Callaway Golf Co	16,599
300	*	Leapfrog Enterprises, Inc	4,431
11,800		Marine Products Corp	130,154
5,500		Yankee Candle Co, Inc	134,750

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	319,369

MISCELLANEOUS RETAIL - 0.71%
100	*	1-800-FLOWERS.COM, Inc (Class A)	701
700		Big 5 Sporting Goods Corp	16,702
195		Blair Corp	7,193
600	*	Build-A-Bear Workshop, Inc	13,380
4,100		Cash America International, Inc	85,075
3,700	*	Petco Animal Supplies, Inc	78,292
898	*	Priceline.com, Inc	17,349
900	*	Sports Authority, Inc	26,496
350	*	Systemax, Inc	2,464
800		World Fuel Services Corp	25,960
1,620	*	Zale Corp	44,032

		TOTAL MISCELLANEOUS RETAIL	317,644

MOTION PICTURES - 0.07%
300		Carmike Cinemas, Inc	6,882
935	*	Macrovision Corp	17,858
900	*	Time Warner Telecom, Inc (Class A)	7,020

		TOTAL MOTION PICTURES	31,760

NONDEPOSITORY INSTITUTIONS - 1.86%
300	*	Accredited Home Lenders Holding Co	10,548
12,300		Advance America Cash Advance Centers, Inc	162,975
996		Advanta Corp (Class A)	25,956
413		Asta Funding, Inc	12,539
7,158		Beverly Hills Bancorp, Inc	73,441
1,400		CharterMac	28,700
562	*	Collegiate Funding Services LLC	8,323
594	*	CompuCredit Corp	26,385
1,050	*	Credit Acceptance Corp	15,015
1,650		Doral Financial Corp	21,566
200	b*	DVI, Inc	—
2,002	*	Encore Capital Group, Inc	35,716
300		Federal Agricultural Mortgage Corp (Class C)	7,302
1,472	*	First Cash Financial Services, Inc	38,743

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
700		MCG Capital Corp	11,809
13,200	*	Metris Cos, Inc	193,116
700		NGP Capital Resources Co	10,542
18,600	*	Ocwen Financial Corp	129,084
625	*	World Acceptance Corp	15,881

		TOTAL NONDEPOSITORY INSTITUTIONS	827,641

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
300		AMCOL International Corp	5,721

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	5,721

OIL AND GAS EXTRACTION - 3.74%
146	*	Atlas America, Inc	7,132
3,100		Berry Petroleum Co (Class A)	206,739
200	*	Bill Barrett Corp	7,364
1,850		Cabot Oil & Gas Corp (Class A)	93,444
1,649	*	Cal Dive International, Inc	104,563
1,200	*	Callon Petroleum Co	25,116
1,782	*	Cheniere Energy, Inc	73,704
2,062	*	Cimarex Energy Co	93,470
400	*	Comstock Resources, Inc	13,124
500	*	Edge Petroleum Corp	13,195
150	*	Encore Acquisition Co	5,827
745	*	FX Energy, Inc	8,918
10,777	*	Global Industries Ltd	158,853
21,800	*	Grey Wolf, Inc	183,774
3,400	*	Harvest Natural Resources, Inc	36,482
500	*	Houston Exploration Co	33,625
600	*	KCS Energy, Inc	16,518
500	*	McMoRan Exploration Co	9,720
3,170	*	Meridian Resource Corp	13,219
500	*	Oceaneering International, Inc	26,705
2,000	*	Parker Drilling Co	18,540
200	v*	PetroCorp (Escrow)	—
2,423	*	Petroleum Development Corp	92,898
300	*	Remington Oil & Gas Corp	12,450
500		RPC, Inc	12,880
300	*	SEACOR Holdings, Inc	21,774
300	*	Spinnaker Exploration Co	19,407
2,000		St. Mary Land & Exploration Co	73,200
400	*	Stone Energy Corp	24,416
700	*	Superior Energy Services	16,163
1,000	*	Swift Energy Co	45,750
300		Todco	12,513
400	*	Toreador Resources Corp	14,160
13,200	*	Transmontaigne, Inc	105,468
600	*	Veritas DGC, Inc	21,972
500		W&T Offshore, Inc	16,215
400	*	W-H Energy Services, Inc	12,968
300	*	Whiting Petroleum Corp	13,152

		TOTAL OIL AND GAS EXTRACTION	1,665,418

PAPER AND ALLIED PRODUCTS - 0.45%
1,000		Bowater, Inc	28,270
4,300	*	Buckeye Technologies, Inc	34,916
600		Glatfelter	8,454
600		Greif, Inc (Class A)	36,060
1,300		Longview Fibre Co	25,337
500		Neenah Paper, Inc	14,650
700	*	Playtex Products, Inc	7,700

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
600		Potlatch Corp	31,272
300		Schweitzer-Mauduit International, Inc	6,696
600		Wausau Paper Corp	7,506

		TOTAL PAPER AND ALLIED PRODUCTS	200,861

PERSONAL SERVICES - 0.18%
550	*	Coinstar, Inc	10,181
2,300		Jackson Hewitt Tax Service, Inc	54,993
400		Unifirst Corp	14,028

		TOTAL PERSONAL SERVICES	79,202

PETROLEUM AND COAL PRODUCTS - 1.44%
5,245		Frontier Oil Corp	232,616
1,800	*	Giant Industries, Inc	105,372
400	*	Headwaters, Inc	14,960
3,600		Holly Corp	230,328
700		Tesoro Corp	47,068
400		WD-40 Co	10,604

		TOTAL PETROLEUM AND COAL PRODUCTS	640,948

PRIMARY METAL INDUSTRIES - 2.79%
19,800	*	AK Steel Holding Corp	169,686
400	*	Aleris International, Inc	10,980
900		Belden CDT, Inc	17,487
400	*	Brush Engineered Materials, Inc	6,352
1,700		Carpenter Technology Corp	99,637
200	*	Century Aluminum Co	4,496
7,210	*	Chaparral Steel Co	181,836
1,700	*	CommScope, Inc	29,478
1,000	*	General Cable Corp	16,800
834		Gibraltar Industries, Inc	19,074
2,000	*	Lone Star Technologies, Inc	111,180
1,592		Matthews International Corp (Class A)	60,162
1,500	*	Maverick Tube Corp	45,000
700		Mueller Industries, Inc	19,439
800	*	NS Group, Inc	31,400
4,300		Quanex Corp	284,746
800		Roanoke Electric Steel Corp	16,024
400	*	RTI International Metals, Inc	15,740
400		Schnitzer Steel Industries, Inc (Class A)	13,028
1,402		Steel Dynamics, Inc	47,612
400		Steel Technologies, Inc	10,372
600	*	Superior Essex, Inc	10,806
200		Texas Industries, Inc	10,880
700		Tredegar Corp	9,107

		TOTAL PRIMARY METAL INDUSTRIES	1,241,322

PRINTING AND PUBLISHING - 1.63%
200	*	ACCO Brands Corp	5,644
500		Banta Corp	25,445
5,000	*	Consolidated Graphics, Inc	215,250
203		CSS Industries, Inc	6,601
700		Ennis, Inc	11,760
1,100		Hollinger International, Inc	10,780
2,300		John H Harland Co	102,120
1,300		Journal Communications, Inc	19,370
1,200		Journal Register Co	19,416
2,400		Media General, Inc (Class A)	139,224
4,900	*	Primedia, Inc	20,041
1,200		Reader’s Digest Association, Inc (Class A)	19,164
2,325	*	Scholastic Corp	85,932
1,200	*	Valassis Communications, Inc	46,776

		TOTAL PRINTING AND PUBLISHING	727,523

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
RAILROAD TRANSPORTATION - 0.14%
700		Florida East Coast Industries	31,703
200	*	Genesee & Wyoming, Inc (Class A)	6,340
1,000	*	Kansas City Southern Industries, Inc	23,310

		TOTAL RAILROAD TRANSPORTATION	61,353

REAL ESTATE - 0.78%
1,572	*	Alderwoods Group, Inc	25,749
200		Consolidated-Tomoka Land Co	13,600
3,600		Jones Lang LaSalle, Inc	165,816
2,026		Stewart Enterprises, Inc (Class A)	13,432
5,200	*	Trammell Crow Co	128,336

		TOTAL REAL ESTATE	346,933

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.55%
400	*	Deckers Outdoor Corp	9,624
600	*	Goodyear Tire & Rubber Co	9,354
600		Schulman (A.), Inc	10,770
1,200	*	Skechers U.S.A., Inc (Class A)	19,644
400		Spartech Corp	7,816
10,200		Titan International, Inc	140,046
300		Tupperware Corp	6,834
1,400		West Pharmaceutical Services, Inc	41,538

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	245,626

SECURITY AND COMMODITY BROKERS - 0.47%
100		BKF Capital Group, Inc	3,093
5,202		Calamos Asset Management, Inc (Class A)	128,385
500	*	Investment Technology Group, Inc	14,800
1,500	*	Knight Capital Group, Inc	12,465
828	*	MarketAxess Holdings, Inc	11,261
600		optionsXpress Holdings, Inc	11,424
300	*	Piper Jaffray Cos	8,958
500	*	Stifel Financial Corp	17,950
9		Value Line, Inc	352

		TOTAL SECURITY AND COMMODITY BROKERS	208,688

SOCIAL SERVICES - 0.04%
300	*	Bright Horizons Family Solutions, Inc	11,520
400	*	Res-Care, Inc	6,156

		TOTAL SOCIAL SERVICES	17,676

SPECIAL TRADE CONTRACTORS - 0.51%
300		Chemed Corp	13,002
2,900	*	Comfort Systems USA, Inc	25,549
1,700	*	Dycom Industries, Inc	34,374
2,100	*	EMCOR Group, Inc	124,530
50	*	Layne Christensen Co	1,178
2,197	*	Quanta Services, Inc	28,034

		TOTAL SPECIAL TRADE CONTRACTORS	226,667

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
600		Apogee Enterprises, Inc	10,260
400	*	Cabot Microelectronics Corp	11,752
150		CARBO Ceramics, Inc	9,899
100		Eagle Materials, Inc	12,137

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	44,048

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
TEXTILE MILL PRODUCTS - 0.06%
939	*	Dixie Group, Inc	14,968
300		Oxford Industries, Inc	13,536

		TOTAL TEXTILE MILL PRODUCTS	28,504

TOBACCO PRODUCTS - 0.02%
200		Universal Corp (Virginia)	7,766

		TOTAL TOBACCO PRODUCTS	7,766

TRANSPORTATION BY AIR - 1.18%
26,033	*	ABX Air, Inc	213,471
700	*	Alaska Air Group, Inc	20,342
2,200	*	Continental Airlines, Inc (Class B)	21,252
4,118	b*	Delta Air Lines, Inc	3,088
500	*	EGL, Inc	13,575
1,600	*	ExpressJet Holdings, Inc	14,352
1,574	*	Mesa Air Group, Inc	12,986
2,500	b*	Northwest Airlines Corp	1,662
700	*	Offshore Logistics, Inc	25,900
1,330	*	Pinnacle Airlines Corp	8,645
677		Skywest, Inc	18,157
16,055	*	World Air Holdings, Inc	170,183

		TOTAL TRANSPORTATION BY AIR	523,613

TRANSPORTATION EQUIPMENT - 2.28%
3,800	*	AAR Corp	65,284
533	*	Aftermarket Technology Corp	9,802
1,500		American Axle & Manufacturing Holdings, Inc	34,620
4,912		Arctic Cat, Inc	100,892
1,300	*	Armor Holdings, Inc	55,913
1,300		ArvinMeritor, Inc	21,736
200		Clarcor, Inc	5,744
1,500	*	Fleetwood Enterprises, Inc	18,450
300		Freightcar America, Inc	12,234
1,900	*	GenCorp, Inc	35,435
700	*	Group 1 Automotive, Inc	19,320
400		Heico Corp	9,280
1,900		JLG Industries, Inc	69,521
199		Kaman Corp (Class A)	4,070
1,600	*	Orbital Sciences Corp	20,000
500		Superior Industries International, Inc	10,760
2,300		Thor Industries, Inc	78,200
800		Trinity Industries, Inc	32,392
2,400	*	Triumph Group, Inc	89,208
3,400		Wabash National Corp	66,844
800		Westinghouse Air Brake Technologies Corp	21,824
8,100		Winnebago Industries, Inc	234,657

		TOTAL TRANSPORTATION EQUIPMENT	1,016,186

TRANSPORTATION SERVICES - 0.28%
676		Ambassadors Group, Inc	15,075
800		GATX Corp	31,640
304	*	HUB Group, Inc	11,160
1,000	*	Navigant International, Inc	12,375
1,800		Pacer International, Inc	47,448
680	*	Pegasus Solutions, Inc	6,106

		TOTAL TRANSPORTATION SERVICES	123,804

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
TRUCKING AND WAREHOUSING - 0.39%
1,898		Arkansas Best Corp	66,183
750		Forward Air Corp	27,630
600		Heartland Express, Inc	12,204
655	*	SCS Transportation, Inc	10,290
369	*	U.S. Xpress Enterprises, Inc (Class A)	4,303
1,828	*	Universal Truckload Services, Inc	33,964
1,063		Werner Enterprises, Inc	18,379

		TOTAL TRUCKING AND WAREHOUSING	172,953

WATER TRANSPORTATION - 0.02%
200	*	Kirby Corp	9,886

		TOTAL WATER TRANSPORTATION	9,886

WHOLESALE TRADE-DURABLE GOODS - 1.17%
871		Agilysys, Inc	14,667
1,100		Applied Industrial Technologies, Inc	39,468
1,200	*	Aviall, Inc	40,536
546	*	Beacon Roofing Supply, Inc	17,838
400		BlueLinx Holdings, Inc	5,376
1,317		Building Material Holding Corp	122,731
4,292	*	Digi International, Inc	46,053
200	*	Drew Industries, Inc	5,162
600		Hughes Supply, Inc	19,560
200	*	Imagistics International, Inc	8,370
1,070	*	Insight Enterprises, Inc	19,902
200	*	Interline Brands, Inc	4,202
1,100		Owens & Minor, Inc	32,285
1,900	*	PSS World Medical, Inc	25,346
100		Reliance Steel & Aluminum Co	5,293
300		Ryerson Tull, Inc	6,390
196	*	Strattec Security Corp	10,163
2,600	*	Sycamore Networks, Inc	9,802
200	*	TBC Corp	6,898
4,200	*	Visteon Corp	41,076
1,200	*	WESCO International, Inc	40,644

		TOTAL WHOLESALE TRADE-DURABLE GOODS	521,762

WHOLESALE TRADE-NONDURABLE GOODS - 1.54%
700		Handleman Co	8,841
300		Kenneth Cole Productions, Inc (Class A)	8,187
6,887		K-Swiss, Inc (Class A)	203,648
300	*	Men’s Wearhouse, Inc	8,010
758	*	Metals USA, Inc	15,509
800		Myers Industries, Inc	9,312
600		Nash Finch Co	25,314
500		Nu Skin Enterprises, Inc (Class A)	9,525
1,295	*	Performance Food Group Co	40,870
500	*	Smart & Final, Inc	6,470
1,100	*	Source Interlink Cos, Inc	12,166
7,440	*	Spartan Stores, Inc	76,632
1,300		Stride Rite Corp	16,666
200		The Andersons, Inc	5,856
300	*	Tractor Supply Co	13,695
300	*	United Natural Foods, Inc	10,608
4,503	*	United Stationers, Inc	215,514

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	686,823

		TOTAL COMMON STOCKS (Cost $41,945,403)	44,507,312

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES		VALUE
	TOTAL PORTFOLIO - 99.94% (Cost $41,945,403)	44,507,312
	OTHER ASSETS & LIABILITIES, NET - 0.06%	25,763

	NET ASSETS - 100.00%	$44,533,075

*	Non-income producing

b	In bankruptcy

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.23%
HOLDING AND OTHER INVESTMENT OFFICES - 87.53%
72,000		Affordable Residential Communities	$727,920
12,300		AMB Property Corp	552,270
7,500		American Campus Communities, Inc	180,150
84,000		American Financial Realty Trust	1,192,800
6,869		American Land Lease, Inc	163,139
48,500		Archstone-Smith Trust	1,933,695
5,486		Ashford Hospitality Trust, Inc	59,029
11,947		AvalonBay Communities, Inc	1,023,858
67,000		Bimini Mortgage Management, Inc (Class A)	757,100
10,500		BioMed Realty Trust, Inc	260,400
22,500		BNP Residential Properties, Inc	322,875
22,000		Boston Properties, Inc	1,559,800
11,000		BRE Properties, Inc (Class A)	489,500
12,918		Capital Lease Funding, Inc	133,701
16,000		CarrAmerica Realty Corp	575,200
25,000	f,v*	CBRE Realty Finance, Inc	375,000
17,000		Cedar Shopping Centers, Inc	245,990
6,200		Centerpoint Properties Trust	277,760
9,500		Colonial Properties Trust	422,560
34,722		Columbia Equity Trust, Inc	506,941
13,638		Corporate Office Properties Trust	476,648
15,000	f,v	Crystal River Capital, Inc	375,000
105,000		Deerfield Triarc Capital Corp	1,455,300
25,000	v*	Deerfield Triarc Capital Corp	346,500
26,200		Developers Diversified Realty Corp	1,223,540
71,000		DiamondRock Hospitality Co	834,250
25,000	v	DiamondRock Hospitality Co	293,750
17,000		Duke Realty Corp	575,960
3,670		EastGroup Properties, Inc	160,563
175,122		ECC Capital Corp	570,898
65,000		Education Realty Trust, Inc	1,085,500
6,500		Equity One, Inc	151,125
38,434		Equity Residential	1,454,727
7,000		Essex Property Trust, Inc	630,000
83,059		Extra Space Storage, Inc	1,277,447
10,400		Federal Realty Investment Trust	633,672
56,000		Feldman Mall Properties, Inc	728,000
32,103		General Growth Properties, Inc	1,442,388
65,000		GMH Communities Trust	953,550
12,234		Gramercy Capital Corp	293,127
50,000	v*	Gramercy Capital Corp (Unregistered)	1,198,000
20,000	f,v*	GSC Capital Corp	500,000
57,500		Hersha Hospitality Trust	570,975
70,000		Highland Hospitality Corp	718,200
7,500		Home Properties, Inc	294,375
69,500		HomeBanc Corp	536,540
86,000		Host Marriott Corp	1,453,400
8,331		Innkeepers U.S.A. Trust	128,714
14,000		iStar Financial, Inc	566,020

TIAA-CREF Life Funds - Real Estate Securities Fund

SHARES			VALUE
25,000	v*	JER Investors Trust, Inc	451,500
32,000		JER Investors Trust, Inc	577,920
40,000		Kimco Realty Corp	1,256,800
20,000		Kite Realty Group Trust	298,400
12,500	v*	KKR Financial Corp	278,000
57,000		KKR Financial Corp	1,267,680
7,500		LaSalle Hotel Properties	258,375
12,500		Lexington Corporate Properties Trust	294,375
4,000		Liberty Property Trust	170,160
90,501		LTC Properties, Inc	1,918,621
11,000		Macerich Co	714,340
9,300		Mack-Cali Realty Corp	417,942
80,000		Medical Properties Trust, Inc	784,000
14,000		Mills Corp	771,120
72,000		Monmouth REIT (Class A)	589,680
28,732		MortgageIT Holdings, Inc	408,569
14,000		New Plan Excel Realty Trust	321,300
18,500		Newcastle Investment Corp	516,150
2,509		NorthStar Realty Finance Corp	23,560
17,548		Novastar Financial, Inc	578,909
30,000	v*	Origen Financial Co	300,000
10,500		Pan Pacific Retail Properties, Inc	691,950
14,700		Parkway Properties, Inc	689,724
30,000	f,v*	People’s Choice Financial Corp	300,000
9,500		Prentiss Properties Trust	385,700
41,000		Prologis	1,816,710
991		PS Business Parks, Inc	45,388
24,600		Public Storage, Inc	1,648,200
14,000		RAIT Investment Trust	399,000
22,000		Reckson Associates Realty Corp	760,100
16,500		Regency Centers Corp	947,925
44,000		Simon Property Group, Inc	3,261,280
58,253		Sizeler Property Investors, Inc	707,191
10,100		SL Green Realty Corp	688,618
25,000	v*	Spirit Financial Corp	281,250
10,452		Strategic Hotel Capital, Inc	190,854
28,000		Sunset Financial Resources, Inc	225,400
37,083		Sunstone Hotel Investors, Inc	904,454
25,500		United Dominion Realty Trust, Inc	604,350
26,500		Vornado Realty Trust	2,295,430

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	61,728,782

HOTELS AND OTHER LODGING PLACES – 9.71%
10,000		Fairmont Hotels & Resorts	334,200
70,000	*	Great Wolf Resorts, Inc	723,800
40,661		Hilton Hotels Corp	907,554
19,770	*	Interstate Hotels & Resorts, Inc	91,931
351,432	*	Jameson Inns, Inc	723,950
90,000	*	Lodgian, Inc	922,500
55,000		Starwood Hotels & Resorts Worldwide, Inc	3,144,350

		TOTAL HOTELS AND OTHER LODGING PLACES	6,848,285

REAL ESTATE – 1.99%
40,000	f,v*	Asset Capital Corp, Inc	340,000
32,000	*	Brookfield Properties Corp	943,039
9,322		Thomas Properties Group, Inc	121,278

		TOTAL REAL ESTATE	1,404,317

TIAA-CREF Life Funds - Real Estate Securities Fund

SHARES		VALUE
	TOTAL COMMON STOCKS (Cost $67,843,869)	69,981,384

	TOTAL PORTFOLIO - 99.23% (Cost $67,843,869)	69,981,384
	OTHER ASSETS & LIABILITIES, NET - 0.77%	544,852

	NET ASSETS - 100.00%	$70,526,236

*	Non-income producing

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2005, the value of these securities amounted to $1,890,000 or 2.68% of net assets.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Fund are as follows:

Security	Acquisition Date	Acquisition Cost	Value
Asset Capital Corp, Inc	06/23/05	$340,000	$340,000
CBRE Realty Financial, Inc	06/02/05	375,000	375,000
Crystal River Capital, Inc	03/09/05	375,000	375,000
GSC Capital Corp	06/24/05	500,000	500,000
People’s Choice Financial Corp	12/21/04	300,000	300,000

TIAA-CREF Life Funds - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

PRINCIPAL			RATE	MATURITY DATE	MOODYS RATING +	VALUE
BONDS - 99.21%
CORPORATE BONDS - 31.54%
ASSET BACKED - 3.98%
$ 400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	$402,947
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	993,001
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	488,440
250,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	248,535
453,125		Totem Ocean Trailer Express, Inc	4.514	12/18/19	Aaa	446,364

		TOTAL ASSET BACKED				2,579,287

CHEMICALS AND ALLIED PRODUCTS - 0.30%
100,000		Genentech, Inc	5.250	07/15/35	A1	96,138
100,000		Procter & Gamble Co (Sr Note)	4.950	08/15/14	Aa3	101,011

		TOTAL CHEMICALS AND ALLIED PRODUCTS				197,149

COMMUNICATIONS - 1.65%
100,000		BellSouth Corp	6.875	10/15/31	A2	111,523
100,000		British Telecommunications plc	8.875	12/15/30	Baa1	135,878
100,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa2	111,499
100,000	g	COX Communications, Inc	5.450	12/15/14	Baa3	99,364
100,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	A3	129,271
100,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	134,567
100,000		SBC Communications, Inc	6.450	06/15/34	A2	105,760
100,000		Sprint Capital Corp (Guarantee Note)	8.750	03/15/32	Baa2	134,166
100,000		Vodafone Group plc	6.250	11/30/32	A2	107,762

		TOTAL COMMUNICATIONS				1,069,790

DEPOSITORY INSTITUTIONS - 13.70%
100,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	98,781
100,000		Bank One Corp (Sub Note)	5.900	11/15/11	A1	104,647
212,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	210,968
200,000		Citigroup, Inc (Sub Note)	5.875	02/22/33	Aa2	205,797
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	246,599
100,000		MBNA America Bank NA	4.625	08/03/09	Baa1	99,589
3,420,000		TRAINS (Secured Note)	6.962	01/15/12	A3	3,737,718
3,741,535		TRAINS (Secured Note)	5.940	01/25/07	A3	3,772,553
100,000		US Bancorp (Sr Note)	4.500	07/29/10	Aa2	99,004
100,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	101,134
100,000		Washington Mutual Bank	4.500	08/25/08	A2	99,470
100,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	100,275

		TOTAL DEPOSITORY INSTITUTIONS				8,876,535

ELECTRIC, GAS, AND SANITARY SERVICES - 0.78%
100,000		Florida Power & Light Co (First Mortgage Bond)	4.850	02/01/13	Aa3	100,129
100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	106,486
100,000		Southern California Edison Co (First Mortgage Bond)	5.350	07/15/35	A3	96,878
100,000		Virginia Electric and Power Co (Sr Note)	4.750	03/01/13	A3	98,414
100,000		Washington Gas Light	7.310	10/30/07	A2	105,154

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				507,061

FOOD AND KINDRED PRODUCTS - 0.15%
100,000	g	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	98,644

		TOTAL FOOD AND KINDRED PRODUCTS				98,644

GENERAL BUILDING CONTRACTORS - 0.45%
200,000		Centex Corp	5.250	06/15/15	Baa2	191,359
100,000		Lennar Corp (Sr Unsecured Note)	5.600	05/31/15	Baa3	97,959

		TOTAL GENERAL BUILDING CONTRACTORS				289,318

GENERAL MERCHANDISE STORES - 0.50%
220,000		Sears Roebuck Acceptance	6.750	08/15/11	Ba1	227,732
100,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	96,846

		TOTAL GENERAL MERCHANDISE STORES				324,578

HOLDING AND OTHER INVESTMENT OFFICES - 0.15%
100,000	g	iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	100,094

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				100,094

INSTRUMENTS AND RELATED PRODUCTS - 0.15%
100,000	g	Medtronic, Inc	4.750	09/15/15	A1	98,766

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				98,766

TIAA-CREF Life Funds - Bond Fund

PRINCIPAL			RATE	MATURITY DATE	MOODYS RATING +	VALUE
INSURANCE CARRIERS - 0.62%
100,000		American International Group, Inc	5.050	10/01/15	Aa2	99,550
100,000		Metlife, Inc (Sr Unsecured Note)	5.000	06/15/15	A2	98,650
100,000		Travelers Property Casualty Corp (Sr Note)	6.375	03/15/33	A3	103,436
100,000		WellPoint, Inc	3.500	09/01/07	Baa1	97,701

		TOTAL INSURANCE CARRIERS				399,337

METAL MINING - 0.30%
100,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	97,459
100,000	g	Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	Aa3	97,013

		TOTAL METAL MINING				194,472

MOTION PICTURES - 0.32%
100,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	104,653
100,000		News America, Inc	5.300	12/15/14	Baa3	99,647

		TOTAL MOTION PICTURES				204,300

NONDEPOSITORY INSTITUTIONS - 1.26%
220,000		Ford Motor Credit Co	6.500	01/25/07	Baa3	220,550
100,000		General Electric Capital Corp	5.875	02/15/12	Aaa	105,791
100,000		HSBC Finance Corp	4.750	07/15/13	A1	97,716
100,000		HSBC Finance Corp	5.000	06/30/15	A1	98,343
100,000		HSBC Finance Corp (Unsecured Note)	4.125	11/16/09	A1	97,344
100,000		John Deere Capital Corp (Sr Note)	4.500	08/25/08	A3	99,523
100,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	95,447

		TOTAL NONDEPOSITORY INSTITUTIONS				814,714

OIL AND GAS EXTRACTION - 1.39%
500,000	v	Cal Dive International, Inc	4.930	02/01/27	NR	500,000
100,000		Canadian Natural Resources Ltd	5.850	02/01/35	Baa1	99,367
100,000		Enterprise Products Operating Lp (Sr Note)	4.000	10/15/07	Baa3	97,939
100,000		Petro-Canada	5.950	05/15/35	Baa2	100,062
100,000		XTO Energy, Inc (Sr Unsecured Note)	5.300	06/30/15	Baa3	100,068

		TOTAL OIL AND GAS EXTRACTION				897,436

OTHER MORTGAGE BACKED SECURITIES - 3.60%
719,257		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	NR	726,000
50,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	49,555
298,020		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	297,656
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	768,818
500,000		Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	NR	493,367

		TOTAL OTHER MORTGAGE BACKED SECURITIES				2,335,396

PAPER AND ALLIED PRODUCTS - 0.15%
100,000		Bemis Co (Sr Sub Note)	4.875	04/01/12	Baa1	98,346

		TOTAL PAPER AND ALLIED PRODUCTS				98,346

PETROLEUM AND COAL PRODUCTS - 0.32%
100,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	108,038
100,000	g	PTT PCL	5.875	08/03/35	A2	96,002

		TOTAL PETROLEUM AND COAL PRODUCTS				204,040

PRIMARY METAL INDUSTRIES - 0.15%
100,000		Alcan, Inc	5.000	06/01/15	Baa1	98,280

		TOTAL PRIMARY METAL INDUSTRIES				98,280

PRINTING AND PUBLISHING - 0.17%
100,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	110,720

		TOTAL PRINTING AND PUBLISHING				110,720

SECURITY AND COMMODITY BROKERS - 0.94%
100,000		Credit Suisse First Boston USA, Inc	4.875	08/15/10	Aa3	100,095
100,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	98,531
100,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	102,239
100,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	109,026
100,000		Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	99,687
100,000		Morgan Stanley	5.300	03/01/13	Aa3	101,292

		TOTAL SECURITY AND COMMODITY BROKERS				610,870

TRANSPORTATION EQUIPMENT - 0.51%
100,000		Boeing Co	6.125	02/15/33	A3	110,068
100,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	120,865
100,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	96,024

		TOTAL TRANSPORTATION EQUIPMENT				326,957

		TOTAL CORPORATE BONDS (Cost $20,835,370)				20,436,090

TIAA-CREF Life Funds - Bond Fund

PRINCIPAL			RATE	MATURITY DATE	MOODYS RATING +	VALUE
GOVERNMENT BONDS - 67.67%
AGENCY SECURITIES - 22.66%
550,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	535,203
550,000		FFCB	4.125	04/15/09	Aaa	544,234
500,000		FFCB	4.875	07/20/23	Aaa	493,059
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	08/17/07	Aaa	1,986,315
500,000		FHLMC	3.500	04/28/08	Aaa	489,234
1,500,000		FHLMC	7.000	03/15/10	Aaa	1,649,050
500,000		FHLMC	6.875	09/15/10	Aaa	551,291
1,000,000		FHLMC	5.875	03/21/11	Aa2	1,053,237
250,000		FHLMC	6.250	03/05/12	Aa2	255,158
200,000		FHLMC	4.375	07/17/15	Aaa	195,502
2,000,000		Federal National Mortgage Association (FNMA)	3.125	07/15/06	Aaa	1,981,714
1,000,000		FNMA	3.875	05/15/07	Aaa	992,434
200,000		FNMA	4.125	01/30/12	Aaa	193,439
1,000,000		FNMA	5.250	08/01/12	Aa2	1,023,404
500,000		FNMA	2.000	08/17/12	Aaa	422,711
500,000		FNMA	6.470	09/25/12	Aaa	554,935
234,256		FNMA	4.500	03/01/19	NR	229,556
332,878		FNMA	5.500	07/01/33	NR	333,033
497,980		FNMA	4.500	09/01/33	NR	475,696
299,562	h	FNMA	7.500	07/01/35	NR	317,011
340,000		FNMA	6.210	08/06/38	Aaa	405,853

		TOTAL AGENCY SECURITIES				14,682,069

FOREIGN GOVERNMENT BONDS - 4.06%
100,000	h,v	China Development Bank	5.000	10/15/15	A2	99,580
200,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	197,268
250,000		Federal Republic of Germany	3.875	06/01/10	Aaa	245,404
100,000		Hokkaido Tohoku Development Finance Public Corp	4.250	06/09/15	Aaa	96,745
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	106,500
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	998,696
100,000		Province of Ontario	4.500	02/03/15	Aa2	98,586
200,000		Province of Quebec Canada	4.600	05/26/15	A1	196,655
500,000		Province of Saskatchewan Canada (Deb)	7.375	07/15/13	Aa2	588,563

		TOTAL FOREIGN GOVERNMENT BONDS				2,627,997

MORTGAGE BACKED SECURITIES - 32.24%
473,406		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		472,496
594,341		FGLMC	5.000	02/01/19		592,996
592,919		FGLMC	5.000	07/01/33		581,669
419,322		FGLMC	5.000	11/01/33		411,366
765,412		FGLMC	6.000	11/01/33		778,849
224,264		FGLMC	6.500	08/01/34		230,628
734,876		Federal National Mortgage Association (FNMA)	6.294	12/01/08		751,672
1,964,663		FNMA	4.560	01/01/15		1,931,812
456,809		FNMA	6.000	02/01/18		469,973
209,526		FNMA	5.500	04/01/18		212,642
150,386		FNMA	5.500	05/01/18		152,623
494,356		FNMA	5.500	07/01/20		501,693
364,085		FNMA	5.500	02/01/24		366,437
825,845		FNMA	5.500	07/01/24		830,806
1,146,927		FNMA	5.500	07/01/33		1,147,460
773,890		FNMA	5.500	07/01/33		774,250
424,241		FNMA	4.500	08/01/33		405,290
751,472		FNMA	6.000	10/01/33		764,155
398,119		FNMA	5.000	11/01/33		390,656
2,109,147		FNMA	5.500	11/01/33		2,110,126
880,840		FNMA	5.000	03/01/34		864,327
1,585,009		FNMA	5.000	03/01/34		1,555,294
420,555		FNMA	4.350	03/25/34		407,344
1,383,519		FNMA	5.500	11/01/34		1,383,619
1,553,360		FNMA	5.000	02/25/35		1,550,535
149,564	h	FNMA	7.500	06/01/35		158,276
610,504		Government National Mortgage Association (GNMA)	5.500	07/20/33		615,552
99,691		GNMA	5.000	03/15/34		98,716
378,757		GNMA	5.000	06/15/34		375,050

		TOTAL MORTGAGE BACKED SECURITIES				20,886,312

U.S. TREASURY SECURITIES - 8.71%
1,470,000		United States Treasury Bond	8.000	11/15/21		2,035,406
214,000		United States Treasury Bond	5.375	02/15/31		239,881

TIAA-CREF Life Funds - Bond Fund

PRINCIPAL			RATE	MATURITY DATE	MOODYS RATING +	VALUE
595,640	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09		646,550
800,000		United States Treasury Note	2.625	05/15/08		769,312
1,000,000		United States Treasury Note	4.000	06/15/09		993,170
1,000,000		United States Treasury Note	3.625	05/15/13		959,370

		TOTAL U.S. TREASURY SECURITIES				5,643,689

		TOTAL GOVERNMENT BONDS (Cost $44,177,890)				43,840,067

		TOTAL BONDS (Cost $65,013,260)				64,276,157

SHORT-TERM INVESTMENTS - 0.94%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
610,000		Federal Home Loan Bank (FHLB)	3.180	10/03/05		610,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				610,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $609,892)				610,000

		TOTAL PORTFOLIO - 100.15% (Cost $65,623,152)				64,886,157
		OTHER ASSETS & LIABILITIES, NET - (0.15)%				(96,623)

		NET ASSETS - 100.00%				$64,789,534

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2005, the value of these securities amounted to $589,883 or 0.91% of net assets.

h	These securities were purchased on a delayed delivery basis.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

v	Security valued at fair value.

+	As provided by Moody’s Investors Service (Unaudited).

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2005

PRINCIPAL			RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.25%
CERTIFICATES OF DEPOSITS - 6.85%
$500,000		ABN Amro Bank N.V.	3.830	11/28/05	$500,008
750,000		National City Corp	3.540	10/18/05	749,996
500,000		PNC Bank, NA	3.610	12/30/05	500,012
750,000		Wells Fargo	3.750	10/31/05	749,994

		TOTAL CERTIFICATES OF DEPOSITS			2,500,010

COMMERICAL PAPER - 80.69%
800,000		American Honda Finance Corp	3.590	10/19/05	798,556
1,210,000	c	Anheuser-Busch Cos, Inc	3.770	10/03/05	1,209,747
800,000	c	Beta Finance, Inc	3.510	10/14/05	798,986
800,000	c	BMW US Capital Corp	3.650	11/14/05	796,431
800,000	c	CC (USA), Inc	3.890	01/20/06	790,454
700,000	c	Ciesco Lp	3.670	10/20/05	698,644
800,000	c	Corporate Asset Funding Corp, Inc	3.640	10/27/05	797,880
800,000	c	Dorada Finance, Inc	3.720	11/18/05	796,032
800,000		Fcar Owner Trust I	3.610	10/06/05	799,599
800,000	c	Gannett Co, Inc	3.740	11/04/05	797,174
800,000		General Electric Capital Corp	3.690	11/09/05	796,802
800,000		Goldman Sachs Group, Inc	3.800	10/04/05	799,747
800,000	c	Govco, Inc	3.520	10/11/05	799,218
800,000	c	Greyhawk Funding LLC	3.740	11/16/05	796,187
300,000	c	Harrier Finance Funding LLC	3.480	10/07/05	299,826
500,000	c	Harrier Finance Funding LLC	3.700	11/01/05	498,364
500,000	c	Harrier Finance Funding LLC	3.770	11/22/05	497,299
800,000		HSBC Finance Corp	3.760	11/29/05	795,070
300,000	c	IBM Capital, Inc	3.480	10/05/05	299,884
500,000	c	IBM Capital, Inc	3.470	10/06/05	499,760
500,000	c	Kitty Hawk Funding Corp	3.775	10/24/05	498,800
740,000	c	Kitty Hawk Funding Corp	3.750	10/25/05	738,150
800,000	c	Links Finance LLC	3.720	11/17/05	796,104
800,000		Paccar Financial Corp	3.640	11/03/05	797,323
1,000,000	c	Park Avenue Receivables Corp	3.780	10/24/05	997,585
800,000	c	Pfizer, Inc	3.700	10/28/05	797,780
800,000	c	Private Export Funding Corp	3.750	01/05/06	792,000
800,000	c	Procter & Gamble Co	3.740	12/15/05	793,767
800,000	c	Ranger Funding Co LLC	3.750	10/19/05	798,500
800,000		Royal Bank of Scotland plc	3.720	11/21/05	795,784
800,000	c	Scaldis Capital LLC	3.650	11/02/05	797,404
800,000	c	Sherwin-Williams Co	3.760	12/05/05	794,627
800,000	c	Sigma Finance, Inc	3.680	11/01/05	797,465
300,000		Societe Generale North America, Inc	3.510	10/13/05	299,649
500,000		Societe Generale North America, Inc	3.780	12/19/05	495,885
800,000		UBS Finance, (Delaware), Inc	3.780	11/28/05	795,205
800,000	c	Variable Funding Capital Corp	3.750	10/21/05	798,333
1,200,000	c	Ventures Business Trust	3.870	10/03/05	1,199,743
800,000	c	Yorktown Capital, LLC	3.600	10/12/05	799,118
500,000	c	Yorktown Capital, LLC	3.780	10/24/05	498,802

		TOTAL COMMERICAL PAPER			29,447,684

TIAA-CREF Life Funds - Money Market Fund

PRINCIPAL		RATE	MATURITY DATE	VALUE
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 12.71%
280,000	Federal Home Loan Bank (FHLB)	3.350	10/28/05	279,297
481,000	Federal Home Loan Bank (FHLB)	3.400	11/08/05	479,274
131,000	Federal Home Loan Bank (FHLB)	3.400	12/16/05	130,060
362,000	Federal Home Loan Mortgage Corp (FHLMC)	3.580	10/18/05	361,444
700,000	Federal Home Loan Mortgage Corp (FHLMC)	3.675	12/13/05	694,762
880,000	Federal Home Loan Mortgage Corp (FHLMC)	3.710	12/20/05	872,784
95,000	Federal Home Loan Mortgage Corp (FHLMC)	3.615	01/10/06	94,067
437,000	Federal Home Loan Mortgage Corp (FHLMC)	3.980	02/14/06	430,430
500,000	Federal National Mortgage Association (FNMA)	3.460	10/03/05	499,910
100,000	Federal National Mortgage Association (FNMA)	3.540	10/26/05	99,774
635,000	Federal National Mortgage Association (FNMA)	3.720	12/19/05	630,276
65,000	Federal National Mortgage Association (FNMA)	3.850	01/27/06	64,180

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			4,636,258

	TOTAL SHORT-TERM INVESTMENTS - 100.25% (Cost $36,583,952)			36,583,952

	TOTAL PORTFOLIO - 100.25% (Cost $36,583,952)			36,583,952
	OTHER ASSETS & LIABILITIES, NET - (0.25)%			(90,963)

	NET ASSETS -100.00%			$36,492,989

c	Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a)      Section 302 certification of the principal executive officer (EX-99.CERT)

3(b)      Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 29, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2005	By:	/s/ Bertram L. Stott
Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: November 29, 2005	By:	/s/ Russell Noles
Russell Noles
Vice President and Acting Chief Financial Officer,
Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a)      Section 302 certification of the principal executive officer (EX-99.CERT)

3(b)      Section 302 certification of the principal financial officer (EX-99.CERT)